UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2022

Loomis Sayles International Growth Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

LOOMIS SAYLES INTERNATIONAL GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A	LIGGX

Loomis, Sayles & Company, L.P.	Class C	LIGCX

	Class N	LIGNX

	Class Y	LIGYX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	Life of Fund	Expense Ratios[4]
				Gross	Net

Class Y (Inception 12/15/20)
NAV	-21.09%	-27.88%	-15.64%	2.46%	0.95%

Class A (Inception 12/15/20)
NAV	-21.11	-28.03	-15.81	2.71	1.20
With 5.75% Maximum Sales Charge	-25.62	-32.17	-18.99

Class C (Inception 12/15/20)
NAV	-21.45	-28.54	-16.48	3.46	1.95
With CDSC[1]	-22.24	-29.25	-16.48

Class N (Inception 12/15/20)
NAV	-21.09	-27.85	-15.62	1.58	0.90

Comparative Performance
MSCI ACWI ex USA Index (Net)[2]	-18.42	-19.42	-6.54

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

The MSCI ACWI ex USA Index (Net) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,361 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Robert F. Bierig*	Class C NECOX

M. Colin Hudson, CFA®**	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Michael A. Nicolas, CFA®

Harris Associates L.P.

*	Effective August 1, 2022, Robert F. Bierig serves as portfolio manager of the Fund.
**	Effective August 1, 2022, M. Colin Hudson no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	-19.43%	-14.03%	8.76%	11.99%	—%	0.89%	0.80%

Class A
NAV	-19.52	-14.27	8.49	11.71	—	1.14	1.05
With 5.75% Maximum Sales Charge	-24.15	-19.21	7.21	11.05	—

Class C
NAV	-19.83	-14.90	7.67	11.04	—	1.89	1.80
With CDSC[1]	-20.62	-15.67	7.67	11.04	—

Class N (Inception 5/1/17)
NAV	-19.40	-13.99	8.90	—	9.24	1.55	0.75

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	11.31	12.96	11.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20224

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	-19.18%	-22.60%	-0.65%	5.45%	—%	1.10%	0.90%

Class A
NAV	-19.27	-22.76	-0.89	5.32	—	1.35	1.15
With 5.75% Maximum Sales Charge	-23.90	-27.20	-2.06	4.70	—

Class C
NAV	-19.58	-23.35	-1.64	4.68	—	2.10	1.90
With CDSC[2]	-20.39	-24.11	-1.64	4.68	—

Class N (Inception 5/1/17)
NAV	-19.10	-22.48	-0.55	—	-0.25	1.25	0.85

Comparative Performance
MSCI World ex USA Index (Net)[3]	-18.76	-16.76	2.66	5.37	3.18

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

3	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

William C. Nygren, CFA®	Class A	NEFSX

Robert F. Bierig*	Class C	NECCX

M. Colin Hudson, CFA®**	Class N	NESNX

Michael J. Mangan, CFA®, CPA	Class Y	NESYX

Michael A. Nicolas, CFA®

Harris Associates L.P.

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

*	Effective August 1, 2022, Robert F. Bierig serves as portfolio manager of the Fund.
**	Effective August 1, 2022, M. Colin Hudson no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20224

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y
NAV	-24.67%	-21.69%	9.39%	13.43%	—%	0.89%	0.89%

Class A
NAV	-24.77	-21.89	9.12	13.15	—	1.14	1.14
With 5.75% Maximum Sales Charge	-29.10	-26.38	7.84	12.48	—

Class C
NAV	-25.04	-22.44	8.32	12.47	—	1.89	1.89
With CDSC[1]	-25.73	-23.07	8.32	12.47	—

Class N (Inception 5/1/17)
NAV	-24.64	-21.64	9.50	—	10.09	1.38	0.83

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	11.31	12.96	11.28
Russell 1000® Index[3]	-20.94	-13.04	11.00	12.82	10.97

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON MID CAP FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Vaughan Nelson Investment Management, L.P.	Class Y VNVYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	-14.40%	-11.26%	6.64%	9.69%	—%	0.96%	0.90%

Class A
NAV	-14.47	-11.49	6.37	9.42	—	1.21	1.15
With 5.75% Maximum Sales Charge	-19.37	-16.58	5.12	8.77	—

Class C
NAV	-14.80	-12.15	5.58	8.77	—	1.96	1.90
With CDSC[1]	-15.63	-12.88	5.58	8.77	—

Class N (Inception 5/1/13)
NAV	-14.38	-11.23	6.72	—	8.15	0.87	0.85

Comparative Performance
Russell Midcap® Value Index[2]	-16.23	-10.00	6.27	10.62	8.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephen Davis, CFA®	Class C NEJCX

James Eisenman, CFA®*	Class N VSCNX

Vaughan Nelson Investment Management, L.P.	Class Y NEJYX

*	Effective May 1, 2022, James Eisenman serves as a co-portfolio manager on the Fund.

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20223

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	-12.89%	-5.59%	7.41%	10.84%	—%	1.16%	1.00%

Class A
NAV	-13.00	-5.87	7.14	10.56	—	1.41	1.25
With 5.75% Maximum Sales Charge	-18.00	-11.30	5.88	9.91	—

Class C
NAV	-13.47	-6.67	6.31	9.90	—	2.17	2.00
With CDSC[1]	-14.28	-7.24	6.31	9.90	—

Class N (Inception 5/1/17)
NAV	-12.89	-5.59	7.52	—	7.11	1.17	0.95

Comparative Performance
Russell 2000® Value Index[2]	-17.31	-16.28	4.89	9.05	4.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$788.90	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$785.50	$8.63
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$789.10	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$789.10	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$804.80	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$801.70	$8.04
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$806.00	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$805.70	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$807.30	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$804.20	$8.50
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$809.00	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$808.20	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$752.30	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71
Class C
Actual	$1,000.00	$749.60	$8.20
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44
Class N
Actual	$1,000.00	$753.60	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16
Class Y
Actual	$1,000.00	$753.30	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.14%, 1.89%, 0.83% and 0.89% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON MID CAP FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$855.30	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$852.00	$8.72
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$856.20	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$856.00	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$870.00	$5.80
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class C
Actual	$1,000.00	$865.30	$9.25
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class N
Actual	$1,000.00	$871.10	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class Y
Actual	$1,000.00	$871.10	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In the case of Natixis U.S. Equity Opportunities Fund, the Board approved the Agreement with an amendment that reduced the Fund’s advisory fee effective July 1, 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

|  12

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Existing Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	96%	N/A	N/A
Natixis Oakmark Fund	4%	2%	4%
Natixis Oakmark International Fund	82%	25%	47%
Natixis U.S. Equity Opportunities Fund	81%	31%	17%
Vaughan Nelson Mid Cap Fund	74%	62%	83%
Vaughan Nelson Small Cap Value Fund	14%	30%	68%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent relative performance (i.e., for periods ending March 31, 2022) had improved; (3) that the Fund’s long-term (10-year) performance was stronger relative to its category; (4) the Adviser’s deep value investment strategy was expected to result in cyclical underperformance from time to time; (5) that effective August 31, 2021, the Fund had been assigned to a different category by the independent third-party data provider, which has resulted in significantly improved relative performance and is expected to result in more relevant performance comparisons; and (6) that the Fund outperformed its relevant benchmark for the 3-year period. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for

13  |

various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund on all share classes, effective as of July 1, 2022. The Trustees also noted that management had proposed to reduce the advisory fee rate for Natixis U.S. Equity Opportunities Fund. The Trustees further noted that the Loomis Sayles International Growth Fund had a total advisory fee rate that was below the median of its peer group of funds.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee rate of the Fund had been reduced effective July 1, 2021 and the comparison against the peer group did not reflect the full impact of that; (2) that management had proposed to reduce the expense limitations of the Fund; (3) that management had proposed to reduce the advisory fee of the Fund; (4) that the advisory fee was only one basis point higher than the median of a peer group of funds; and (5) the quality of the services and the reputation and performance of the portfolio management team.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

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Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, including the reduction in the advisory fee for Natixis U.S. Equity Opportunities Fund described above, should be continued through June 30, 2023.

15  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through June 30, 2022)

Effective December 1, 2018 (December 15, 2020 for the Loomis Sayles International Growth Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Australia — 4.5%
36,354	WiseTech Global Ltd.	$953,283

	Belgium — 2.2%
8,851	Anheuser-Busch InBev S.A.	476,644

	Brazil — 7.6%
345,114	Ambev S.A., ADR	866,236
1,163	MercadoLibre, Inc.(a)	740,680

		1,606,916

	Canada — 1.6%
11,000	Shopify, Inc., Class A(a)	343,640

	China — 28.9%
3,739	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	425,049
4,601	Baidu, Inc., Sponsored ADR(a)(b)	684,307
64,400	Budweiser Brewing Co. APAC Ltd., 144A	193,245
507,500	Dali Foods Group Co. Ltd., 144A	269,927
3,400	Kweichow Moutai Co. Ltd., Class A	1,040,169
3,961	NXP Semiconductors NV	586,347
24,100	Tencent Holdings Ltd.(b)	1,090,890
26,757	Trip.com Group Ltd., ADR(a)(b)	734,480
45,796	Vipshop Holdings Ltd., ADR(a)(b)	452,922
13,499	Yum China Holdings, Inc.	654,701

		6,132,037

	Denmark — 4.8%
9,100	Novo Nordisk A/S, Class B	1,009,211

	France — 4.7%
2,735	EssilorLuxottica S.A.	414,661
8,124	Sodexo S.A.	574,645

		989,306

	Germany — 2.6%
6,108	SAP SE	556,747

	Japan — 4.9%
5,400	FANUC Corp.	846,392
5,600	Unicharm Corp.	187,920

		1,034,312

	Macau — 1.2%
41,000	Galaxy Entertainment Group Ltd.	245,613

	Netherlands — 3.9%
567	Adyen NV, 144A(a)	818,256

	Switzerland — 7.8%
7,615	CRISPR Therapeutics AG(a)	462,764
14,030	Novartis AG, (Registered)	1,189,471

		1,652,235

	United Kingdom — 9.8%
7,109	Diageo PLC	307,057
19,599	Experian PLC	575,442
9,262	Reckitt Benckiser Group PLC	696,616
11,140	Unilever PLC	505,983

		2,085,098

	United States — 13.0%
5,601	Block, Inc.(a)	344,237
11,908	Doximity, Inc., Class A(a)	414,637
7,515	Nestle S.A., (Registered)	878,298
3,318	Roche Holding AG	1,109,207

		2,746,379

	Total Common Stocks (Identified Cost $27,194,320)	20,649,677

Principal Amount	Description	Value (†)
Short-Term Investments — 2.3%
$495,628	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $495,633 on 7/01/2022 collateralized by $503,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $505,581 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $495,628)	$495,628

	Total Investments — 99.8% (Identified Cost $27,689,948)	21,145,305
	Other assets less liabilities — 0.2%	41,806

	Net Assets — 100.0%	$21,187,111

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $1,281,428 or 6.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Pharmaceuticals	15.6%
Beverages	13.5
Hotels, Restaurants & Leisure	10.5
Interactive Media & Services	8.3
Internet & Direct Marketing Retail	7.6
Software	7.1
IT Services	7.1
Food Products	5.5
Household Products	4.2
Machinery	4.0
Semiconductors & Semiconductor Equipment	2.8
Professional Services	2.7
Personal Products	2.4
Biotechnology	2.2
Textiles, Apparel & Luxury Goods	2.0
Health Care Technology	2.0
Short-Term Investments	2.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

United States Dollar	34.0%
Euro	15.8
Swiss Franc	15.0
Hong Kong Dollar	8.5
British Pound	7.4
Yuan Renminbi	4.9
Japanese Yen	4.9
Danish Krone	4.8
Australian Dollar	4.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 94.0% of Net Assets
	Auto Components — 1.5%
185,367	BorgWarner, Inc.	$6,185,697

	Automobiles — 2.2%
281,560	General Motors Co.(a)	8,942,346

	Banks — 5.9%
198,236	Bank of America Corp.	6,171,087
220,418	Citigroup, Inc.	10,137,024
212,404	Wells Fargo & Co.	8,319,864

		24,627,975

	Biotechnology — 1.0%
6,947	Regeneron Pharmaceuticals, Inc.(a)	4,106,580

	Building Products — 1.1%
92,600	Masco Corp.	4,685,560

	Capital Markets — 13.1%
169,082	Bank of New York Mellon Corp. (The)	7,052,410
168,339	Charles Schwab Corp. (The)	10,635,658
28,298	Goldman Sachs Group, Inc. (The)	8,405,072
70,810	Intercontinental Exchange, Inc.	6,658,973
211,810	KKR & Co., Inc.	9,804,685
12,221	Moody’s Corp.	3,323,745
138,666	State Street Corp.	8,548,759

		54,429,302

	Consumer Finance — 6.9%
390,354	Ally Financial, Inc.	13,080,763
43,473	American Express Co.	6,026,227
89,906	Capital One Financial Corp.	9,367,306

		28,474,296

	Electronic Equipment, Instruments & Components — 0.7%
26,565	TE Connectivity Ltd.	3,005,830

	Entertainment — 4.5%
48,826	Netflix, Inc.(a)	8,538,203
50,097	Take-Two Interactive Software, Inc.(a)	6,138,385
42,200	Walt Disney Co. (The)(a)	3,983,680

		18,660,268

	Health Care Providers & Services — 2.5%
44,219	HCA Healthcare, Inc.	7,431,445
6,298	Humana, Inc.	2,947,905

		10,379,350

	Hotels, Restaurants & Leisure — 2.5%
3,583	Booking Holdings, Inc.(a)	6,266,631
38,528	Hilton Worldwide Holdings, Inc.	4,293,560

		10,560,191

	Household Durables — 1.3%
131,000	PulteGroup, Inc.	5,191,530

	Industrial Conglomerates — 1.1%
69,124	General Electric Co.	4,401,125

	Insurance — 5.2%
163,435	American International Group, Inc.	8,356,431
43,537	Reinsurance Group of America, Inc.	5,106,455
41,363	Willis Towers Watson PLC	8,164,643

		21,627,529

	Interactive Media & Services — 7.7%
6,056	Alphabet, Inc., Class A(a)	13,197,599
65,566	Meta Platforms, Inc., Class A(a)	10,572,517
442,200	Pinterest, Inc., Class A(a)	8,030,352

		31,800,468

	Internet & Direct Marketing Retail — 4.1%
74,600	Amazon.com, Inc.(a)	$7,923,266
135,565	eBay, Inc.	5,648,993
44,200	Etsy, Inc.(a)	3,235,882

		16,808,141

	IT Services — 5.5%
112,069	Fiserv, Inc.(a)	9,970,779
31,166	Gartner, Inc.(a)	7,536,874
48,500	Global Payments, Inc.	5,366,040

		22,873,693

	Machinery — 3.1%
17,771	Cummins, Inc.	3,439,222
58,966	PACCAR, Inc.	4,855,260
18,200	Parker-Hannifin Corp.	4,478,110

		12,772,592

	Media — 4.4%
22,664	Charter Communications, Inc., Class A(a)	10,618,764
195,542	Comcast Corp., Class A	7,673,068

		18,291,832

	Oil, Gas & Consumable Fuels — 9.5%
325,372	APA Corp.	11,355,483
93,177	ConocoPhillips	8,368,226
42,212	Diamondback Energy, Inc.	5,113,984
132,477	EOG Resources, Inc.	14,630,760

		39,468,453

	Professional Services — 1.6%
36,800	Equifax, Inc.	6,726,304

	Real Estate Management & Development — 1.8%
98,818	CBRE Group, Inc., Class A(a)	7,273,993

	Software — 4.1%
65,600	Oracle Corp.	4,583,472
46,200	Salesforce, Inc.(a)	7,624,848
34,880	Workday, Inc., Class A(a)	4,868,550

		17,076,870

	Tobacco — 1.7%
165,214	Altria Group, Inc.	6,900,989

	Wireless Telecommunication Services — 1.0%
29,458	T-Mobile US, Inc.(a)	3,963,279

	Total Common Stocks (Identified Cost $409,469,610)	389,234,193

Principal Amount
Short-Term Investments — 2.1%
$8,774,149	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $8,774,234 on 7/01/2022 collateralized by $8,909,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at 8,949,668 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,774,149)	8,774,149

	Total Investments — 96.1% (Identified Cost $418,243,759)	398,008,342
	Other assets less liabilities — 3.9%	16,197,560

	Net Assets — 100.0%	$414,205,902

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2022 (Unaudited)

Capital Markets	13.1%
Oil, Gas & Consumable Fuels	9.5
Interactive Media & Services	7.7
Consumer Finance	6.9
Banks	5.9
IT Services	5.5
Insurance	5.2
Entertainment	4.5
Media	4.4
Software	4.1
Internet & Direct Marketing Retail	4.1
Machinery	3.1
Hotels, Restaurants & Leisure	2.5
Health Care Providers & Services	2.5
Automobiles	2.2
Other Investments, less than 2% each	12.8
Short-Term Investments	2.1

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.1% of Net Assets
	Australia — 1.6%
398,700	Brambles Ltd.	$2,948,105
291,820	Orica Ltd.	3,192,711

		6,140,816

	Belgium — 1.8%
127,600	Anheuser-Busch InBev S.A.	6,871,507

	Canada — 2.3%
140,000	Open Text Corp.	5,295,680
73,499	Restaurant Brands International, Inc.	3,685,975

		8,981,655

	China — 7.9%
667,300	Alibaba Group Holding Ltd.(a)	9,519,289
222,775	Prosus NV	14,425,480
81,896	Trip.com Group Ltd.(a)	2,266,098
464,296	Vipshop Holdings Ltd., ADR(a)	4,591,887

		30,802,754

	Finland — 0.6%
80,100	UPM-Kymmene OYJ	2,456,130

	France — 13.7%
235,305	Accor S.A.(a)	6,419,485
243,491	BNP Paribas S.A.	11,646,651
22,000	Capgemini SE	3,794,122
88,300	Danone S.A.	4,944,993
68,800	Edenred	3,259,098
7,170	Kering S.A.	3,715,686
132,698	Publicis Groupe S.A.	6,526,156
264,612	Valeo S.A.	5,156,219
210,900	Worldline S.A., 144A(a)	7,866,438

		53,328,848

	Germany — 25.2%
36,900	Adidas AG	6,554,580
54,010	Allianz SE, (Registered)	10,354,265
166,030	Bayer AG, (Registered)	9,914,707
133,600	Bayerische Motoren Werke AG	10,356,751
135,659	Continental AG	9,521,737
243,907	Daimler Truck Holding AG(a)	6,423,505
109,200	Fresenius Medical Care AG & Co. KGaA	5,471,039
230,400	Fresenius SE & Co. KGaA	7,006,859
92,600	Henkel AG & Co. KGaA	5,689,372
167,914	Mercedes-Benz Group AG, (Registered)	9,752,163
77,900	SAP SE	7,100,616
55,600	Siemens AG, (Registered)	5,715,485
814,100	thyssenkrupp AG(a)	4,642,240

		98,503,319

	Hong Kong — 1.6%
504,000	Prudential PLC	6,269,373

	India — 0.9%
448,175	Axis Bank Ltd.(a)	3,630,249

	Ireland — 1.4%
79,238	Ryanair Holdings PLC, Sponsored ADR(a)	5,328,756

	Italy — 3.1%
6,412,300	Intesa Sanpaolo SpA	12,000,420
70,000	Intesa Sanpaolo SpA	131,505

		12,131,925

	Japan — 1.4%
126,200	Komatsu Ltd.	2,810,116
182,200	Toyota Motor Corp.	2,811,219

		5,621,335

	Korea — 1.3%
26,950	NAVER Corp.	$5,026,892

	Mexico — 0.9%
449,200	Grupo Televisa SAB, Sponsored ADR	3,674,456

	Netherlands — 3.2%
124,244	EXOR NV	7,764,002
228,038	Koninklijke Philips NV	4,891,079

		12,655,081

	Spain — 1.3%
88,230	Amadeus IT Group S.A.(a)	4,940,363

	Sweden — 4.5%
567,704	H & M Hennes & Mauritz AB, B Shares	6,813,946
400,203	SKF AB, B Shares	5,937,523
312,300	Volvo AB, B Shares	4,859,195

		17,610,664

	Switzerland — 9.8%
25,600	Cie Financiere Richemont S.A., (Registered)	2,753,615
1,588,739	Credit Suisse Group AG, (Registered)	9,068,280
1,476,080	Glencore PLC	7,995,093
173,121	Holcim AG, (Registered)	7,425,078
68,200	Novartis AG, (Registered)	5,782,036
6,000	Roche Holding AG	2,005,799
14,099	Swatch Group AG (The)	3,349,055

		38,378,956

	United Kingdom — 12.6%
597,462	CNH Industrial NV	6,909,857
108,400	Compass Group PLC	2,225,602
529,177	Informa PLC(a)	3,418,807
248,532	Liberty Global PLC, Class A(a)	5,231,599
23,485,300	Lloyds Banking Group PLC	12,083,341
995,600	NatWest Group PLC	2,650,049
35,900	Reckitt Benckiser Group PLC	2,700,121
1,456,200	Rolls-Royce Holdings PLC(a)	1,481,917
198,489	Schroders PLC	6,484,093
127,700	Smiths Group PLC	2,183,781
398,200	WPP PLC	4,022,316

		49,391,483

	Total Common Stocks (Identified Cost $442,781,109)	371,744,562

Preferred Stocks — 1.3%
	Korea — 1.3%
126,900	Samsung Electronics Co. Ltd., 2.085%, (KRW) (Identified Cost $7,214,653)	5,100,795

Principal Amount
Short-Term Investments — 2.5%
$9,684,913	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $9,685,007 on 7/01/2022 collateralized by $11,409,700 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $9,878,694 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,684,913)	9,684,913

	Total Investments — 98.9% (Identified Cost $459,680,675)	386,530,270
	Other assets less liabilities — 1.1%	4,443,182

	Net Assets — 100.0%	$390,973,452

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Oakmark International Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $7,866,438 or 2.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won

Industry Summary at June 30, 2022 (Unaudited)

Banks	10.8%
Internet & Direct Marketing Retail	7.3
Machinery	6.8
Automobiles	5.9
IT Services	5.1
Pharmaceuticals	4.5
Media	4.5
Textiles, Apparel & Luxury Goods	4.3
Insurance	4.2
Capital Markets	3.9
Auto Components	3.7
Hotels, Restaurants & Leisure	3.7
Metals & Mining	3.2
Health Care Providers & Services	3.2
Software	3.2
Household Products	2.2
Industrial Conglomerates	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	2.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

Euro	54.4%
British Pound	13.1
United States Dollar	8.2
Swiss Franc	7.8
Swedish Krona	4.5
Hong Kong Dollar	3.0
South Korean Won	2.6
Other, less than 2% each	5.3

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.7% of Net Assets
	Aerospace & Defense — 2.0%
113,693	Boeing Co. (The)(a)	$15,544,107

	Air Freight & Logistics — 0.6%
48,825	Expeditors International of Washington, Inc.	4,758,484

	Automobiles — 2.2%
220,000	General Motors Co.(a)	6,987,200
15,649	Tesla, Inc.(a)	10,538,350

		17,525,550

	Banks — 3.3%
318,705	Citigroup, Inc.	14,657,243
304,400	Wells Fargo & Co.	11,923,348

		26,580,591

	Beverages — 2.7%
12,987	Boston Beer Co., Inc. (The), Class A(a)	3,934,671
190,167	Monster Beverage Corp.(a)	17,628,481

		21,563,152

	Biotechnology — 5.0%
64,166	Alnylam Pharmaceuticals, Inc.(a)	9,358,611
45,511	BioMarin Pharmaceutical, Inc.(a)	3,771,497
77,642	CRISPR Therapeutics AG(a)	4,718,304
36,541	Regeneron Pharmaceuticals, Inc.(a)	21,600,481

		39,448,893

	Capital Markets — 8.5%
248,245	Charles Schwab Corp. (The)	15,684,119
16,158	FactSet Research Systems, Inc.	6,213,882
104,300	Intercontinental Exchange, Inc.	9,808,372
316,800	KKR & Co., Inc.	14,664,672
13,500	MSCI, Inc.	5,564,025
101,206	SEI Investments Co.	5,467,148
163,700	State Street Corp.	10,092,105

		67,494,323

	Consumer Finance — 5.9%
543,800	Ally Financial, Inc.	18,222,738
88,500	American Express Co.	12,267,870
155,885	Capital One Financial Corp.	16,241,658

		46,732,266

	Entertainment — 3.5%
101,543	Netflix, Inc.(a)	17,756,825
103,486	Walt Disney Co. (The)(a)	9,769,078

		27,525,903

	Health Care Equipment & Supplies — 0.4%
15,276	Intuitive Surgical, Inc.(a)	3,066,046

	Health Care Providers & Services — 1.4%
68,700	HCA Healthcare, Inc.	11,545,722

	Health Care Technology — 1.9%
233,702	Doximity, Inc., Class A(a)	8,137,504
37,149	Veeva Systems, Inc., Class A(a)	7,356,988

		15,494,492

	Hotels, Restaurants & Leisure — 3.7%
7,245	Booking Holdings, Inc.(a)	12,671,432
98,751	Starbucks Corp.	7,543,589
105,858	Yum China Holdings, Inc.	5,134,113
34,976	Yum! Brands, Inc.	3,970,126

		29,319,260

	Industrial Conglomerates — 0.9%
109,793	General Electric Co.	6,990,520

	Insurance — 4.8%
273,555	American International Group, Inc.	$13,986,867
104,781	Reinsurance Group of America, Inc.	12,289,764
59,100	Willis Towers Watson PLC	11,665,749

		37,942,380

	Interactive Media & Services — 9.3%
15,497	Alphabet, Inc., Class A(a)	33,771,992
4,081	Alphabet, Inc., Class C(a)	8,926,983
193,615	Meta Platforms, Inc., Class A(a)	31,220,419

		73,919,394

	Internet & Direct Marketing Retail — 5.0%
57,666	Alibaba Group Holding Ltd., Sponsored ADR(a)	6,555,471
314,087	Amazon.com, Inc.(a)	33,359,180

		39,914,651

	IT Services — 7.1%
66,496	Block, Inc.(a)	4,086,844
165,200	Fiserv, Inc.(a)	14,697,844
51,200	Gartner, Inc.(a)	12,381,696
68,485	PayPal Holdings, Inc.(a)	4,782,992
107,760	Shopify, Inc., Class A(a)	3,366,422
86,160	Visa, Inc., Class A	16,964,043

		56,279,841

	Life Sciences Tools & Services — 0.8%
36,506	Illumina, Inc.(a)	6,730,246

	Machinery — 0.6%
15,255	Deere & Co.	4,568,415

	Media — 2.8%
24,495	Charter Communications, Inc., Class A(a)	11,476,643
271,880	Comcast Corp., Class A	10,668,571

		22,145,214

	Oil, Gas & Consumable Fuels — 8.5%
554,341	APA Corp.	19,346,501
224,200	ConocoPhillips	20,135,402
257,238	EOG Resources, Inc.	28,409,365

		67,891,268

	Pharmaceuticals — 2.9%
128,847	Novartis AG, Sponsored ADR	10,891,437
41,564	Novo Nordisk A/S, Sponsored ADR	4,631,477
187,202	Roche Holding AG, Sponsored ADR	7,808,195

		23,331,109

	Real Estate Management & Development — 1.3%
145,800	CBRE Group, Inc., Class A(a)	10,732,338

	Semiconductors & Semiconductor Equipment — 3.1%
109,483	NVIDIA Corp.	16,596,528
62,363	QUALCOMM, Inc.	7,966,250

		24,562,778

	Software — 6.4%
67,729	Autodesk, Inc.(a)	11,646,679
43,197	Microsoft Corp.	11,094,286
189,454	Oracle Corp.	13,237,151
49,450	Salesforce, Inc.(a)	8,161,228
45,806	Workday, Inc., Class A(a)	6,393,601

		50,532,945

	Textiles, Apparel & Luxury Goods — 0.5%
449,610	Under Armour, Inc., Class A(a)	3,745,251

	Tobacco — 1.6%
305,600	Altria Group, Inc.	12,764,912

	Total Common Stocks (Identified Cost $684,578,623)	768,650,051

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$26,700,813	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $26,701,073 on 7/01/2022 collateralized by $11,000,000 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $10,918,135; $13,548,600 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $13,609,989; $3,126,300 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $2,706,799 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,700,813)	$26,700,813

	Total Investments — 100.0% (Identified Cost $711,279,436)	795,350,864
	Other assets less liabilities — (0.0)%	(356,218)

	Net Assets — 100.0%	$794,994,646

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Interactive Media & Services	9.3%
Oil, Gas & Consumable Fuels	8.5
Capital Markets	8.5
IT Services	7.1
Software	6.4
Consumer Finance	5.9
Internet & Direct Marketing Retail	5.0
Biotechnology	5.0
Insurance	4.8
Hotels, Restaurants & Leisure	3.7
Entertainment	3.5
Banks	3.3
Semiconductors & Semiconductor Equipment	3.1
Pharmaceuticals	2.9
Media	2.8
Beverages	2.7
Automobiles	2.2
Aerospace & Defense	2.0
Other Investments, less than 2% each	10.0
Short-Term Investments	3.3

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 92.3% of Net Assets
	Aerospace & Defense — 0.5%
15,545	Axon Enterprise, Inc.(a)	$1,448,328

	Banks — 1.2%
65,580	Bank of N.T. Butterfield & Son Ltd. (The)	2,045,440
56,676	Huntington Bancshares, Inc.	681,812
24,145	PacWest Bancorp	643,706

		3,370,958

	Building Products — 0.8%
13,150	Allegion PLC	1,287,385
62,700	AZEK Co., Inc. (The)(a)	1,049,598

		2,336,983

	Capital Markets — 4.7%
20,575	Ares Management Corp., Class A	1,169,894
118,192	Brightsphere Investment Group, Inc.	2,128,638
8,010	FactSet Research Systems, Inc.	3,080,406
36,945	Nasdaq, Inc.	5,635,590
15,722	Raymond James Financial, Inc.	1,405,704

		13,420,232

	Chemicals — 2.9%
57,345	Axalta Coating Systems Ltd.(a)	1,267,898
43,180	FMC Corp.	4,620,691
28,530	LyondellBasell Industries NV, Class A	2,495,234

		8,383,823

	Commercial Services & Supplies — 2.8%
62,445	Republic Services, Inc.	8,172,177

	Communications Equipment — 4.5%
61,740	Motorola Solutions, Inc.	12,940,704

	Construction & Engineering — 2.8%
246,205	WillScot Mobile Mini Holdings Corp.(a)	7,981,966

	Containers & Packaging — 2.9%
9,255	Avery Dennison Corp.	1,498,107
76,050	Crown Holdings, Inc.	7,009,528

		8,507,635

	Diversified Consumer Services — 0.8%
23,860	Grand Canyon Education, Inc.(a)	2,247,373

	Diversified Financial Services — 0.7%
43,462	Apollo Global Management, Inc.	2,107,038

	Electric Utilities — 6.7%
162,695	Alliant Energy Corp.	9,535,554
149,710	Evergy, Inc.	9,768,577

		19,304,131

	Electrical Equipment — 2.7%
37,255	AMETEK, Inc.	4,093,952
11,565	Hubbell, Inc.	2,065,278
48,335	nVent Electric PLC	1,514,335

		7,673,565

	Electronic Equipment, Instruments & Components — 1.0%
8,200	CDW Corp.	1,291,992
10,835	Keysight Technologies, Inc.(a)	1,493,605

		2,785,597

	Food & Staples Retailing — 0.5%
31,370	Performance Food Group Co.(a)	1,442,393

	Health Care Equipment & Supplies — 2.6%
12,095	Cooper Cos., Inc. (The)	3,787,186
51,620	Hologic, Inc.(a)	3,577,266

		7,364,452

	Health Care Providers & Services — 0.7%
873,980	Aveanna Healthcare Holdings, Inc.(a)	$1,975,195

	Hotels, Restaurants & Leisure — 0.9%
88,430	Aramark	2,708,611

	Household Products — 2.9%
89,095	Church & Dwight Co., Inc.	8,255,543

	Independent Power & Renewable Electricity Producers — 3.3%
417,480	Vistra Corp.	9,539,418

	Insurance — 5.2%
51,700	Allstate Corp. (The)	6,551,941
28,855	Arthur J. Gallagher & Co.	4,704,519
30,800	Reinsurance Group of America, Inc.	3,612,532

		14,868,992

	IT Services — 4.6%
98,615	MAXIMUS, Inc.	6,164,424
122,600	SS&C Technologies Holdings, Inc.	7,119,382

		13,283,806

	Life Sciences Tools & Services — 6.2%
12,620	Agilent Technologies, Inc.	1,498,877
195,970	Avantor, Inc.(a)	6,094,667
17,907	IQVIA Holdings, Inc.(a)	3,885,640
329,850	Sotera Health Co.(a)	6,461,762

		17,940,946

	Machinery — 2.2%
22,970	Crane Holdings Co.	2,011,253
61,265	Otis Worldwide Corp.	4,329,598

		6,340,851

	Media — 4.2%
74,995	Nexstar Media Group, Inc., Class A	12,215,186

	Metals & Mining — 0.4%
78,405	Constellium SE(a)	1,035,730

	Multi-Utilities — 6.9%
110,020	Ameren Corp.	9,941,407
145,445	CMS Energy Corp.	9,817,538

		19,758,945

	Oil, Gas & Consumable Fuels — 6.3%
50,635	Diamondback Energy, Inc.	6,134,430
27,905	Pioneer Natural Resources Co.	6,225,047
924,955	Southwestern Energy Co.(a)	5,780,969

		18,140,446

	Pharmaceuticals — 2.7%
401,155	Elanco Animal Health, Inc.(a)	7,874,673

	Professional Services — 2.6%
22,035	CACI International, Inc., Class A(a)	6,209,022
6,940	Equifax, Inc.	1,268,493

		7,477,515

	REITs – Diversified — 1.4%
425,990	New Residential Investment Corp.	3,970,227

	Semiconductors & Semiconductor Equipment — 0.7%
9,780	Analog Devices, Inc.	1,428,760
6,980	Entegris, Inc.	643,068

		2,071,828

	Software — 1.1%
343,727	N-Able, Inc.(a)	3,093,543

	Specialty Retail — 1.4%
275,755	Leslie’s, Inc.(a)	4,185,961

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Mid Cap Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.5%
41,110	Skechers U.S.A., Inc., Class A(a)	$1,462,694

	Total Common Stocks (Identified Cost $264,862,148)	265,687,465

Principal Amount
Short-Term Investments — 7.9%
$22,770,147	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $22,770,368 on 7/01/2022 collateralized by $1,048,700 U.S. Treasury Note, 1.875% due 2/28/2027 valued at $990,611; $22,903,300 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $22,234,982 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,770,147)	22,770,147

	Total Investments — 100.2% (Identified Cost $287,632,295)	288,457,612
	Other assets less liabilities — (0.2)%	(456,728)

	Net Assets — 100.0%	$288,000,884

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2022 (Unaudited)

Multi-Utilities	6.9%
Electric Utilities	6.7
Oil, Gas & Consumable Fuels	6.3
Life Sciences Tools & Services	6.2
Insurance	5.2
Capital Markets	4.7
IT Services	4.6
Communications Equipment	4.5
Media	4.2
Independent Power & Renewable Electricity Producers	3.3
Containers & Packaging	2.9
Chemicals	2.9
Household Products	2.9
Commercial Services & Supplies	2.8
Construction & Engineering	2.8
Pharmaceuticals	2.7
Electrical Equipment	2.7
Professional Services	2.6
Health Care Equipment & Supplies	2.6
Machinery	2.2
Other Investments, less than 2% each	12.6
Short-Term Investments	7.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 93.3% of Net Assets
	Banks — 5.6%
76,700	Cadence Bank	$1,800,916
116,220	Old National Bancorp	1,718,894
16,280	SouthState Corp.	1,256,002
35,520	United Bankshares, Inc.	1,245,686
43,300	United Community Banks, Inc.	1,307,227

		7,328,725

	Capital Markets — 3.4%
27,175	Artisan Partners Asset Management, Inc., Class A	966,615
20,195	Cboe Global Markets, Inc.	2,285,872
29,475	Moelis & Co., Class A	1,159,841

		4,412,328

	Chemicals — 6.3%
68,970	Chemours Co. (The)	2,208,420
220,050	Element Solutions, Inc.	3,916,890
20,030	FMC Corp.	2,143,410

		8,268,720

	Commercial Services & Supplies — 1.7%
34,580	Ritchie Bros. Auctioneers, Inc.	2,249,775

	Electronic Equipment, Instruments & Components — 7.3%
20,665	Advanced Energy Industries, Inc.	1,508,132
21,225	Fabrinet(a)	1,721,347
42,625	II-VI, Inc.(a)	2,171,744
48,915	Insight Enterprises, Inc.(a)	4,220,386

		9,621,609

	Energy Equipment & Services — 0.8%
148,275	TechnipFMC PLC(a)	997,891

	Food & Staples Retailing — 1.2%
35,340	Performance Food Group Co.(a)	1,624,933

	Gas Utilities — 4.2%
33,380	Southwest Gas Holdings, Inc.(a)	2,906,730
34,815	Spire, Inc.	2,589,192

		5,495,922

	Health Care Providers & Services — 1.0%
4,885	Molina Healthcare, Inc.(a)	1,365,895

	Hotels, Restaurants & Leisure — 3.8%
73,130	Bally’s Corp.(a)	1,446,511
95,570	Everi Holdings, Inc.(a)	1,558,747
109,559	International Game Technology PLC	2,033,415

		5,038,673

	Household Durables — 1.6%
24,585	Installed Building Products, Inc.	2,044,489

	Insurance — 4.9%
28,085	Brown & Brown, Inc.	1,638,479
37,805	First American Financial Corp.	2,000,640
25,920	Selective Insurance Group, Inc.	2,253,485
84,960	Trean Insurance Group, Inc.(a)	529,301

		6,421,905

	IT Services — 6.0%
33,855	ExlService Holdings, Inc.(a)	4,987,857
25,740	Thoughtworks Holding, Inc.(a)	363,191
33,185	WNS Holdings Ltd., ADR(a)	2,476,929

		7,827,977

	Life Sciences Tools & Services — 5.2%
57,465	Avantor, Inc.(a)	$1,787,162
60,135	Maravai LifeSciences Holdings, Inc., Class A(a)	1,708,435
47,115	Syneos Health, Inc.(a)	3,377,203

		6,872,800

	Machinery — 7.8%
15,035	Alamo Group, Inc.	1,750,525
69,115	Federal Signal Corp.	2,460,494
31,255	Franklin Electric Co., Inc.	2,289,741
32,380	SPX Corp.(a)	1,710,959
16,135	Watts Water Technologies, Inc., Series A	1,982,024

		10,193,743

	Marine — 1.3%
27,655	Kirby Corp.(a)	1,682,530

	Media — 1.9%
120,335	TEGNA, Inc.	2,523,425

	Oil, Gas & Consumable Fuels — 5.0%
41,090	Antero Resources Corp.(a)	1,259,409
88,230	Comstock Resources, Inc.(a)	1,065,818
32,585	Ovintiv, Inc.	1,439,931
25,125	PDC Energy, Inc.	1,547,951
202,375	Southwestern Energy Co.(a)	1,264,844

		6,577,953

	Personal Products — 2.0%
325,335	Coty, Inc., Class A(a)	2,605,933

	Professional Services — 6.2%
32,790	ASGN, Inc.(a)	2,959,298
5,185	CACI International, Inc., Class A(a)	1,461,029
20,185	FTI Consulting, Inc.(a)	3,650,457

		8,070,784

	Road & Rail — 2.7%
14,055	Landstar System, Inc.	2,043,878
7,820	Saia, Inc.(a)	1,470,160

		3,514,038

	Semiconductors & Semiconductor Equipment — 4.8%
48,880	Ichor Holdings Ltd.(a)	1,269,902
20,515	MKS Instruments, Inc.	2,105,455
85,265	Rambus, Inc.(a)	1,832,345
36,800	Ultra Clean Holdings, Inc.(a)	1,095,536

		6,303,238

	Specialty Retail — 0.5%
3,275	RH(a)	695,151

	Textiles, Apparel & Luxury Goods — 1.0%
30,830	Capri Holdings Ltd.(a)	1,264,338

	Trading Companies & Distributors — 7.1%
35,305	Beacon Roofing Supply, Inc.(a)	1,813,265
77,420	Core & Main, Inc., Class A(a)	1,726,466
31,310	GATX Corp.	2,948,150
24,740	Rush Enterprises, Inc., Class A	1,192,468
6,710	Watsco, Inc.	1,602,482

		9,282,831

	Total Common Stocks (Identified Cost $121,002,792)	122,285,606

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 6.6%
$8,660,671	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $8,660,755 on 7/01/2022 collateralized by $9,351,900 U.S. Treasury Note, 1.875% due 2/28/2027 valued at $8,833,889 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,660,671)	$8,660,671

	Total Investments — 99.9% (Identified Cost $129,663,463)	130,946,277
	Other assets less liabilities — 0.1%	121,929

	Net Assets — 100.0%	$131,068,206

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Machinery	7.8%
Electronic Equipment, Instruments & Components	7.3
Trading Companies & Distributors	7.1
Chemicals	6.3
Professional Services	6.2
IT Services	6.0
Banks	5.6
Life Sciences Tools & Services	5.2
Oil, Gas & Consumable Fuels	5.0
Insurance	4.9
Semiconductors & Semiconductor Equipment	4.8
Gas Utilities	4.2
Hotels, Restaurants & Leisure	3.8
Capital Markets	3.4
Road & Rail	2.7
Personal Products	2.0
Other Investments, less than 2% each	11.0
Short-Term Investments	6.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$27,689,948	$418,243,759	$459,680,675	$711,279,436
Net unrealized appreciation (depreciation)	(6,544,643)	(20,235,417)	(73,150,405)	84,071,428

Investments at value	21,145,305	398,008,342	386,530,270	795,350,864
Cash	—	—	—	5,217
Foreign currency at value (identified cost $31,546, $0, $0 and $0, respectively)	31,537	—	—	—
Receivable for Fund shares sold	340	132,583	403,720	128,131
Receivable for securities sold	—	18,472,854	603,814	—
Dividends and interest receivable	15,458	409,380	166,343	650,431
Tax reclaims receivable	47,809	—	4,547,772	502,713
Prepaid expenses (Note 9)	2	66	63	131

TOTAL ASSETS	21,240,451	417,023,225	392,251,982	796,637,487

LIABILITIES
Payable for securities purchased	—	1,686,707	299,625	155,014
Payable for Fund shares redeemed	—	146,088	346,465	284,777
Foreign taxes payable (Note 2)	—	—	83,966	—
Management fees payable (Note 6)	11,918	230,334	214,605	523,910
Deferred Trustees’ fees (Note 6)	4,188	663,890	124,149	506,607
Administrative fees payable (Note 6)	799	16,805	15,852	31,832
Payable to distributor (Note 6d)	10	2,177	6,220	2,622
Audit and tax services fees payable	25,032	23,876	25,188	24,932
Other accounts payable and accrued expenses	11,393	47,446	162,460	113,147

TOTAL LIABILITIES	53,340	2,817,323	1,278,530	1,642,841

NET ASSETS	$21,187,111	$414,205,902	$390,973,452	$794,994,646

NET ASSETS CONSIST OF:
Paid-in capital	$28,041,160	$415,033,899	$571,049,467	$652,424,691
Accumulated earnings (loss)	(6,854,049)	(827,997)	(180,076,015)	142,569,955

NET ASSETS	$21,187,111	$414,205,902	$390,973,452	$794,994,646

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$114,734	$186,192,668	$121,284,417	$529,334,519

Shares of beneficial interest	15,203	8,069,110	9,917,125	16,974,830

Net asset value and redemption price per share	$7.55	$23.07	$12.23	$31.18

Offering price per share (100/94.25 of net asset value) (Note 1)	$8.01	$24.48	$12.98	$33.08

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$758	$50,765,419	$45,884,836	$36,164,093

Shares of beneficial interest	101	2,737,712	3,838,345	2,395,694

Net asset value and offering price per share	$7.47 *	$18.54	$11.95	$15.10

Class N shares:
Net assets	$18,119,377	$478,051	$1,940,779	$162,036

Shares of beneficial interest	2,395,482	19,284	159,103	4,098

Net asset value, offering and redemption price per share	$7.56	$24.79	$12.20	$39.54

Class Y shares:
Net assets	$2,952,242	$176,769,764	$221,863,420	$229,333,998

Shares of beneficial interest	390,344	7,153,182	18,209,970	5,819,063

Net asset value, offering and redemption price per share	$7.56	$24.71	$12.18	$39.41

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  28

Statements of Assets and Liabilities (continued)

June 30, 2022 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$287,632,295	$129,663,463
Net unrealized appreciation	825,317	1,282,814

Investments at value	288,457,612	130,946,277
Cash	5,426	—
Receivable for Fund shares sold	143,601	477,903
Dividends and interest receivable	264,148	81,211
Prepaid expenses (Note 9)	45	19

TOTAL ASSETS	288,870,832	131,505,410

LIABILITIES
Payable for securities purchased	339,560	6,800
Payable for Fund shares redeemed	82,196	62,687
Management fees payable (Note 6)	176,951	83,558
Deferred Trustees’ fees (Note 6)	196,123	221,372
Administrative fees payable (Note 6)	11,261	5,089
Payable to distributor (Note 6d)	1,854	761
Audit and tax services fees payable	24,742	23,851
Other accounts payable and accrued expenses	37,261	33,086

TOTAL LIABILITIES	869,948	437,204

NET ASSETS	$288,000,884	$131,068,206

NET ASSETS CONSIST OF:
Paid-in capital	$287,086,437	$126,780,582
Accumulated earnings	914,447	4,287,624

NET ASSETS	$288,000,884	$131,068,206

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$32,689,722	$69,042,222

Shares of beneficial interest	1,724,525	4,538,389

Net asset value and redemption price per share	$18.96	$15.21

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.12	$16.14

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$8,424,656	$838,007

Shares of beneficial interest	493,330	147,677

Net asset value and offering price per share	$17.08	$5.67

Class N shares:
Net assets	$73,156,761	$1,207,148

Shares of beneficial interest	3,794,793	74,592

Net asset value, offering and redemption price per share	$19.28	$16.18

Class Y shares:
Net assets	$173,729,745	$59,980,829

Shares of beneficial interest	8,997,189	3,710,456

Net asset value, offering and redemption price per share	$19.31	$16.17

See accompanying notes to financial statements.

29  |

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$220,191	$3,739,093	$10,022,852	$6,157,317
Non-cash dividends (Note 2b)	37,296 (a)	—	—	—
Interest	127	3,799	3,365	5,487
Less net foreign taxes withheld	(24,026)	—	(1,189,049)	(117,992)

	233,588	3,742,892	8,837,168	6,044,812

Expenses
Management fees (Note 6)	82,245	1,558,312	1,816,250	3,569,168
Service and distribution fees (Note 6)	224	559,529	462,356	1,042,020
Administrative fees (Note 6)	4,852	102,769	102,604	210,352
Trustees’ fees and expenses (Note 6)	6,602	13,276	13,242	19,890
Trustees’ fees deferred compensation (Note 6)	1,171	(93,831)	(15,238)	(71,292)
Transfer agent fees and expenses (Notes 6 and 7)	3,863	196,446	402,355	282,599
Audit and tax services fees	20,970	20,384	43,062	22,692
Custodian fees and expenses	7,325	9,155	75,618	23,809
Legal fees (Note 9)	319	4,561	6,240	12,334
Registration fees	15,946	75,820	46,215	58,989
Shareholder reporting expenses	7,041	29,109	48,442	59,325
Miscellaneous expenses	21,510	20,191	50,611	29,416

Total expenses	172,068	2,495,721	3,051,757	5,259,302
Less waiver and/or expense reimbursement (Note 6)	(72,643)	(79,455)	(499,000)	(883)

Net expenses	99,425	2,416,266	2,552,757	5,258,419

Net investment income	134,163	1,326,626	6,284,411	786,393

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY ACONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	93,523	26,531,933	(2,411,934)	61,565,106
Forward foreign currency contracts (Note 2d)	—	—	473,946	—
Foreign currency transactions (Note 2c)	(3,773)	—	(29,179)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,486,634)	(130,344,165)	(101,616,809)	(324,961,803)
Forward foreign currency contracts (Note 2d)	—	—	94,327	—
Foreign currency translations (Note 2c)	(1,959)	—	(344,012)	(7,378)

Net realized and unrealized loss on investments, forward foreign currency contracts and foreign currency transactions	(5,398,843)	(103,812,232)	(103,833,661)	(263,404,075)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,264,680)	$(102,485,606)	$(97,549,250)	$(262,617,682)

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

|  30

Statements of Operations (continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,895,603	$807,277
Interest	4,402	1,547
Less net foreign taxes withheld	—	(2,781)

	2,900,005	806,043

Expenses
Management fees (Note 6)	1,214,547	612,499
Service and distribution fees (Note 6)	93,494	98,472
Administrative fees (Note 6)	71,615	31,883
Trustees’ fees and expenses (Note 6)	10,979	8,406
Trustees’ fees deferred compensation (Note 6)	(25,832)	(31,160)
Transfer agent fees and expenses (Notes 6 and 7)	110,334	73,719
Audit and tax services fees	20,817	20,386
Custodian fees and expenses	8,311	4,721
Legal fees (Note 9)	4,175	1,729
Registration fees	34,661	30,465
Shareholder reporting expenses	17,821	15,570
Miscellaneous expenses	21,157	17,494

Total expenses	1,582,079	884,184
Less waiver and/or expense reimbursement (Note 6)	(50,688)	(65,421)

Net expenses	1,531,391	818,763

Net investment income (loss)	1,368,614	(12,720)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	2,510,289	3,754,607
Class action settlements (Note 8)	238,726	—
Net change in unrealized appreciation (depreciation) on: Investments	(54,238,182)	(23,288,460)

Net realized and unrealized loss on investments	(51,489,167)	(19,533,853)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,120,553)	$(19,546,573)

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets

	International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$134,163	$68,456	$1,326,626	$633,264
Net realized gain (loss) on investments and foreign currency transactions	89,750	(203,613)	26,531,933	28,561,069
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,488,593)	(1,246,367)	(130,344,165)	53,375,247

Net increase (decrease) in net assets resulting from operations	(5,264,680)	(1,381,524)	(102,485,606)	82,569,580

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(1,712)	(2,809,096)	(14,668,177)
Class C	—	(540)	(991,606)	(3,860,638)
Class N	—	(404,221)	(7,860)	(42,243)
Class Y	—	(3,739)	(2,619,716)	(6,180,207)

Total distributions	—	(410,212)	(6,428,278)	(24,751,265)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	3,126,100	9,897,595	150,953,361	69,746,167

Net increase (decrease) in net assets	(2,138,580)	8,105,859	42,039,477	127,564,482
NET ASSETS
Beginning of the period	23,325,691	15,219,832	372,166,425	244,601,943

End of the period	$21,187,111	$23,325,691	$414,205,902	$372,166,425

See accompanying notes to financial statements.

|  32

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$6,284,411	$9,327,403	$786,393	$(2,363,534)
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(1,967,167)	37,081,829	61,565,106	116,863,738
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	(101,866,494)	(4,477,434)	(324,969,181)	97,061,972

Net increase (decrease) in net assets resulting from operations	(97,549,250)	41,931,798	(262,617,682)	211,562,176

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(2,330,358)	(26,539,784)	(76,697,366)
Class C	—	(418,451)	(3,948,324)	(11,757,176)
Class N	—	(12,581)	(5,180)	(15,616)
Class Y	—	(5,540,267)	(8,682,775)	(23,677,132)

Total distributions	—	(8,301,657)	(39,176,063)	(112,147,290)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(47,346,246)	(1,920,547)	20,957,595	20,061,764

Net increase (decrease) in net assets	(144,895,496)	31,709,594	(280,836,150)	119,476,650
NET ASSETS
Beginning of the period	535,868,948	504,159,354	1,075,830,796	956,354,146

End of the period	$390,973,452	$535,868,948	$794,994,646	$1,075,830,796

See accompanying notes to financial statements.

33  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$1,368,614	$1,331,082	$(12,720)	$174,435
Net realized gain on investments and class action settlements	2,749,015	56,422,377	3,754,607	33,988,295
Net change in unrealized appreciation (depreciation) on investments	(54,238,182)	4,168,218	(23,288,460)	828,120

Net increase (decrease) in net assets resulting from operations	(50,120,553)	61,921,677	(19,546,573)	34,990,850

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(859,450)	(5,329,869)	(1,681,175)	(14,352,433)
Class C	(262,976)	(1,799,416)	(52,754)	(339,165)
Class N	(1,948,714)	(12,164,843)	(27,118)	(233,321)
Class Y	(4,634,572)	(33,148,269)	(1,450,459)	(11,433,578)

Total distributions	(7,705,712)	(52,442,397)	(3,211,506)	(26,358,497)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(21,711,504)	68,004,051	3,930,271	29,370,496

Net increase (decrease) in net assets	(79,537,769)	77,483,331	(18,827,808)	38,002,849
NET ASSETS
Beginning of the period	367,538,653	290,055,322	149,896,014	111,893,165

End of the period	$288,000,884	$367,538,653	$131,068,206	$149,896,014

See accompanying notes to financial statements.

|  34

Financial Highlights

For a share outstanding throughout each period.

	International Growth Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.57		$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(b)	(0.01)	0.01
Net realized and unrealized gain (loss)	(2.06)		(0.41)	0.13

Total from Investment Operations	(2.02)		(0.42)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)	(0.01)
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.14)	(0.01)

Net asset value, end of the period	$7.55		$9.57	$10.13

Total return(c)(d)	(21.11	)%(b)(e)	(4.07)%	1.37	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$115		$113	$1
Net expenses(f)	1.20	%(g)	1.20%	1.20	%(g)
Gross expenses	2.07	%(g)	2.71%	13.05	%(g)
Net investment income (loss)	0.94	%(b)(g)	(0.07)%	1.28	%(g)
Portfolio turnover rate	7%		9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been (21.32)% and the ratio of net investment income to average net assets would have been 0.61%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.51		$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(b)	(0.09)		0.00	(c)
Net realized and unrealized gain (loss)	(2.06)		(0.40)		0.13

Total from Investment Operations	(2.04)		(0.49)		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	—		(0.13)		—

Total Distributions	—		(0.13)		(0.00)

Net asset value, end of the period	$7.47		$9.51		$10.13

Total return(d)(e)	(21.45	)%(b)(f)	(4.79)%		1.33	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$38		$1
Net expenses(g)	1.95	%(h)	1.95%		1.95	%(h)
Gross expenses	2.82	%(h)	3.46%		13.78	%(h)
Net investment income (loss)	0.43	%(b)(h)	(0.90)%		0.55	%(h)
Portfolio turnover rate	7%		9%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (21.56)% and the ratio of net investment loss to average net assets would have been (0.27)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.58		$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	(b)	0.03	0.01
Net realized and unrealized gain (loss)	(2.07)		(0.42)	0.13

Total from Investment Operations	(2.02)		(0.39)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.01)
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.16)	(0.01)

Net asset value, end of the period	$7.56		$9.58	$10.13

Total return(c)	(21.09	)%(b)(d)	(3.77)%	1.38	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$18,119		$22,953	$15,206
Net expenses(e)	0.90	%(f)	0.90%	0.90	%(f)
Gross expenses	1.54	%(f)	1.58%	6.48	%(f)
Net investment income	1.22	%(b)(f)	0.29%	1.43	%(f)
Portfolio turnover rate	7%		9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been (21.19)% and the ratio of net investment income to average net assets would have been 0.85%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.58		$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	(b)	0.02	0.01
Net realized and unrealized gain (loss)	(2.07)		(0.41)	0.13

Total from Investment Operations	(2.02)		(0.39)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.01)
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.16)	(0.01)

Net asset value, end of the period	$7.56		$9.58	$10.13

Total return(c)	(21.09	)%(b)(d)	(3.81)%	1.38	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,952		$222	$12
Net expenses(e)	0.95	%(f)	0.95%	0.95	%(f)
Gross expenses	1.82	%(f)	2.46%	12.58	%(f)
Net investment income	1.29	%(b)(f)	0.19%	1.63	%(f)
Portfolio turnover rate	7%		9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (21.19)% and the ratio of net investment income to average net assets would have been 1.25%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$29.04		$23.20		$22.45		$19.44		$24.72	$21.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.07		0.11	(b)	0.18	(c)	0.10	0.11
Net realized and unrealized gain (loss)	(5.68)		7.81		2.78		4.93		(3.28)	4.28

Total from Investment Operations	(5.61)		7.88		2.89		5.11		(3.18)	4.39

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)		(0.12)		(0.21)		(0.08)	(0.10)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.94)

Total Distributions	(0.36)		(2.04)		(2.14)		(2.10)		(2.10)	(1.04)

Net asset value, end of the period	$23.07		$29.04		$23.20		$22.45		$19.44	$24.72

Total return(d)	(19.52	)%(e)(f)	33.97	%(e)	13.01	%(b)	26.77	%(c)	(13.01)%	20.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$186,193		$222,435		$170,702		$181,417		$164,748	$203,792
Net expenses	1.05	%(g)(h)	1.12	%(g)(i)	1.20	%(j)	1.17%		1.13%	1.18%
Gross expenses	1.08	%(h)	1.14%		1.20	%(j)	1.17%		1.13%	1.18%
Net investment income	0.55	%(h)	0.25%		0.53	%(b)	0.85	%(c)	0.41%	0.48%
Portfolio turnover rate	26%		23%		22%		15%		39%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(j)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$23.50		$19.17		$18.92		$16.66		$21.58	$18.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.12)		(0.04	)(b)	0.02	(c)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(4.58)		6.44		2.31		4.20		(2.83)	3.74

Total from Investment Operations	(4.60)		6.32		2.27		4.22		(2.90)	3.69

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(d)	—		(0.07)		—	(0.00	)(d)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.94)

Total Distributions	(0.36)		(1.99)		(2.02)		(1.96)		(2.02)	(0.94)

Net asset value, end of the period	$18.54		$23.50		$19.17		$18.92		$16.66	$21.58

Total return(e)	(19.83	)%(f)(g)	32.99	%(f)	12.15	%(b)	25.82	%(c)	(13.63)%	19.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$50,765		$50,042		$35,940		$54,384		$53,606	$62,272
Net expenses	1.80	%(h)(i)	1.87	%(h)(j)	1.95%		1.92%		1.88%	1.93%
Gross expenses	1.83	%(i)	1.89%		1.95%		1.92%		1.88%	1.93%
Net investment income (loss)	(0.20	)%(i)	(0.49)%		(0.23	)%(b)	0.12	%(c)	(0.33)%	(0.27)%
Portfolio turnover rate	26%		23%		22%		15%		39%	16%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$31.13		$24.72		$23.78		$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.23		0.18	(b)	0.22	(c)	0.22	0.14
Net realized and unrealized gain (loss)	(6.10)		8.31		2.98		5.25		(3.45)	3.44

Total from Investment Operations	(5.98)		8.54		3.16		5.47		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.20)		(0.29)		(0.17)	(0.17)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.63)

Total Distributions	(0.36)		(2.13)		(2.22)		(2.18)		(2.19)	(0.80)

Net asset value, end of the period	$24.79		$31.13		$24.72		$23.78		$20.49	$25.91

Total return(d)	(19.40	)%(e)	34.54%		13.41	%(b)	27.16	%(c)	(12.60)%	15.46	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$478		$682		$364		$801		$10	$1
Net expenses(f)	0.75	%(g)	0.80	%(h)	0.86%		0.83%		0.75%	0.75	%(g)
Gross expenses	1.04	%(g)	1.55%		1.05%		1.25%		3.79%	13.79	%(g)
Net investment income	0.81	%(g)	0.79%		0.85	%(b)	0.93	%(c)	0.88%	0.84	%(g)
Portfolio turnover rate	26%		23%		22%		15%		39%	16	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$31.04		$24.68		$23.75		$20.46		$25.90	$22.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17		0.17	(b)	0.27	(c)	0.17	0.17
Net realized and unrealized gain (loss)	(6.09)		8.31		2.95		5.17		(3.44)	4.48

Total from Investment Operations	(5.97)		8.48		3.12		5.44		(3.27)	4.65

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.17)		(0.26)		(0.15)	(0.15)
Net realized capital gains	(0.36)		(1.99)		(2.02)		(1.89)		(2.02)	(0.94)

Total Distributions	(0.36)		(2.12)		(2.19)		(2.15)		(2.17)	(1.09)

Net asset value, end of the period	$24.71		$31.04		$24.68		$23.75		$20.46	$25.90

Total return	(19.43	)%(d)(e)	34.35	%(d)	13.28	%(b)	27.06	%(c)(d)	(12.76)%	21.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,770		$99,008		$37,595		$46,836		$53,829	$49,955
Net expenses	0.80	%(f)(g)	0.86	%(f)(h)	0.95%		0.91	%(f)	0.88%	0.93%
Gross expenses	0.83	%(g)	0.89%		0.95%		0.92%		0.88%	0.93%
Net investment income	0.83	%(g)	0.56%		0.79	%(b)	1.16	%(c)	0.68%	0.71%
Portfolio turnover rate	26%		23%		22%		15%		39%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$15.15		$14.15		$13.63		$11.29		$15.58	$12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19		0.27	(b)	(0.00	)(c)	0.37	(d)	0.25	0.18
Net realized and unrealized gain (loss)	(3.11)		0.96		0.55	(e)	2.38		(4.02)	3.41

Total from Investment Operations	(2.92)		1.23		0.55		2.75		(3.77)	3.59

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.23)		(0.03)		(0.41)		(0.29)	(0.16)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.23)		(0.03)		(0.41)		(0.52)	(0.16)

Net asset value, end of the period	$12.23		$15.15		$14.15		$13.63		$11.29	$15.58

Total return(f)	(19.27	)%(g)(h)	8.73	%(b)(g)	4.06	%(g)	24.35	%(d)	(24.15)%	29.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$121,284		$152,900		$131,630		$172,906		$257,551	$603,988
Net expenses	1.15	%(i)(j)	1.17	%(i)(k)	1.29	%(i)(l)	1.29%		1.31%	1.32%
Gross expenses	1.37	%(j)	1.34%		1.36%		1.29%		1.31%	1.32%
Net investment income (loss)	2.79	%(j)	1.73	%(b)	(0.03)%		2.91	%(d)	1.72%	1.28%
Portfolio turnover rate	20%		37%		63%		28%		50%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(c)	Amount rounds to less than $0.01 per share.
(d)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(e)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(l)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$14.86		$13.85		$13.41		$11.11		$15.30	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		0.13	(b)	(0.08)		0.26	(c)	0.13	0.06
Net realized and unrealized gain (loss)	(3.04)		0.97		0.52	(d)	2.34		(3.92)	3.35

Total from Investment Operations	(2.91)		1.10		0.44		2.60		(3.79)	3.41

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)		—		(0.30)		(0.17)	(0.07)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.09)		—		(0.30)		(0.40)	(0.07)

Net asset value, end of the period	$11.95		$14.86		$13.85		$13.41		$11.11	$15.30

Total return(e)	(19.58	)%(f)(g)	7.92	%(b)(f)	3.28	%(f)	23.44	%(c)	(24.74)%	28.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$45,885		$69,335		$96,772		$179,533		$212,618	$363,018
Net expenses	1.90	%(h)(i)	1.93	%(h)(j)	2.05	%(h)(k)	2.04%		2.07%	2.07%
Gross expenses	2.12	%(i)	2.09%		2.11%		2.04%		2.07%	2.07%
Net investment income (loss)	1.91	%(i)	0.85	%(b)	(0.76)%		2.09	%(c)	0.94%	0.42%
Portfolio turnover rate	20%		37%		63%		28%		50%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$15.08		$14.09		$13.56		$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.38	(b)	0.04		0.33	(c)	0.28	0.15
Net realized and unrealized gain (loss)	(3.18)		0.89		0.56	(d)	2.45		(4.02)	1.66

Total from Investment Operations	(2.88)		1.27		0.60		2.78		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.28)		(0.07)		(0.47)		(0.36)	(0.21)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.28)		(0.07)		(0.47)		(0.59)	(0.21)

Net asset value, end of the period	$12.20		$15.08		$14.09		$13.56		$11.25	$15.58

Total return(e)	(19.10	)%(f)	9.01	%(b)	4.44%		24.75	%(c)	(23.94)%	12.96	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,941		$704		$290		$811		$758	$1
Net expenses(g)	0.85	%(h)	0.87	%(i)	0.92	%(j)	0.94%		0.99%	0.92	%(h)
Gross expenses	1.05	%(h)	1.25%		1.17%		1.08%		1.02%	25.21	%(h)
Net investment income	4.54	%(h)	2.49	%(b)	0.37%		2.56	%(c)	2.04%	1.54	%(h)
Portfolio turnover rate	20%		37%		63%		28%		50%	40	%(k)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(k)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$15.07		$14.08		$13.56		$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.30	(b)	0.04		0.37	(c)	0.26	0.00	(d)
Net realized and unrealized gain (loss)	(3.09)		0.96		0.55	(e)	2.40		(3.99)	1.79

Total from Investment Operations	(2.89)		1.26		0.59		2.77		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.27)		(0.07)		(0.46)		(0.35)	(0.21)
Net realized capital gains	—		—		—		—		(0.23)	—

Total Distributions	—		(0.27)		(0.07)		(0.46)		(0.58)	(0.21)

Net asset value, end of the period	$12.18		$15.07		$14.08		$13.56		$11.25	$15.56

Total return	(19.18	)%(f)(g)	8.97	%(b)(f)	4.32	%(f)	24.64	%(c)	(23.93)%	12.79	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$221,863		$312,930		$275,468		$244,586		$215,123	$172,978
Net expenses	0.90	%(h)(i)	0.92	%(h)(j)	1.03	%(h)(k)	1.04%		1.07%	1.07	%(i)
Gross expenses	1.11	%(i)	1.09%		1.11%		1.04%		1.07%	1.07	%(i)
Net investment income	2.82	%(i)	1.96	%(b)	0.41%		2.91	%(c)	1.85%	0.03	%(i)
Portfolio turnover rate	20%		37%		63%		28%		50%	40	%(l)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(d)	Amount rounds to less than $0.01 per share.
(e)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
(l)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$43.12		$39.04	$36.53	$31.00		$36.90	$30.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.11)	(0.05)	0.15	(b)	0.08	0.06
Net realized and unrealized gain (loss)	(10.38)		8.99	7.66	9.34		(2.51)	7.88

Total from Investment Operations	(10.36)		8.88	7.61	9.49		(2.43)	7.94

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.17)		(0.05)	(0.06)
Net realized capital gains	(1.58)		(4.80)	(5.10)	(3.79)		(3.42)	(1.25)

Total Distributions	(1.58)		(4.80)	(5.10)	(3.96)		(3.47)	(1.31)

Net asset value, end of the period	$31.18		$43.12	$39.04	$36.53		$31.00	$36.90

Total return(c)	(24.77	)%(d)	23.14%	22.09%	31.03	%(b)	(6.48)%	26.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$529,335		$733,423	$649,754	$616,922		$523,665	$604,330
Net expenses	1.14	%(e)	1.14%	1.17%	1.17%		1.16%	1.21	%(f)
Gross expenses	1.14	%(e)	1.14%	1.17%	1.17%		1.16%	1.21%
Net investment income (loss)	0.13	%(e)	(0.25)%	(0.14)%	0.42	%(b)	0.20%	0.16%
Portfolio turnover rate	22%		18%	26%	12%		23%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$21.82		$21.89	$22.65	$20.42		$25.73	$21.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.24)	(0.19)	(0.07	)(b)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	(5.08)		4.97	4.53	6.10		(1.75)	5.58

Total from Investment Operations	(5.14)		4.73	4.34	6.03		(1.89)	5.44

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.01)		—	(0.00	)(c)
Net realized capital gains	(1.58)		(4.80)	(5.10)	(3.79)		(3.42)	(1.25)

Total Distributions	(1.58)		(4.80)	(5.10)	(3.80)		(3.42)	(1.25)

Net asset value, end of the period	$15.10		$21.82	$21.89	$22.65		$20.42	$25.73

Total return(d)	(25.04	)%(e)	22.27%	21.15%	30.06	%(b)	(7.18)%	25.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36,164		$57,492	$63,126	$77,924		$78,783	$112,615
Net expenses	1.89	%(f)	1.89%	1.92%	1.92%		1.91%	1.96	%(g)
Gross expenses	1.89	%(f)	1.89%	1.92%	1.92%		1.91%	1.96%
Net investment loss	(0.63	)%(f)	(0.99)%	(0.87)%	(0.31	)%(b)	(0.54)%	(0.59)%
Portfolio turnover rate	22%		18%	26%	12%		23%	17%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$54.14		$47.84	$43.61	$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.03	0.13	0.19	(b)	0.25	0.12
Net realized and unrealized gain (loss)	(13.13)		11.07	9.20	11.14		(2.91)	6.20

Total from Investment Operations	(13.02)		11.10	9.33	11.33		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.30)		(0.18)	(0.16)
Net realized capital gains	(1.58)		(4.80)	(5.10)	(3.79)		(3.42)	(1.15)

Total Distributions	(1.58)		(4.80)	(5.10)	(4.09)		(3.60)	(1.31)

Net asset value, end of the period	$39.54		$54.14	$47.84	$43.61		$36.37	$42.63

Total return(c)	(24.64	)%(d)	23.53%	22.48%	31.44	%(b)	(6.11)%	16.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$162		$177	$172	$654		$1	$1
Net expenses(e)	0.83	%(f)	0.83%	0.84%	0.83%		0.76%	0.78	%(f)(g)
Gross expenses	1.90	%(f)	1.38%	1.13%	1.42%		13.35%	13.41	%(f)
Net investment income	0.46	%(f)	0.06%	0.31%	0.44	%(b)	0.56%	0.44	%(f)
Portfolio turnover rate	22%		18%	26%	12%		23%	17	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$53.99		$47.74		$43.56	$36.33		$42.61	$34.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.00	(b)	0.05	0.29	(c)	0.20	0.16
Net realized and unrealized gain (loss)	(13.09)		11.05		9.23	10.99		(2.92)	9.07

Total from Investment Operations	(13.00)		11.05		9.28	11.28		(2.72)	9.23

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.26)		(0.14)	(0.14)
Net realized capital gains	(1.58)		(4.80)		(5.10)	(3.79)		(3.42)	(1.25)

Total Distributions	(1.58)		(4.80)		(5.10)	(4.05)		(3.56)	(1.39)

Net asset value, end of the period	$39.41		$53.99		$47.74	$43.56		$36.33	$42.61

Total return	(24.67	)%(d)	23.48%		22.36%	31.36	%(c)(e)	(6.24)%	26.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$229,334		$284,738		$243,302	$283,864		$296,255	$285,008
Net expenses	0.89	%(f)	0.89%		0.92%	0.91	%(g)	0.91%	0.95	%(h)
Gross expenses	0.89	%(f)	0.89%		0.92%	0.92%		0.91%	0.95%
Net investment income	0.39	%(f)	0.00	%(i)	0.13%	0.69	%(c)	0.45%	0.40%
Portfolio turnover rate	22%		18%		26%	12%		23%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$22.70		$21.79		$22.42		$17.37		$22.65	$20.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.05		0.07		0.03		0.09	0.17	(b)
Net realized and unrealized gain (loss)	(3.30	)(c)	4.52		1.96		5.21		(3.71)	2.48

Total from Investment Operations	(3.23)		4.57		2.03		5.24		(3.62)	2.65

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		(0.04)		(0.02)		(0.15)	(0.18)
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.66)		(2.66)		(0.19)		(1.66)	(0.55)

Net asset value, end of the period	$18.96		$22.70		$21.79		$22.42		$17.37	$22.65

Total return(d)	(14.47	)%(e)(f)	21.32	%(e)	10.46	%(e)	30.21	%(e)	(16.10)%	12.93	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,690		$37,849		$30,567		$33,434		$43,769	$67,186
Net expenses	1.15	%(g)(h)	1.17	%(g)(i)	1.20	%(g)	1.25	%(g)(j)(k)	1.24%	1.22%
Gross expenses	1.19	%(h)	1.23%		1.29%		1.28	%(j)	1.24%	1.22%
Net investment income	0.66	%(h)	0.22%		0.35%		0.16%		0.42%	0.77	%(b)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$20.58		$20.15		$21.06		$16.43		$21.50	$19.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.13)		(0.08)		(0.10)		(0.08)	0.00	(b)(c)
Net realized and unrealized gain (loss)	(2.98	)(d)	4.18		1.79		4.90		(3.48)	2.36

Total from Investment Operations	(2.99)		4.05		1.71		4.80		(3.56)	2.36

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	—		(0.00	)(b)	—	—
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Net asset value, end of the period	$17.08		$20.58		$20.15		$21.06		$16.43	$21.50

Total return(e)	(14.80	)%(f)(g)	20.44	%(f)	9.60	%(f)	29.25	%(f)	(16.71)%	12.11	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,425		$11,436		$14,023		$21,932		$23,967	$47,559
Net expenses	1.90	%(h)(i)	1.93	%(h)(j)	1.95	%(h)	1.99	%(h)(k)(l)	1.98%	1.97%
Gross expenses	1.94	%(i)	1.98%		2.04%		2.02	%(k)	1.98%	1.97%
Net investment income (loss)	(0.12	)%(i)	(0.56)%		(0.42)%		(0.50)%		(0.36)%	0.00	%(c)(m)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
(l)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(m)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$23.05		$22.07		$22.66		$17.54		$22.87	$20.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.14		0.13		0.11		0.17	0.25	(b)
Net realized and unrealized gain (loss)	(3.36	)(c)	4.58		2.00		5.27		(3.75)	2.51

Total from Investment Operations	(3.26)		4.72		2.13		5.38		(3.58)	2.76

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)		(0.10)		(0.09)		(0.24)	(0.27)
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.74)		(2.72)		(0.26)		(1.75)	(0.64)

Net asset value, end of the period	$19.28		$23.05		$22.07		$22.66		$17.54	$22.87

Total return	(14.38	)%(d)	21.70	%(e)	10.83	%(e)	30.67	%(e)	(15.78)%	13.31	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$73,157		$91,416		$17,965		$18,262		$70,902	$134,205
Net expenses	0.85	%(f)	0.86	%(g)(h)	0.90	%(g)	0.92	%(g)(i)(j)	0.88%	0.88%
Gross expenses	0.85	%(f)	0.89%		0.94%		0.93	%(i)	0.88%	0.88%
Net investment income	0.95	%(f)	0.55%		0.65%		0.51%		0.76%	1.16	%(b)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.

(j) Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$23.09		$22.10		$22.69		$17.57		$22.89	$20.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.11		0.12		0.10		0.15	0.23	(b)
Net realized and unrealized gain (loss)	(3.36	)(c)	4.60		2.00		5.26		(3.75)	2.51

Total from Investment Operations	(3.27)		4.71		2.12		5.36		(3.60)	2.74

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)		(0.09)		(0.07)		(0.21)	(0.25)
Net realized capital gains	(0.51)		(3.62)		(2.62)		(0.17)		(1.51)	(0.37)

Total Distributions	(0.51)		(3.72)		(2.71)		(0.24)		(1.72)	(0.62)

Net asset value, end of the period	$19.31		$23.09		$22.10		$22.69		$17.57	$22.89

Total return	(14.40	)%(d)(e)	21.65	%(d)	10.76	%(d)	30.52	%(d)	(15.85)%	13.19	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$173,730		$226,838		$227,501		$298,705		$453,085	$774,304
Net expenses	0.90	%(f)(g)	0.93	%(f)(h)	0.95	%(f)	1.00	%(f)(i)(j)	0.99%	0.97%
Gross expenses	0.94	%(g)	0.98%		1.04%		1.02	%(i)	0.99%	0.97%
Net investment income	0.88	%(g)	0.45%		0.60%		0.48%		0.66%	1.04	%(b)
Portfolio turnover rate	23%		71%		52%		52%		44%	42%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Includes a class action settlement payment of $0.02 per share. See Note 8 of Notes to Financial Statements.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$17.87		$16.69		$15.45		$12.48		$18.71		$19.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.00	(b)(c)	0.00	(c)	0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	(2.28)		4.98		1.33		3.06		(2.76)		1.21

Total from Investment Operations	(2.29)		4.98		1.33		3.08		(2.75)		1.20

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		(0.00	)(c)	(0.03)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)		(2.28)

Total Distributions	(0.37)		(3.80)		(0.09)		(0.11)		(3.48)		(2.28)

Net asset value, end of the period	$15.21		$17.87		$16.69		$15.45		$12.48		$18.71

Total return(d)	(13.00	)%(e)(f)	30.24	%(b)(e)	8.91	%(e)	24.66	%(e)	(14.84)%		6.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$69,042		$81,493		$61,571		$67,525		$66,376		$93,751
Net expenses	1.25	%(g)(h)	1.27	%(g)(i)	1.32	%(g)(j)	1.40	%(g)(k)	1.38%		1.36%
Gross expenses	1.34	%(h)	1.43%		1.53%		1.47%		1.38%		1.36%
Net investment income (loss)	(0.13	)%(h)	0.01	%(b)	0.02%		0.12%		0.03%		(0.03)%
Portfolio turnover rate	30%		92%		105%		61%		70%		92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$6.94		$8.34		$7.84		$6.41		$11.67		$13.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.06	)(b)	(0.05)		(0.05)		(0.09)		(0.10)
Net realized and unrealized gain (loss)	(0.87)		2.45		0.64		1.57		(1.69)		0.79

Total from Investment Operations	(0.90)		2.39		0.59		1.52		(1.78)		0.69

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.00	)(c)	(0.01)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)		(2.28)

Total Distributions	(0.37)		(3.79)		(0.09)		(0.09)		(3.48)		(2.28)

Net asset value, end of the period	$5.67		$6.94		$8.34		$7.84		$6.41		$11.67

Total return(d)	(13.47	)%(e)(f)	29.45	%(b)(e)	8.08	%(e)	23.69	%(e)	(15.51)%		5.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$838		$966		$983		$1,450		$3,480		$15,756
Net expenses	2.00	%(g)(h)	2.03	%(g)(i)	2.07	%(g)(j)	2.16	%(g)(k)	2.12%		2.11%
Gross expenses	2.09	%(h)	2.19%		2.28%		2.23%		2.12%		2.11%
Net investment loss	(0.88	)%(h)	(0.67	)%(b)	(0.71)%		(0.68)%		(0.83)%		(0.79)%
Portfolio turnover rate	30%		92%		105%		61%		70%		92%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$18.96		$17.52		$16.20		$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01	(b)	0.04		0.08		0.08	0.07
Net realized and unrealized gain (loss)	(2.42)		5.29		1.42		3.20		(2.86)	1.35

Total from Investment Operations	(2.41)		5.30		1.46		3.28		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.05)		(0.08)		(0.03)	(0.02)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)	(1.58)

Total Distributions	(0.37)		(3.86)		(0.14)		(0.16)		(3.51)	(1.60)

Net asset value, end of the period	$16.18		$18.96		$17.52		$16.20		$13.08	$19.37

Total return(c)	(12.89	)%(d)	30.64	%(b)	9.27%		25.08%		(14.48)%	7.17	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,207		$1,383		$23		$21		$1	$1
Net expenses(e)	0.95	%(f)	0.97	%(g)	1.02	%(h)	1.03	%(i)	0.96%	0.96	%(f)
Gross expenses	1.13	%(f)	1.19%		6.54%		11.80%		15.17%	14.68	%(f)
Net investment income	0.17	%(f)	0.03	%(b)	0.31%		0.52%		0.43%	0.56	%(f)
Portfolio turnover rate	30%		92%		105%		61%		70%	92	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$18.95		$17.51		$16.19		$13.08		$19.37	$20.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.06	(b)	0.04		0.05		0.04	0.05
Net realized and unrealized gain (loss)	(2.42)		5.23		1.41		3.21		(2.84)	1.25

Total from Investment Operations	(2.41)		5.29		1.45		3.26		(2.80)	1.30

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)		(0.04)		(0.07)		(0.01)	(0.01)
Net realized capital gains	(0.37)		(3.79)		(0.09)		(0.08)		(3.48)	(2.28)

Total Distributions	(0.37)		(3.85)		(0.13)		(0.15)		(3.49)	(2.29)

Net asset value, end of the period	$16.17		$18.95		$17.51		$16.19		$13.08	$19.37

Total return	(12.89	)%(c)(d)	30.61	%(b)(c)	9.23	%(c)	24.88	%(c)	(14.61)%	6.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,981		$66,054		$49,315		$44,482		$58,538	$176,940
Net expenses	1.00	%(e)(f)	1.02	%(e)(g)	1.07	%(e)(h)	1.15	%(e)(i)	1.12%	1.11%
Gross expenses	1.09	%(f)	1.18%		1.28%		1.23%		1.12%	1.11%
Net investment income	0.12	%(f)	0.28	%(b)	0.26%		0.35%		0.22%	0.23%
Portfolio turnover rate	30%		92%		105%		61%		70%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.

See accompanying notes to financial statements.

|  58

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.  Organization.  Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles International Growth Fund (the “International Growth Fund”)

Natixis Funds Trust I:

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Mid Cap Fund (the “Mid Cap Fund”)

Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available,

59  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2022, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
International Growth Fund	$13,939,677	65.8%
Natixis Oakmark International Fund	349,037,004	89.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (IRS), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustees’ fees, distributions in excess of income and/or

61  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

capital gain, forward foreign currency contract mark-to-market, distribution re-designations, foreign currency gains and losses, non-deductible expenses, net operating losses, passive foreign investment company adjustments, return of capital distributions received and deferral of EU reclaims. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, net operating losses, deferral of EU reclaims, deferred Trustees’ fees and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$410,212	$—	$410,212
Natixis Oakmark Fund	1,954,068	22,797,197	24,751,265
Natixis Oakmark International Fund	8,301,657	—	8,301,657
U.S. Equity Opportunities Fund	7,131,636	105,015,654	112,147,290
Mid Cap Fund	11,228,135	41,214,262	52,442,397
Small Cap Value Fund	20,173,469	6,185,028	26,358,497

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2021, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$—	$(88,513,660)	$—	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$(462,102)	$—	$(37,409)	$—	$(747,693)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Loomis Sayles International Growth Fund, Natixis Oakmark International Fund and Mid Cap Fund are deferring capital and foreign currency losses.

As of June 30, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$27,689,948	$418,243,759	$459,680,675	$711,279,436	$287,632,295	$129,663,463

Gross tax appreciation	$363,254	$26,922,218	$18,961,094	$168,485,511	$26,471,544	$12,296,049
Gross tax depreciation	(6,907,897)	(47,157,635)	(92,111,499)	(84,414,083)	(25,646,227)	(11,013,235)

Net tax appreciation (depreciation)	$(6,544,643)	$(20,235,417)	$(73,150,405)	$84,071,428	$825,317	$1,282,814

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2022, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$953,283	$—	$953,283
Belgium	—	476,644	—	476,644
China	3,537,806	2,594,231	—	6,132,037
Denmark	—	1,009,211	—	1,009,211
France	—	989,306	—	989,306
Germany	—	556,747	—	556,747
Japan	—	1,034,312	—	1,034,312
Macau	—	245,613	—	245,613
Netherlands	—	818,256	—	818,256
Switzerland	462,764	1,189,471	—	1,652,235
United Kingdom	—	2,085,098	—	2,085,098
United States	758,874	1,987,505	—	2,746,379
All Other Common Stocks(a)	1,950,556	—	—	1,950,556

Total Common Stocks	6,710,000	13,939,677	—	20,649,677

Short-Term Investments	—	495,628	—	495,628

Total	$6,710,000	$14,435,305	$—	$21,145,305

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$389,234,193	$—	$—	$389,234,193
Short-Term Investments	—	8,774,149	—	8,774,149

Total	$389,234,193	$8,774,149	$—	$398,008,342

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,140,816	$—	$6,140,816
Belgium	—	6,871,507	—	6,871,507
China	4,591,887	26,210,867	—	30,802,754
Finland	—	2,456,130	—	2,456,130
France	—	53,328,848	—	53,328,848
Germany	—	98,503,319	—	98,503,319
Hong Kong	—	6,269,373	—	6,269,373
India	—	3,630,249	—	3,630,249
Italy	—	12,131,925	—	12,131,925
Japan	—	5,621,335	—	5,621,335
Korea	—	5,026,892	—	5,026,892
Netherlands	—	12,655,081	—	12,655,081
Spain	—	4,940,363	—	4,940,363
Sweden	—	17,610,664	—	17,610,664
Switzerland	—	38,378,956	—	38,378,956
United Kingdom	5,231,599	44,159,884	—	49,391,483
All Other Common Stocks(a)	17,984,867	—	—	17,984,867

Total Common Stocks	27,808,353	343,936,209	—	371,744,562

Preferred Stocks(a)	—	5,100,795	—	5,100,795
Short-Term Investments	—	9,684,913	—	9,684,913

Total	$27,808,353	$358,721,917	$—	$386,530,270

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$768,650,051	$—	$—	$768,650,051
Short-Term Investments	—	26,700,813	—	26,700,813

Total	$768,650,051	$26,700,813	$—	$795,350,864

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$265,687,465	$—	$—	$265,687,465
Short-Term Investments	—	22,770,147	—	22,770,147

Total	$265,687,465	$22,770,147	$—	$288,457,612

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$122,285,606	$—	$—	$122,285,606
Short-Term Investments	—	8,660,671	—	8,660,671

Total	$122,285,606	$8,660,671	$—	$130,946,277

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

Natixis Oakmark International Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2022, Natixis Oakmark International Fund engaged in forward foreign currency transactions for hedging purposes.

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$473,946

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$94,327

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2022:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	1.49%
Highest Notional Amount Outstanding	2.03%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2022	0.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Growth Fund	$4,783,125	$1,523,329
Natixis Oakmark Fund	257,872,080	114,315,527
Natixis Oakmark International Fund	88,099,159	133,135,132
U.S. Equity Opportunities Fund	205,950,314	210,073,390
Mid Cap Fund	72,060,273	115,210,106
Small Cap Value Fund	41,200,382	47,294,217

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Effective July 1, 2022, U.S. Equity Opportunities Fund pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%	0.52%	0.52%	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%

Effective July 1, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements for U.S. Equity Opportunities Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
U.S. Equity Opportunities Fund	1.15%	1.90%	0.85%	0.90%

This new undertaking is in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2022, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
International Growth Fund	$82,245	$71,730	$10,515	0.75%	0.10%
Natixis Oakmark Fund	1,558,312	78,556	1,479,756	0.67%	0.64%
Natixis Oakmark International Fund	1,816,250	498,099	1,318,151	0.78%	0.57%
U.S. Equity Opportunities Fund	3,569,168	—	3,569,168	0.75%	0.75%
Mid Cap Fund	1,214,547	49,737	1,164,810	0.75%	0.72%
Small Cap Value Fund	612,499	64,521	547,978	0.85%	0.76%

[1]	Management fee waivers are subject to possible recovery until December 31, 2023.

No expenses were recovered for any of the Funds during the six months ended June 30, 2022 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

|  68

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$137	$22	$65
Natixis Oakmark Fund	266,237	73,323	219,969
Natixis Oakmark International Fund	174,366	71,997	215,993
U.S. Equity Opportunities Fund	802,552	59,867	179,601
Mid Cap Fund	44,509	12,246	36,739
Small Cap Value Fund	93,934	1,135	3,403

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Growth Fund	$4,852
Natixis Oakmark Fund	102,769
Natixis Oakmark International Fund	102,604
U.S. Equity Opportunities Fund	210,352
Mid Cap Fund	71,615
Small Cap Value Fund	31,883
d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
International Growth Fund	$62
Natixis Oakmark Fund	127,274
Natixis Oakmark International Fund	382,206
U.S. Equity Opportunities Fund	137,154
Mid Cap Fund	98,362
Small Cap Value Fund	42,392

69  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$10
Natixis Oakmark Fund	2,177
Natixis Oakmark International Fund	6,220
U.S. Equity Opportunities Fund	2,622
Mid Cap Fund	1,854
Small Cap Value Fund	761

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2022 was as follows:

Fund	Commissions
Natixis Oakmark Fund	$44,887
Natixis Oakmark International Fund	11,221
U.S. Equity Opportunities Fund	12,366
Mid Cap Fund	492
Small Cap Value Fund	641

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Natixis Oakmark Fund	$(93,831)
Natixis Oakmark International Fund	(15,238)
U.S. Equity Opportunities Fund	(71,292)
Mid Cap Fund	(25,832)
Small Cap Value Fund	(31,160)

|  70

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2022, Natixis and affiliates held shares of International Growth Fund representing 98% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2022, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$913
Natixis Oakmark Fund	899
Natixis Oakmark International Fund	901
U.S. Equity Opportunities Fund	883
Mid Cap Fund	951
Small Cap Value Fund	900

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$159	$26	$913	$2,765
Natixis Oakmark Fund	89,050	24,574	899	81,923
Natixis Oakmark International Fund	120,918	50,278	901	230,258
U.S. Equity Opportunities Fund	189,922	14,130	883	77,664
Mid Cap Fund	16,071	4,421	951	88,891
Small Cap Value Fund	38,321	461	900	34,037

8.  Class Action Settlements.  During the six months ended June 30, 2022, Mid Cap Fund received a payment of $238,726 as part of a class action settlement related to a security previously held in the Fund’s portfolio of investments. The payment has been included in “Class Action Settlements” on the Statements of Operations.

9.   Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, none of the Funds had borrowings under this agreement.

10.   Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

71  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.

International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Fund
Natixis Oakmark Fund	1	5.85%
Natixis Oakmark International Fund	1	26.48%
U.S. Equity Opportunities Fund	1	6.83%
Mid Cap Fund	1	24.65%
Small Cap Value Fund	1	7.43%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.   Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,439	$27,999	11,486	$119,493
Issued in connection with the reinvestment of distributions	—	—	178	1,712

Net change	3,439	$27,999	11,664	$121,205

|  72

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
International Growth Fund	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	—	$—	5,141	$52,756
Issued in connection with the reinvestment of distributions	—	—	56	540
Redeemed	(3,928)	(33,853)	(1,268)	(12,908)

Net change	(3,928)	$(33,853)	3,929	$40,388

Class N
Issued from the sale of shares	—	$—	940,733	$10,000,000
Issued in connection with the reinvestment of distributions	—	—	517	5,372
Redeemed	—	—	(46,992)	(500,000)

Net change	—	$—	894,258	$9,505,372

Class Y
Issued from the sale of shares	369,884	$3,151,576	24,598	$256,782
Issued in connection with the reinvestment of distributions	—	—	388	3,739
Redeemed	(2,737)	(19,622)	(2,953)	(29,891)

Net change	367,147	$3,131,954	22,033	$230,630

Increase from capital share transactions	366,658	$3,126,100	931,884	$9,897,595

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	671,204	$18,451,114	691,558	$20,206,685
Issued in connection with the reinvestment of distributions	93,063	2,562,005	463,894	13,477,187
Redeemed	(354,549)	(9,529,571)	(855,457)	(24,491,426)

Net change	409,718	$11,483,548	299,995	$9,192,446

Class C
Issued from the sale of shares	837,911	$19,505,341	546,929	$13,338,620
Issued in connection with the reinvestment of distributions	41,394	917,292	147,029	3,458,822
Redeemed	(271,279)	(5,846,640)	(439,521)	(10,138,945)

Net change	608,026	$14,575,993	254,437	$6,658,497

Class N
Issued from the sale of shares	—	$—	20,230	$668,794
Issued in connection with the reinvestment of distributions	266	7,860	1,354	42,243
Redeemed	(2,888)	(81,793)	(14,413)	(395,951)

Net change	(2,622)	$(73,933)	7,171	$315,086

Class Y
Issued from the sale of shares	5,521,761	$169,041,222	2,239,599	$69,629,845
Issued in connection with the reinvestment of distributions	82,881	2,442,504	194,941	6,059,178
Redeemed	(1,641,417)	(46,515,973)	(767,848)	(22,108,885)

Net change	3,963,225	$124,967,753	1,666,692	$53,580,138

Increase from capital share transactions	4,978,347	$150,953,361	2,228,295	$69,746,167

73  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	956,520	$13,457,109	2,335,450	$36,472,444
Issued in connection with the reinvestment of distributions	—	—	105,442	1,593,676
Redeemed	(1,135,057)	(15,555,728)	(1,647,832)	(25,699,049)

Net change	(178,537)	$(2,098,619)	793,060	$12,367,071

Class C
Issued from the sale of shares	63,166	$876,433	335,969	$5,138,230
Issued in connection with the reinvestment of distributions	—	—	25,276	376,368
Redeemed	(890,781)	(12,139,584)	(2,680,195)	(40,587,344)

Net change	(827,615)	$(11,263,151)	(2,318,950)	$(35,072,746)

Class N
Issued from the sale of shares	130,830	$1,841,030	27,769	$415,638
Issued in connection with the reinvestment of distributions	—	—	837	12,581
Redeemed	(18,374)	(235,062)	(2,541)	(37,341)

Net change	112,456	$1,605,968	26,065	$390,878

Class Y
Issued from the sale of shares	6,307,757	$88,072,235	5,468,533	$86,311,348
Issued in connection with the reinvestment of distributions	—	—	353,698	5,316,490
Redeemed	(8,863,932)	(123,662,679)	(4,621,536)	(71,233,588)

Net change	(2,556,175)	$(35,590,444)	1,200,695	$20,394,250

Decrease from capital share transactions	(3,449,871)	$(47,346,246)	(299,130)	$(1,920,547)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	251,285	$9,733,203	706,028	$30,893,730
Issued in connection with the reinvestment of distributions	609,502	23,904,684	1,609,947	68,881,940
Redeemed	(893,744)	(33,480,035)	(1,953,593)	(84,776,070)

Net change	(32,957)	$157,852	362,382	$14,999,600

Class C
Issued from the sale of shares	101,681	$1,965,407	226,043	$5,356,200
Issued in connection with the reinvestment of distributions	189,235	3,599,203	475,273	10,545,794
Redeemed	(530,488)	(9,715,198)	(949,764)	(22,561,088)

Net change	(239,572)	$(4,150,588)	(248,448)	$(6,659,094)

Class N
Issued from the sale of shares	721	$30,208	—	$—
Issued in connection with the reinvestment of distributions	104	5,180	293	15,616
Redeemed	—	—	(620)	(35,725)

Net change	825	$35,388	(327)	$(20,109)

Class Y
Issued from the sale of shares	1,233,638	$56,817,956	1,490,330	$81,108,161
Issued in connection with the reinvestment of distributions	152,703	7,564,885	370,262	19,743,173
Redeemed	(840,966)	(39,467,898)	(1,682,880)	(89,109,967)

Net change	545,375	$24,914,943	177,712	$11,741,367

Increase from capital share transactions	273,671	$20,957,595	291,319	$20,061,764

|  74

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	128,744	$2,722,984	261,646	$6,416,364
Issued in connection with the reinvestment of distributions	37,332	792,941	216,292	4,872,528
Redeemed	(108,725)	(2,260,989)	(213,572)	(5,159,634)

Net change	57,351	$1,254,936	264,366	$6,129,258

Class C
Issued from the sale of shares	9,726	$180,754	16,158	$374,819
Issued in connection with the reinvestment of distributions	13,437	257,591	85,496	1,752,803
Redeemed	(85,464)	(1,623,439)	(241,770)	(5,500,556)

Net change	(62,301)	$(1,185,094)	(140,116)	$(3,372,934)

Class N
Issued from the sale of shares	126,558	$2,691,632	2,826,157	$72,192,384
Issued in connection with the reinvestment of distributions	89,965	1,942,339	531,924	12,118,098
Redeemed	(388,449)	(8,384,460)	(205,461)	(5,123,004)

Net change	(171,926)	$(3,750,489)	3,152,620	$79,187,478

Class Y
Issued from the sale of shares	648,814	$13,964,887	1,675,522	$41,044,197
Issued in connection with the reinvestment of distributions	206,663	4,470,118	1,387,574	31,819,928
Redeemed	(1,683,374)	(36,465,862)	(3,531,602)	(86,803,876)

Net change	(827,897)	$(18,030,857)	(468,506)	$(13,939,751)

Increase (decrease) from capital share transactions	(1,004,773)	$(21,711,504)	2,808,364	$68,004,051

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	190,513	$3,276,875	642,790	$12,042,869
Issued in connection with the reinvestment of distributions	96,328	1,617,322	782,913	13,763,408
Redeemed	(307,524)	(5,223,825)	(555,154)	(10,594,338)

Net change	(20,683)	$(329,628)	870,549	$15,211,939

Class C
Issued from the sale of shares	21,522	$137,660	6,936	$66,135
Issued in connection with the reinvestment of distributions	8,400	52,754	49,731	339,165
Redeemed	(21,571)	(136,763)	(35,173)	(333,625)

Net change	8,351	$53,651	21,494	$71,675

Class N
Issued from the sale of shares	314	$5,482	59,076	$1,134,239
Issued in connection with the reinvestment of distributions	1,519	27,118	12,510	233,321
Redeemed	(152)	(2,674)	(1)	(27)

Net change	1,681	$29,926	71,585	$1,367,533

Class Y
Issued from the sale of shares	1,153,819	$20,328,302	793,405	$16,230,504
Issued in connection with the reinvestment of distributions	79,249	1,413,017	591,535	11,020,292
Redeemed	(1,008,901)	(17,564,997)	(714,903)	(14,531,447)

Net change	224,167	$4,176,322	670,037	$12,719,349

Increase from capital share transactions	213,516	$3,930,271	1,633,665	$29,370,496

75  |

Semiannual Report

June 30, 2022

Gateway Fund

Gateway Equity Call Premium Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Mirova U.S. Sustainable Equity Fund

GATEWAY FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GATEX

Michael T. Buckius, CFA®	Class C GTECX

Paul R. Stewart, CFA®*	Class N GTENX

Kenneth H. Toft, CFA®	Class Y GTEYX

Mitchell J. Trotta, CFA®

Gateway Investment Advisers, LLC

*	Effective July 1, 2022, Mr. Stewart no longer serves as a portfolio manager of the Fund.

Investment Goal

The Fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Average Annual Total Returns – June 30, 20224

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y
NAV	-12.46%	-9.07%	3.12%	4.23%	—%	0.70%	0.70%

Class A
NAV	-12.55	-9.28	2.87	3.98	—	0.95%	0.94%
With 5.75% Maximum Sales Charge	-17.57	-14.50	1.66	3.37	—

Class C
NAV	-12.92	-10.00	2.09	3.35	—	1.70%	1.70%
With CDSC[1]	-13.79	-10.90	2.09	3.35	—

Class N (Inception 5/1/17)
NAV	-12.43	-9.02	3.17	—	3.31	0.64%	0.64%

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	11.31	12.96	11.28
Bloomberg U.S. Aggregate Bond Index[3]	-10.35	-10.29	0.88	1.54	1.02

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GCPAX

Michael T. Buckius, CFA®	Class C GCPCX

Kenneth H. Toft, CFA®	Class N GCPNX

Mitchell J. Trotta, CFA®	Class Y GCPYX

Gateway Investment Advisers, LLC

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

Average Annual Total Returns – June 30, 20224

	6 Months	1 Year	5 Years	Life of Class		Expense Ratios[5]
						Gross	Net

Class Y (Inception 9/30/14)				Class Y/A/C	Class N
NAV	-13.53%	-7.30%	5.56%	5.89%	—%	0.92%	0.68%

Class A (Inception 9/30/14)
NAV	-13.68	-7.53	5.27	5.62	—	1.17%	0.93%
With 5.75% Maximum Sales Charge	-18.66	-12.84	4.03	4.82	—

Class C (Inception 9/30/14)
NAV	-13.99	-8.27	4.48	4.84	—	1.93%	1.68%
With CDSC[1]	-14.85	-9.19	4.48	4.84	—

Class N (Inception 5/1/17)
NAV	-13.58	-7.33	5.56	—	5.67	1.05%	0.63%

Comparative Performance
Cboe S&P 500 BuyWrite Index (BXMSM)[2]	-10.19	-2.62	4.09	5.04	4.37
S&P 500® Index[3]	-19.96	-10.62	11.31	10.83	11.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Cboe S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols

Marc Briand	Class A MGGAX

Charles Portier	Class N MGGNX

Bertrand Rocher	Class Y MGGYX

Mirova US LLC

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Average Annual Total Returns – June 30, 20222

	6 Months	1 Year	5 Year	Life of Fund	Expense Ratios[3]
					Gross	Net

Class Y (Inception 2/28/17)
NAV	-14.23%	-15.03%	0.12%	0.18%	1.14%	0.69%

Class A (Inception 2/28/17)
NAV	-14.31	-15.22	-0.12	-0.06	1.39%	0.94%
With 4.25% Maximum Sales Charge	-17.95	-18.86	-1.00	-0.86

Class N (Inception 2/28/17)
NAV	-14.21	-14.98	0.15	0.24	1.03%	0.64%

Comparative Performance
Bloomberg MSCI Green Bond Index – USD Hedged[1]	-13.47	-13.62	0.58	0.73

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Bloomberg MSCI Green Bond Index - USD Hedged provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A ESGMX

Hua Cheng, CFA®, PhD	Class C ESGCX

Amber Fairbanks, CFA®	Class N ESGNX

Mirova US LLC	Class Y ESGYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20223

	6 Months	1 Year	5 Years	Life of Class		Expense Ratios[4]
						Gross	Net

Class Y (Inception 3/31/16)				Class Y/A/C	Class N
NAV	-24.91%	-18.96%	10.18%	10.81%	—%	0.99%	0.96%

Class A (Inception 3/31/16)
NAV	-25.03	-19.19	9.91	10.53	—	1.24%	1.21%
With 5.75% Maximum Sales Charge	-29.33	-23.85	8.62	9.49	—

Class C (Inception 3/31/16)
NAV	-25.28	-19.80	9.08	9.71	—	1.99%	1.96%
With CDSC[1]	-26.00	-20.49	9.08	9.71	—

Class N (Inception 5/1/17)
NAV	-24.90	-18.91	10.24	—	10.61	0.91%	0.91%

Comparative Performance
MSCI World Index (Net)[2]	-20.51	-14.34	7.67	9.11	7.85

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A MRVAX

Hua Cheng, CFA® PhD	Class N MRVNX

Amber Fairbanks, CFA®	Class Y MRVYX

Mirova US LLC

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20222

	6 Months	1 Year	Life of Fund	Expense Ratios[3]
				Gross	Net

Class Y (Inception 12/28/18)
NAV	-27.40%	-26.27%	5.55%	1.83%	0.96%

Class A (Inception 12/28/18)
NAV	-27.53	-26.42	5.29	2.08%	1.21%
With 5.75% Maximum Sales Charge	-31.71	-30.65	3.53

Class N (Inception 12/28/18)
NAV	-27.43	-26.24	5.59	1.44%	0.91%

Comparative Performance
MSCI EAFE Index (Net)[1]	-19.57	-17.77	4.88

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

MIROVA U.S. SUSTAINABLE EQUITY FUND

Managers	Symbols

Jens Peers, CFA®	Class A MUSAX

Hua Cheng, CFA® PhD	Class C MUSCX

Amber Fairbanks, CFA®	Class N MUSNX

Mirova US LLC	Class Y MUSYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20223

	6 Months	1 Year	Life of Fund	Expense Ratios[4]
				Gross	Net

Class Y (Inception 12/15/20)
NAV	-25.94%	-15.79%	-1.13%	8.79%	0.80%

Class A (Inception 12/15/20)
NAV	-25.98	-15.97	-1.32	8.99%	1.05%
With 5.75% Maximum Sales Charge	-30.26	-20.80	-5.04

Class C (Inception 12/15/20)
NAV	-26.28	-16.61	-2.08	9.37%	1.80%
With CDSC[1]	-26.99	-17.38	-2.08

Class N (Inception 12/15/20)
NAV	-25.86	-15.76	-1.04	3.50%	0.75%

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	3.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$874.50	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66
Class C
Actual	$1,000.00	$870.80	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$875.70	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$875.40	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.93%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  8

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$863.20	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66
Class C
Actual	$1,000.00	$860.10	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40
Class N
Actual	$1,000.00	$864.20	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16
Class Y
Actual	$1,000.00	$864.70	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.93%, 1.68%, 0.63% and 0.68% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$856.90	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61
Class N
Actual	$1,000.00	$857.90	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16
Class Y
Actual	$1,000.00	$857.70	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.92%, 0.63% and 0.67% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

9  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$749.70	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class C
Actual	$1,000.00	$747.20	$8.49
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79
Class N
Actual	$1,000.00	$751.00	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$750.90	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 1.96%, 0.90% and 0.96% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$724.70	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class N
Actual	$1,000.00	$725.70	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56
Class Y
Actual	$1,000.00	$726.00	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 0.91% and 0.96% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

MIROVA U.S. SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Class A
Actual	$1,000.00	$740.20	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$737.20	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$741.40	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$740.60	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

|  12

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Equity Call Premium Fund	12%	14%	7%
Gateway Fund	62%	69%	60%
Mirova Global Green Bond Fund	88%	50%	N/A
Mirova Global Sustainable Equity Fund	33%	30%	18%
Mirova International Sustainable Equity Fund	87%	11%	N/A
Mirova U.S. Sustainable Equity Fund	8%	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance over the three-year period was strong relative to its category; (3) that the Fund’s long-term (10-year) relative performance remains strong relative to its category; and (4) that, in the case of Gateway Fund, the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility, such that its performance relative to its category would be expected to lag in certain market conditions. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements.

13  |

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee was only six basis points higher than the median of a peer group of funds; (2) that peer grouping for the Fund was challenging given the limited number of ESG-specific funds within the category; and (3) that the advisory fee rate of the Mirova Global Green Bond Fund had been reduced effective July 1, 2021 and the comparison against the peer group did not reflect the full impact of that reduction.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Gateway Fund, had breakpoints in its advisory fees and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2023.

|  14

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through June 30, 2022)

Effective December 1, 2018 (December 28, 2018 for Mirova International Sustainable Equity Fund and December 15, 2020 for Mirova U.S. Sustainable Equity Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

15  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.3% of Net Assets
	Aerospace & Defense — 1.6%
173,178	Boeing Co. (The)(a)(b)	$23,676,896
41,278	HEICO Corp.(b)	5,412,371
118,598	L3Harris Technologies, Inc.(b)	28,665,137
552,963	Raytheon Technologies Corp.(b)	53,145,274

		110,899,678

	Air Freight & Logistics — 0.6%
36,648	GXO Logistics, Inc.(a)(b)	1,585,759
230,116	United Parcel Service, Inc., Class B(b)	42,005,375

		43,591,134

	Airlines — 0.2%
153,012	Alaska Air Group, Inc.(a)(b)	6,128,131
714,692	JetBlue Airways Corp.(a)(b)	5,981,972
144,851	United Airlines Holdings, Inc.(a)(b)	5,130,622

		17,240,725

	Auto Components — 0.1%
36,852	Autoliv, Inc.(b)	2,637,498
106,265	Goodyear Tire & Rubber Co. (The)(a)(b)	1,138,098

		3,775,596

	Automobiles — 2.1%
1,177,145	Ford Motor Co.(b)	13,101,624
481,645	General Motors Co.(a)(b)	15,297,045
183,165	Tesla, Inc.(a)(b)	123,346,974

		151,745,643

	Banks — 3.3%
266,138	Associated Banc-Corp(b)	4,859,680
2,453,976	Bank of America Corp.(b)	76,392,273
839,557	JPMorgan Chase & Co.(b)	94,542,514
24,698	Signature Bank(b)	4,426,128
1,316,031	Wells Fargo & Co.(b)	51,548,934

		231,769,529

	Beverages — 1.7%
608,810	Keurig Dr Pepper, Inc.(b)	21,545,786
188,341	Monster Beverage Corp.(a)(b)	17,459,211
494,838	PepsiCo, Inc.(b)	82,469,701

		121,474,698

	Biotechnology — 2.3%
421,449	AbbVie, Inc.(b)	64,549,129
21,150	Alnylam Pharmaceuticals, Inc.(a)(b)	3,084,727
151,355	Amgen, Inc.(b)	36,824,671
57,306	Biogen, Inc.(a)(b)	11,686,986
25,770	BioMarin Pharmaceutical, Inc.(a)(b)	2,135,560
48,947	Exact Sciences Corp.(a)(b)	1,928,022
96,426	Ionis Pharmaceuticals, Inc.(a)(b)	3,569,691
89,206	Moderna, Inc.(a)(b)	12,743,077
27,863	Seagen, Inc.(a)(b)	4,930,079
68,273	Vertex Pharmaceuticals, Inc.(a)(b)	19,238,649

		160,690,591

	Building Products — 0.3%
561,544	Carrier Global Corp.(b)	20,024,659
20,800	Lennox International, Inc.(b)	4,297,072

		24,321,731

	Capital Markets — 2.3%
78,428	Blackstone, Inc.(b)	7,154,987
404,895	Charles Schwab Corp. (The)(b)	25,581,266
28,906	FactSet Research Systems, Inc.(b)	11,116,380
247,065	Intercontinental Exchange, Inc.(b)	23,233,993
86,329	KKR & Co., Inc.(b)	3,996,169
	Capital Markets — continued
474,198	Morgan Stanley(b)	$36,067,500
41,804	MSCI, Inc.(b)	17,229,519
114,105	S&P Global, Inc.(b)	38,460,231

		162,840,045

	Chemicals — 1.6%
83,434	Ashland Global Holdings, Inc.(b)	8,597,874
104,391	Celanese Corp.(b)	12,277,425
335,148	Corteva, Inc.(b)	18,144,913
295,277	Dow, Inc.(b)	15,239,246
125,392	Eastman Chemical Co.(b)	11,256,440
63,650	Ingevity Corp.(a)(b)	4,018,861
167,820	LyondellBasell Industries NV, Class A(b)	14,677,537
125,903	Mosaic Co. (The)(b)	5,946,399
38,624	Nutrien Ltd.(b)	3,077,947
115,834	Olin Corp.(b)	5,360,797
95,921	RPM International, Inc.(b)	7,550,901
195,010	Valvoline, Inc.(b)	5,622,138

		111,770,478

	Commercial Services & Supplies — 0.8%
122,157	Copart, Inc.(a)(b)	13,273,580
102,019	Waste Connections, Inc.(b)	12,646,275
206,119	Waste Management, Inc.(b)	31,532,084

		57,451,939

	Communications Equipment — 0.8%
29,460	Ciena Corp.(a)(b)	1,346,322
1,290,574	Cisco Systems, Inc.(b)	55,030,075

		56,376,397

	Construction Materials — 0.2%
48,861	Martin Marietta Materials, Inc.(b)	14,621,166

	Consumer Finance — 0.5%
121,623	Ally Financial, Inc.(b)	4,075,587
188,425	Discover Financial Services(b)	17,821,236
445,997	Synchrony Financial(b)	12,318,437

		34,215,260

	Containers & Packaging — 0.5%
73,855	Avery Dennison Corp.(b)	11,954,909
60,185	Crown Holdings, Inc.(b)	5,547,251
120,587	Sonoco Products Co.(b)	6,878,282
213,615	WestRock Co.(b)	8,510,422

		32,890,864

	Distributors — 0.2%
107,529	Genuine Parts Co.(b)	14,301,357

	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(b)	4,662,420

	Diversified Financial Services — 1.9%
465,046	Berkshire Hathaway, Inc., Class B(a)(b)	126,966,859
133,431	Voya Financial, Inc.(b)	7,943,147

		134,910,006

	Diversified Telecommunication Services — 1.3%
319,876	Liberty Global PLC, Class C(a)(b)	7,066,061
738,114	Lumen Technologies, Inc.(b)	8,052,824
1,463,014	Verizon Communications, Inc.(b)	74,247,960

		89,366,845

	Electric Utilities — 1.3%
323,243	Alliant Energy Corp.(b)	18,945,272
498,834	American Electric Power Co., Inc.(b)	47,858,134
138,237	Evergy, Inc.(b)	9,019,964

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Electric Utilities — continued
349,526	FirstEnergy Corp.(b)	$13,418,303
153,399	OGE Energy Corp.(b)	5,915,066

		95,156,739

	Electrical Equipment — 0.5%
197,284	Eaton Corp. PLC(b)	24,855,811
50,567	Hubbell, Inc.(b)	9,030,255

		33,886,066

	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(b)	15,294,192
375,436	Corning, Inc.(b)	11,829,988
26,442	Teledyne Technologies, Inc.(a)(b)	9,918,659
33,350	Zebra Technologies Corp., Class A(a)(b)	9,803,232

		46,846,071

	Energy Equipment & Services — 0.5%
710,523	Halliburton Co.(b)	22,282,002
224,454	Helmerich & Payne, Inc.(b)	9,664,989

		31,946,991

	Entertainment — 1.1%
81,510	Live Nation Entertainment, Inc.(a)(b)	6,731,096
120,307	Netflix, Inc.(a)(b)	21,038,085
17,694	Roku, Inc.(a)(b)	1,453,385
476,369	Walt Disney Co. (The)(a)(b)	44,969,234

		74,191,800

	Food & Staples Retailing — 1.8%
26,487	Casey’s General Stores, Inc.(b)	4,899,565
114,630	Costco Wholesale Corp.(b)	54,939,867
351,870	Kroger Co. (The)(b)	16,654,007
115,434	U.S. Foods Holding Corp.(a)(b)	3,541,515
396,050	Walmart, Inc.(b)	48,151,759

		128,186,713

	Food Products — 1.0%
61,781	Bunge Ltd.(b)	5,602,919
285,638	Hormel Foods Corp.(b)	13,527,816
74,762	Lamb Weston Holdings, Inc.(b)	5,342,492
698,295	Mondelez International, Inc., Class A(b)	43,357,137
52,500	Post Holdings, Inc.(a)(b)	4,323,375

		72,153,739

	Gas Utilities — 0.0%
76,973	UGI Corp.(b)	2,971,928

	Health Care Equipment & Supplies — 2.6%
461,268	Abbott Laboratories(b)	50,116,768
238,451	Baxter International, Inc.(b)	15,315,708
554,460	Boston Scientific Corp.(a)(b)	20,664,724
259,618	Edwards Lifesciences Corp.(a)(b)	24,687,076
13,103	Insulet Corp.(a)(b)	2,855,668
108,519	Intuitive Surgical, Inc.(a)(b)	21,780,849
381,260	Medtronic PLC(b)	34,218,085
55,109	STERIS PLC(b)	11,360,720
24,419	Teleflex, Inc.(b)	6,003,411

		187,003,009

	Health Care Providers & Services — 3.2%
443,757	CVS Health Corp.(b)	41,118,524
83,702	Elevance Health, Inc.(b)	40,392,911
88,160	HCA Healthcare, Inc.(b)	14,816,170
16,707	Molina Healthcare, Inc.(a)(b)	4,671,444
233,630	UnitedHealth Group, Inc.(b)	119,999,377
65,316	Universal Health Services, Inc., Class B(b)	6,577,974

		227,576,400

	Health Care Technology — 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	$6,968,830

	Hotels, Restaurants & Leisure — 1.6%
12,321	Booking Holdings, Inc.(a)(b)	21,549,306
153,850	Hilton Grand Vacations, Inc.(a)(b)	5,497,061
187,641	Hilton Worldwide Holdings, Inc.(b)	20,910,713
210,912	McDonald’s Corp.(b)	52,069,955
174,700	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	1,004,525
163,196	Restaurant Brands International, Inc.(b)	8,184,279
12,225	Vail Resorts, Inc.(b)	2,665,661
208,390	Wendy’s Co. (The)(b)	3,934,403

		115,815,903

	Household Durables — 0.2%
2,420	NVR, Inc.(a)(b)	9,690,019
129,073	Toll Brothers, Inc.(b)	5,756,656

		15,446,675

	Household Products — 1.6%
99,424	Clorox Co. (The)(b)	14,016,795
690,743	Procter & Gamble Co. (The)(b)	99,321,936

		113,338,731

	Industrial Conglomerates — 1.3%
237,845	3M Co.(b)	30,779,521
343,967	General Electric Co.(b)	21,900,379
213,732	Honeywell International, Inc.(b)	37,148,759

		89,828,659

	Insurance — 2.1%
691,228	Aflac, Inc.(b)	38,245,645
62,761	American Financial Group, Inc.(b)	8,711,854
104,217	Aon PLC, Class A(b)	28,105,241
117,173	Arch Capital Group Ltd.(a)(b)	5,330,200
187,556	Arthur J. Gallagher & Co.(b)	30,579,130
161,064	Brown & Brown, Inc.(b)	9,396,474
74,687	Fidelity National Financial, Inc.(b)	2,760,431
157,228	Lincoln National Corp.(b)	7,353,554
3,155	Markel Corp.(a)(b)	4,080,204
25,430	RenaissanceRe Holdings Ltd.(b)	3,976,489
329,593	Unum Group(b)	11,212,754

		149,751,976

	Interactive Media & Services — 5.3%
32,448	Alphabet, Inc., Class A(a)(b)	70,712,628
95,230	Alphabet, Inc., Class C(a)(b)	208,310,864
83,784	Match Group, Inc.(a)(b)	5,838,907
512,545	Meta Platforms, Inc., Class A(a)(b)	82,647,881
185,966	Twitter, Inc.(a)(b)	6,953,269

		374,463,549

	Internet & Direct Marketing Retail — 3.0%
1,929,880	Amazon.com, Inc.(a)(b)	204,972,555
45,683	Etsy, Inc.(a)(b)	3,344,452
2,538	MercadoLibre, Inc.(a)(b)	1,616,376

		209,933,383

	IT Services — 4.2%
176,983	Accenture PLC, Class A(b)	49,139,330
147,645	Automatic Data Processing, Inc.(b)	31,011,356
10,441	Block, Inc.(a)(b)	641,704
114,609	DXC Technology Co.(a)(b)	3,473,799
16,340	EPAM Systems, Inc.(a)(b)	4,816,705
149,581	Fidelity National Information Services, Inc.(b)	13,712,090
37,892	Gartner, Inc.(a)(b)	9,163,422
179,226	Mastercard, Inc., Class A(b)	56,542,218

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	IT Services — continued
160,547	Paychex, Inc.(b)	$18,281,487
300,792	PayPal Holdings, Inc.(a)(b)	21,007,313
21,480	Shopify, Inc., Class A(a)(b)	671,035
21,371	SS&C Technologies Holdings, Inc.(b)	1,241,014
24,981	Twilio, Inc., Class A(a)(b)	2,093,658
72,450	VeriSign, Inc.(a)(b)	12,123,059
389,379	Visa, Inc., Class A(b)	76,664,831

		300,583,021

	Leisure Products — 0.0%
19,460	Polaris, Inc.(b)	1,931,989

	Life Sciences Tools & Services — 1.7%
151,550	Avantor, Inc.(a)(b)	4,713,205
144,625	Danaher Corp.(b)	36,665,330
29,853	ICON PLC(a)(b)	6,469,145
64,916	Illumina, Inc.(a)(b)	11,967,914
108,523	Thermo Fisher Scientific, Inc.(b)	58,958,375

		118,773,969

	Machinery — 1.4%
164,740	Caterpillar, Inc.(b)	29,448,922
89,903	Cummins, Inc.(b)	17,398,928
78,757	Deere & Co.(b)	23,585,359
93,930	Parker-Hannifin Corp.(b)	23,111,476
121,067	Pentair PLC(b)	5,541,237
63,733	Timken Co. (The)(b)	3,381,036

		102,466,958

	Media — 0.8%
1,269,593	Comcast Corp., Class A(b)	49,818,829
33,220	Liberty Broadband Corp., Class C(a)(b)	3,841,561
532,406	Sirius XM Holdings, Inc.(b)	3,263,649

		56,924,039

	Metals & Mining — 0.4%
28,464	Alcoa Corp.(b)	1,297,389
213,850	Newmont Corp.(b)	12,760,430
116,378	Southern Copper Corp.(b)	5,796,788
105,443	Steel Dynamics, Inc.(b)	6,975,054

		26,829,661

	Multi-Utilities — 1.7%
318,845	Ameren Corp.(b)	28,810,834
346,710	Consolidated Edison, Inc.(b)	32,972,121
459,813	Public Service Enterprise Group, Inc.(b)	29,096,967
314,004	WEC Energy Group, Inc.(b)	31,601,362

		122,481,284

	Multiline Retail — 0.4%
101,909	Nordstrom, Inc.(b)	2,153,337
172,248	Target Corp.(b)	24,326,585

		26,479,922

	Oil, Gas & Consumable Fuels — 4.0%
346,281	Cenovus Energy, Inc.(b)	6,582,802
61,621	Cheniere Energy, Inc.(b)	8,197,442
489,553	Chevron Corp.(b)	70,877,483
457,040	ConocoPhillips(b)	41,046,762
69,250	Continental Resources, Inc.(b)	4,525,488
110,416	Enbridge, Inc.(b)	4,666,180
1,085,908	Exxon Mobil Corp.(b)	92,997,161
61,365	HF Sinclair Corp.(b)	2,771,243
294,587	Occidental Petroleum Corp.(b)	17,345,283
254,599	ONEOK, Inc.(b)	14,130,245
246,120	Suncor Energy, Inc.(b)	8,631,428
	Oil, Gas & Consumable Fuels — continued
37,460	Targa Resources Corp.(b)	$2,235,238
81,107	Valero Energy Corp.	8,620,052

		282,626,807

	Personal Products — 0.1%
66,558	BellRing Brands, Inc.(a)(b)	1,656,629
124,539	Herbalife Nutrition Ltd.(a)(b)	2,546,822

		4,203,451

	Pharmaceuticals — 4.8%
577,842	Bristol-Myers Squibb Co.(b)	44,493,834
187,963	Eli Lilly & Co.(b)	60,943,244
14,229	Jazz Pharmaceuticals PLC(a)(b)	2,219,866
609,891	Johnson & Johnson(b)	108,261,751
597,588	Merck & Co., Inc.(b)	54,482,098
1,370,907	Pfizer, Inc.(b)	71,876,654

		342,277,447

	Professional Services — 0.3%
82,175	Booz Allen Hamilton Holding Corp.(b)	7,425,333
97,840	CoStar Group, Inc.(a)(b)	5,910,514
63,383	ManpowerGroup, Inc.(b)	4,843,095
72,293	TransUnion(b)	5,782,717

		23,961,659

	Real Estate Management & Development — 0.0%
56,375	Zillow Group, Inc., Class C(a)(b)	1,789,906

	REITs – Apartments — 0.7%
252,006	American Homes 4 Rent, Class A(b)	8,931,093
85,332	Camden Property Trust(b)	11,475,447
409,105	Invitation Homes, Inc.(b)	14,555,956
265,036	UDR, Inc.(b)	12,202,257

		47,164,753

	REITs – Diversified — 0.9%
147,700	American Tower Corp.(b)	37,750,643
361,090	Duke Realty Corp.(b)	19,841,895
100,874	W.P. Carey, Inc.(b)	8,358,420

		65,950,958

	REITs – Health Care — 0.3%
260,504	Healthcare Realty Trust, Inc.(b)	7,085,709
453,565	Medical Properties Trust, Inc.(b)	6,925,938
450,523	Sabra Health Care REIT, Inc.(b)	6,293,806

		20,305,453

	REITs – Manufactured Homes — 0.3%
143,552	Equity LifeStyle Properties, Inc.(b)	10,116,109
68,343	Sun Communities, Inc.(b)	10,891,141

		21,007,250

	REITs – Mortgage — 0.0%
515,972	Annaly Capital Management, Inc.(b)	3,049,395

	REITs – Office Property — 0.1%
188,262	Douglas Emmett, Inc.(b)	4,213,304
61,813	Kilroy Realty Corp.(b)	3,234,674

		7,447,978

	REITs – Single Tenant — 0.1%
221,497	National Retail Properties, Inc.(b)	9,524,371

	REITs – Storage — 0.1%
151,601	CubeSmart(b)	6,476,395

	Road & Rail — 0.9%
115,540	Canadian Pacific Railway Ltd.(b)	8,069,313
898,720	CSX Corp.(b)	26,116,803
47,741	J.B. Hunt Transport Services, Inc.(b)	7,517,775

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
47,143	Lyft, Inc., Class A(a)(b)	$626,059
62,946	Old Dominion Freight Line, Inc.(b)	16,131,801
193,884	Uber Technologies, Inc.(a)(b)	3,966,867
36,648	XPO Logistics, Inc.(a)(b)	1,764,968

		64,193,586

	Semiconductors & Semiconductor Equipment — 5.1%
358,737	Advanced Micro Devices, Inc.(a)(b)	27,432,618
170,421	Analog Devices, Inc.(b)	24,896,804
260,387	Applied Materials, Inc.(b)	23,690,009
104,030	Broadcom, Inc.(b)	50,538,814
1,054,967	Intel Corp.(b)	39,466,316
161,781	Marvell Technology, Inc.(b)	7,042,327
304,535	Micron Technology, Inc.(b)	16,834,695
554,709	NVIDIA Corp.(b)	84,088,337
287,101	QUALCOMM, Inc.(b)	36,674,282
106,600	Teradyne, Inc.(b)	9,546,030
258,807	Texas Instruments, Inc.(b)	39,765,696

		359,975,928

	Software — 8.8%
121,776	Adobe, Inc.(a)(b)	44,577,323
61,145	Black Knight, Inc.(a)(b)	3,998,272
135,877	Cadence Design Systems, Inc.(a)(b)	20,385,626
80,963	Ceridian HCM Holding, Inc.(a)(b)	3,811,738
1,648,287	Microsoft Corp.(b)	423,329,550
436,720	Oracle Corp.(b)	30,513,626
13,042	Palo Alto Networks, Inc.(a)(b)	6,441,966
252,511	Salesforce, Inc.(a)(b)	41,674,416
63,647	ServiceNow, Inc.(a)(b)	30,265,421
48,409	VMware, Inc., Class A(b)	5,517,658
67,483	Workday, Inc., Class A(a)(b)	9,419,277
27,390	Zoom Video Communications, Inc., Class A(a)(b)	2,957,298

		622,892,171

	Specialty Retail — 2.0%
169,038	American Eagle Outfitters, Inc.(b)	1,889,845
17,696	Burlington Stores, Inc.(a)(b)	2,410,726
20,171	Dick’s Sporting Goods, Inc.(b)	1,520,288
106,125	Foot Locker, Inc.(b)	2,679,656
271,464	Home Depot, Inc. (The)(b)	74,454,431
231,646	Lowe’s Cos., Inc.(b)	40,461,607
29,337	O’Reilly Automotive, Inc.(a)(b)	18,533,943
17,808	Williams-Sonoma, Inc.(b)	1,975,798

		143,926,294

	Technology Hardware, Storage & Peripherals — 6.7%
3,421,093	Apple, Inc.(b)	467,731,835
63,335	Dell Technologies, Inc., Class C(b)	2,926,710

		470,658,545

	Textiles, Apparel & Luxury Goods — 0.6%
20,562	Lululemon Athletica, Inc.(a)(b)	5,605,407
327,039	NIKE, Inc., Class B(b)	33,423,386

		39,028,793

	Tobacco — 0.5%
816,747	Altria Group, Inc.(b)	34,115,522

	Trading Companies & Distributors — 0.1%
38,324	GATX Corp.(b)	3,608,588

	Total Common Stocks (Identified Cost $3,460,791,164)	6,885,039,357

	Total Purchased Options — 1.6% (Identified Cost $103,224,393) (see detail below)	116,109,190

Principal Amount	Description	Value (†)
Short-Term Investments — 2.3%
$160,482,190	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $160,483,750 on 7/01/2022 collateralized by $163,871,200 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $163,691,925 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $160,482,190)	$160,482,190

	Total Investments — 101.2% (Identified Cost $3,724,497,747)	7,161,630,737
	Other assets less liabilities — (1.2)%	(86,569,008)

	Net Assets — 100.0%	$7,075,061,729

Purchased Options — 1.6%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 1.6%
S&P 500® Index, Put(a)	9/16/2022	3,300	2,510	$950,130,380	$18,776,055	$11,947,600
S&P 500® Index, Put(a)	9/16/2022	3,400	2,509	949,751,842	22,283,683	15,969,785
S&P 500® Index, Put(a)	9/16/2022	3,600	2,509	949,751,842	19,506,221	27,661,725
S&P 500® Index, Put(a)	10/21/2022	3,325	2,587	979,277,806	17,572,198	19,570,655
S&P 500® Index, Put(a)	11/18/2022	3,600	2,509	949,751,842	25,086,236	40,959,425

Total					$103,224,393	$116,109,190

Written Options — (1.3%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.3%)
S&P 500® Index, Call	7/15/2022	3,825	(2,007)	$(759,725,766)	$(19,924,347)	$(11,319,480)
S&P 500® Index, Call	7/15/2022	3,850	(2,007)	(759,725,766)	(21,309,964)	(9,121,815)
S&P 500® Index, Call	7/15/2022	3,975	(2,007)	(759,725,766)	(18,218,913)	(2,508,750)
S&P 500® Index, Call	7/15/2022	4,100	(2,007)	(759,725,766)	(18,965,181)	(566,977)
S&P 500® Index, Call	7/15/2022	4,200	(2,007)	(759,725,766)	(20,291,419)	(180,630)
S&P 500® Index, Call	7/29/2022	3,725	(2,007)	(759,725,766)	(22,595,870)	(29,533,005)
S&P 500® Index, Call	7/29/2022	3,800	(1,978)	(748,748,164)	(17,918,010)	(20,432,740)
S&P 500® Index, Call	8/19/2022	3,975	(2,006)	(759,347,228)	(13,736,085)	(10,932,700)
S&P 500® Index, Call	8/19/2022	4,000	(2,007)	(759,725,766)	(25,782,530)	(9,382,725)

Total					$(178,742,319)	$(93,978,822)

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2022 (Unaudited)

Software	8.8%
Technology Hardware, Storage & Peripherals	6.7
Interactive Media & Services	5.3
Semiconductors & Semiconductor Equipment	5.1
Pharmaceuticals	4.8
IT Services	4.2
Oil, Gas & Consumable Fuels	4.0
Banks	3.3
Health Care Providers & Services	3.2
Internet & Direct Marketing Retail	3.0
Health Care Equipment & Supplies	2.6
Capital Markets	2.3
Biotechnology	2.3
Automobiles	2.1
Insurance	2.1
Specialty Retail	2.0
Other Investments, less than 2% each	37.1
Short-Term Investments	2.3

Total Investments	101.2
Other assets less liabilities (including open written options)	(1.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Aerospace & Defense — 1.6%
2,679	Boeing Co. (The)(a)(b)	$366,273
1,768	Lockheed Martin Corp.(b)	760,169
9,325	Raytheon Technologies Corp.(b)	896,226

		2,022,668

	Air Freight & Logistics — 0.4%
2,141	FedEx Corp.(b)	485,386
492	GXO Logistics, Inc.(a)(b)	21,289

		506,675

	Airlines — 0.2%
8,874	Delta Air Lines, Inc.(a)(b)	257,080
5,618	JetBlue Airways Corp.(a)(b)	47,022

		304,102

	Auto Components — 0.1%
858	Adient PLC(a)(b)	25,422
1,374	Gentex Corp.(b)	38,431
343	Lear Corp.(b)	43,180
1,363	Magna International, Inc.(b)	74,829

		181,862

	Automobiles — 2.1%
32,390	Ford Motor Co.(b)	360,500
3,397	Tesla, Inc.(a)(b)	2,287,608

		2,648,108

	Banks — 3.8%
35,300	Bank of America Corp.(b)	1,098,889
10,229	Citigroup, Inc.(b)	470,432
2,043	Comerica, Inc.(b)	149,915
1,810	East West Bancorp, Inc.(b)	117,288
12,403	Fifth Third Bancorp(b)	416,741
2,398	First Republic Bank(b)	345,792
12,359	JPMorgan Chase & Co.(b)	1,391,747
375	SVB Financial Group(a)(b)	148,121
18,044	Wells Fargo & Co.(b)	706,783

		4,845,708

	Beverages — 2.0%
20,952	Coca-Cola Co. (The)(b)	1,318,090
7,896	PepsiCo, Inc.(b)	1,315,948

		2,634,038

	Biotechnology — 2.1%
7,989	AbbVie, Inc.(b)	1,223,595
414	Alnylam Pharmaceuticals, Inc.(a)(b)	60,382
2,974	Amgen, Inc.(b)	723,574
1,027	Biogen, Inc.(a)(b)	209,446
1,134	BioMarin Pharmaceutical, Inc.(a)	93,975
976	Exact Sciences Corp.(a)(b)	38,445
1,295	Moderna, Inc.(a)(b)	184,991
809	Seagen, Inc.(a)(b)	143,144

		2,677,552

	Building Products — 0.7%
1,115	A.O. Smith Corp.(b)	60,968
9,188	Carrier Global Corp.(b)	327,644
2,175	Fortune Brands Home & Security, Inc.(b)	130,239
5,487	Johnson Controls International PLC(b)	262,718
368	Lennox International, Inc.(b)	76,025

		857,594

	Capital Markets — 2.7%
6,646	Bank of New York Mellon Corp. (The)(b)	277,205
1,183	BlackRock, Inc.(b)	720,494
	Capital Markets — continued
833	Blackstone, Inc.(b)	$75,995
7,387	Charles Schwab Corp. (The)(b)	466,711
522	FactSet Research Systems, Inc.(b)	200,746
1,798	Goldman Sachs Group, Inc. (The)(b)	534,042
1,993	KKR & Co., Inc.(b)	92,256
7,554	Morgan Stanley(b)	574,557
710	MSCI, Inc.(b)	292,626
2,437	Raymond James Financial, Inc.(b)	217,892

		3,452,524

	Chemicals — 1.6%
849	AdvanSix, Inc.(b)	28,391
1,991	Air Products & Chemicals, Inc.(b)	478,796
729	Ashland Global Holdings, Inc.(b)	75,123
1,339	CF Industries Holdings, Inc.(b)	114,793
2,066	Huntsman Corp.(b)	58,571
2,759	Linde PLC(b)	793,295
1,043	Nutrien Ltd.(b)	83,117
2,010	PPG Industries, Inc.(b)	229,823
2,080	RPM International, Inc.(b)	163,738
1,880	Valvoline, Inc.(b)	54,200

		2,079,847

	Commercial Services & Supplies — 0.6%
1,816	Waste Connections, Inc.(b)	225,111
3,732	Waste Management, Inc.(b)	570,922

		796,033

	Communications Equipment — 0.9%
2,419	Ciena Corp.(a)(b)	110,548
22,953	Cisco Systems, Inc.(b)	978,716
3,169	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	23,451

		1,112,715

	Consumer Finance — 0.2%
4,484	Ally Financial, Inc.(b)	150,259
6,190	Synchrony Financial(b)	170,968

		321,227

	Containers & Packaging — 0.3%
1,233	Crown Holdings, Inc.(b)	113,646
1,388	Packaging Corp. of America(b)	190,850
2,565	WestRock Co.(b)	102,189

		406,685

	Diversified Financial Services — 1.8%
8,682	Berkshire Hathaway, Inc., Class B(a)(b)	2,370,360

	Diversified Telecommunication Services — 1.0%
25,755	Verizon Communications, Inc.(b)	1,307,066

	Electric Utilities — 1.8%
5,424	Alliant Energy Corp.(b)	317,901
8,376	American Electric Power Co., Inc.(b)	803,593
2,101	OGE Energy Corp.(b)	81,015
15,142	Southern Co. (The)(b)	1,079,776

		2,282,285

	Electrical Equipment — 0.6%
378	Acuity Brands, Inc.(b)	58,227
4,803	Emerson Electric Co.(b)	382,031
905	Hubbell, Inc.(b)	161,615
2,698	Sensata Technologies Holding PLC(b)	111,454

		713,327

	Electronic Equipment, Instruments & Components — 0.6%
1,208	Arrow Electronics, Inc.(a)(b)	135,405
3,387	Avnet, Inc.(b)	145,234
1,494	CDW Corp.(b)	235,395

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
4,536	Flex Ltd.(a)(b)	$65,636
3,792	Trimble, Inc.(a)(b)	220,808

		802,478

	Energy Equipment & Services — 0.4%
10,927	Halliburton Co.(b)	342,671
10,837	NOV, Inc.(b)	183,253

		525,924

	Entertainment — 1.1%
973	Live Nation Entertainment, Inc.(a)(b)	80,350
200	Madison Square Garden Entertainment Corp.(a)(b)	10,524
475	Madison Square Garden Sports Corp.(a)(b)	71,725
1,736	Netflix, Inc.(a)(b)	303,574
206	Roku, Inc.(a)(b)	16,921
7,800	Walt Disney Co. (The)(a)(b)	736,320
12,095	Warner Bros Discovery, Inc.(a)(b)	162,315

		1,381,729

	Food & Staples Retailing — 1.7%
2,000	Costco Wholesale Corp.(b)	958,560
2,903	Sysco Corp.(b)	245,913
7,676	Walmart, Inc.(b)	933,248

		2,137,721

	Food Products — 0.8%
1,103	Bunge Ltd.(b)	100,031
1,836	Hain Celestial Group, Inc. (The)(a)(b)	43,587
1,582	Ingredion, Inc.(b)	139,469
7,270	Kellogg Co.(b)	518,642
1,775	Post Holdings, Inc.(a)(b)	146,171
1,107	TreeHouse Foods, Inc.(a)(b)	46,295

		994,195

	Gas Utilities — 0.0%
1,531	UGI Corp.(b)	59,112

	Health Care Equipment & Supplies — 2.4%
9,147	Abbott Laboratories(b)	993,821
1,359	Alcon, Inc.(b)	94,980
463	Align Technology, Inc.(a)(b)	109,578
826	Cooper Cos., Inc. (The)(b)	258,637
753	IDEXX Laboratories, Inc.(a)(b)	264,100
407	Insulet Corp.(a)(b)	88,702
7,008	Medtronic PLC(b)	628,968
1,047	ResMed, Inc.(b)	219,483
1,564	STERIS PLC(b)	322,419
650	Teleflex, Inc.(b)	159,802

		3,140,490

	Health Care Providers & Services — 3.5%
4,703	Centene Corp.(a)(b)	397,921
2,113	Cigna Corp.(b)	556,818
1,307	DaVita, Inc.(a)(b)	104,508
1,502	Elevance Health, Inc.(b)	724,835
791	Laboratory Corp. of America Holdings(b)	185,379
2,386	MEDNAX, Inc.(a)(b)	50,130
968	Molina Healthcare, Inc.(a)(b)	270,662
4,267	UnitedHealth Group, Inc.(b)	2,191,659

		4,481,912

	Health Care Technology — 0.1%
837	Veeva Systems, Inc., Class A(a)(b)	165,759

	Hotels, Restaurants & Leisure — 1.7%
178	Booking Holdings, Inc.(a)(b)	311,320
7,208	Carnival Corp.(a)(b)	62,349
222	Domino’s Pizza, Inc.(b)	86,516
	Hotels, Restaurants & Leisure — continued
1,238	Hilton Grand Vacations, Inc.(a)(b)	$44,234
2,818	Hilton Worldwide Holdings, Inc.(b)	314,038
3,195	McDonald’s Corp.(b)	788,782
2,401	MGM Resorts International(b)	69,509
7	Restaurant Brands International, Inc.(b)	351
5,524	Starbucks Corp.(b)	421,978
905	Trip.com Group Ltd., ADR(a)(b)	24,842
205	Vail Resorts, Inc.(b)	44,700

		2,168,619

	Household Durables — 0.2%
3,921	PulteGroup, Inc.(b)	155,389
2,218	Toll Brothers, Inc.(b)	98,923

		254,312

	Household Products — 1.7%
2,214	Clorox Co. (The)(b)	312,130
12,801	Procter & Gamble Co. (The)(b)	1,840,656

		2,152,786

	Industrial Conglomerates — 1.0%
3,889	3M Co.(b)	503,276
4,735	Honeywell International, Inc.(b)	822,990

		1,326,266

	Insurance — 2.0%
6,409	Arch Capital Group Ltd.(a)(b)	291,546
4,423	Chubb Ltd.(b)	869,473
2,210	Cincinnati Financial Corp.(b)	262,946
5,403	Manulife Financial Corp.(b)	93,634
5,821	Prudential Financial, Inc.(b)	556,953
911	RenaissanceRe Holdings Ltd.(b)	142,453
1,533	Willis Towers Watson PLC(b)	302,599

		2,519,604

	Interactive Media & Services — 5.4%
800	Alphabet, Inc., Class A(a)(b)	1,743,408
1,588	Alphabet, Inc., Class C(a)(b)	3,473,671
1,601	Match Group, Inc.(a)(b)	111,574
9,212	Meta Platforms, Inc., Class A(a)(b)	1,485,435
3,542	Twitter, Inc.(a)(b)	132,435

		6,946,523

	Internet & Direct Marketing Retail — 3.1%
35,660	Amazon.com, Inc.(a)(b)	3,787,449
841	JD.com, Inc., ADR(b)	54,009
147	MercadoLibre, Inc.(a)(b)	93,620

		3,935,078

	IT Services — 4.1%
3,184	Accenture PLC, Class A(b)	884,038
466	Block, Inc.(a)(b)	28,640
836	FleetCor Technologies, Inc.(a)(b)	175,652
1,473	Global Payments, Inc.(b)	162,973
4,664	International Business Machines Corp.(b)	658,510
600	Kyndryl Holdings, Inc.(a)(b)	5,868
3,872	Mastercard, Inc., Class A(b)	1,221,539
4,867	PayPal Holdings, Inc.(a)(b)	339,911
510	Shopify, Inc., Class A(a)(b)	15,932
2,007	SS&C Technologies Holdings, Inc.(b)	116,547
479	Twilio, Inc., Class A(a)(b)	40,145
1,088	VeriSign, Inc.(a)(b)	182,055
7,464	Visa, Inc., Class A(b)	1,469,587

		5,301,397

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Leisure Products — 0.1%
590	Brunswick Corp.(b)	$38,574
515	Polaris, Inc.(b)	51,129

		89,703

	Life Sciences Tools & Services — 1.7%
5,219	Avantor, Inc.(a)(b)	162,311
434	Bio-Rad Laboratories, Inc., Class A(a)(b)	214,830
510	ICON PLC(a)(b)	110,517
910	Illumina, Inc.(a)(b)	167,767
2,203	Thermo Fisher Scientific, Inc.(b)	1,196,846
1,105	Waters Corp.(a)(b)	365,733

		2,218,004

	Machinery — 1.4%
471	AGCO Corp.(b)	46,488
2,799	Caterpillar, Inc.(b)	500,349
1,696	Cummins, Inc.(b)	328,227
1,260	Deere & Co.(b)	377,332
1,160	IDEX Corp.(b)	210,691
5,051	Otis Worldwide Corp.(b)	356,954

		1,820,041

	Media — 0.8%
20,208	Comcast Corp., Class A(b)	792,962
5,004	Fox Corp., Class B(b)	148,619
605	Liberty Broadband Corp., Class C(a)(b)	69,962
10,823	Sirius XM Holdings, Inc.(b)	66,345

		1,077,888

	Metals & Mining — 0.3%
1,372	Alcoa Corp.(b)	62,536
3,584	Barrick Gold Corp.(b)	63,401
929	Rio Tinto PLC, Sponsored ADR(b)	56,669
2,052	Southern Copper Corp.(b)	102,210
1,435	Steel Dynamics, Inc.(b)	94,925
4,124	Vale S.A., Sponsored ADR(b)	60,334

		440,075

	Multi-Utilities — 1.0%
7,843	Ameren Corp.(b)	708,693
8,877	Public Service Enterprise Group, Inc.(b)	561,737

		1,270,430

	Multiline Retail — 0.6%
1,913	Dollar Tree, Inc.(a)(b)	298,141
2,476	Nordstrom, Inc.(b)	52,318
2,583	Target Corp.(b)	364,797

		715,256

	Oil, Gas & Consumable Fuels — 4.0%
2,853	Canadian Natural Resources Ltd.(b)	153,149
4,575	Cenovus Energy, Inc.	86,971
1,218	Cheniere Energy, Inc.(b)	162,030
8,770	Chevron Corp.(b)	1,269,721
7,993	ConocoPhillips(b)	717,851
1,100	Continental Resources, Inc.	71,885
3,790	Devon Energy Corp.(b)	208,867
1,122	Enbridge, Inc.(b)	47,416
1,230	EQT Corp.(b)	42,312
18,136	Exxon Mobil Corp.(b)	1,553,167
1,235	HF Sinclair Corp.(b)	55,773
2,811	Ovintiv, Inc.(b)	124,218
1,589	Pioneer Natural Resources Co.(b)	354,474
3,117	Suncor Energy, Inc.(b)	109,313
1,416	Targa Resources Corp.	84,493
1,014	TC Energy Corp.	52,535

		5,094,175

	Personal Products — 0.1%
3,526	BellRing Brands, Inc.(a)(b)	$87,762

	Pharmaceuticals — 5.0%
1,543	AstraZeneca PLC, Sponsored ADR(b)	101,946
9,912	Bristol-Myers Squibb Co.(b)	763,224
3,407	Eli Lilly & Co.(b)	1,104,652
331	Jazz Pharmaceuticals PLC(a)(b)	51,639
11,210	Johnson & Johnson(b)	1,989,887
11,368	Merck & Co., Inc.(b)	1,036,420
454	Novartis AG, Sponsored ADR(b)	38,377
24,942	Pfizer, Inc.(b)	1,307,709
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	11,280

		6,405,134

	Professional Services — 0.6%
1,352	Booz Allen Hamilton Holding Corp.	122,167
869	CoStar Group, Inc.(a)(b)	52,497
1,337	Leidos Holdings, Inc.(b)	134,649
342	ManpowerGroup, Inc.(b)	26,132
1,879	TransUnion(b)	150,301
1,602	Verisk Analytics, Inc.(b)	277,290

		763,036

	Real Estate Management & Development — 0.0%
176	Jones Lang LaSalle, Inc.(a)(b)	30,775

	REITs – Apartments — 1.0%
1,056	American Campus Communities, Inc.(b)	68,080
3,564	American Homes 4 Rent, Class A	126,308
2,052	Camden Property Trust(b)	275,953
956	Essex Property Trust, Inc.(b)	250,004
5,655	Invitation Homes, Inc.(b)	201,205
1,929	Mid-America Apartment Communities, Inc.(b)	336,938

		1,258,488

	REITs – Diversified — 1.3%
2,485	Crown Castle International Corp.(b)	418,424
1,612	Digital Realty Trust, Inc.(b)	209,286
6,513	Duke Realty Corp.(b)	357,889
723	Gaming & Leisure Properties, Inc.(b)	33,157
698	SBA Communications Corp.(b)	223,395
10,283	VICI Properties, Inc.(b)	306,331
2,146	W.P. Carey, Inc.(b)	177,817

		1,726,299

	REITs – Health Care — 0.0%
2,686	Medical Properties Trust, Inc.(b)	41,015

	REITs – Hotels — 0.0%
2,742	Park Hotels & Resorts, Inc.(b)	37,209

	REITs – Manufactured Homes — 0.1%
1,172	Sun Communities, Inc.	186,770

	REITs – Mortgage — 0.0%
4,312	Annaly Capital Management, Inc.(b)	25,484

	REITs – Office Property — 0.0%
1,073	Kilroy Realty Corp.(b)	56,150
370	Orion Office REIT, Inc.(b)	4,055

		60,205

	REITs – Single Tenant — 0.3%
461	National Retail Properties, Inc.(b)	19,823
6,052	Realty Income Corp.(b)	413,110

		432,933

	REITs – Storage — 0.1%
984	Extra Space Storage, Inc.(b)	167,398

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 1.1%
1,376	Canadian Pacific Railway Ltd.	$96,100
1,579	Norfolk Southern Corp.(b)	358,891
778	Old Dominion Freight Line, Inc.(b)	199,386
3,407	Union Pacific Corp.(b)	726,645
492	XPO Logistics, Inc.(a)(b)	23,694

		1,404,716

	Semiconductors & Semiconductor Equipment — 5.1%
7,100	Advanced Micro Devices, Inc.(a)(b)	542,937
3,396	Analog Devices, Inc.(b)	496,122
4,696	Applied Materials, Inc.(b)	427,242
243	ASML Holding NV, (Registered)(b)	115,639
611	Enphase Energy, Inc.(a)(b)	119,292
377	First Solar, Inc.(a)(b)	25,685
18,608	Intel Corp.(b)	696,125
3,945	Marvell Technology, Inc.(b)	171,726
10,549	NVIDIA Corp.(b)	1,599,123
1,918	NXP Semiconductors NV(b)	283,921
3,946	ON Semiconductor Corp.(a)(b)	198,523
5,512	QUALCOMM, Inc.(b)	704,103
2,520	Teradyne, Inc.(b)	225,666
5,824	Texas Instruments, Inc.(b)	894,858

		6,500,962

	Software — 9.0%
2,079	Adobe, Inc.(a)(b)	761,039
1,816	Cadence Design Systems, Inc.(a)(b)	272,454
1,721	CDK Global, Inc.(b)	94,259
604	Check Point Software Technologies Ltd.(a)(b)	73,555
3,515	Fortinet, Inc.(a)(b)	198,879
30,449	Microsoft Corp.(b)	7,820,217
6,787	Oracle Corp.(b)	474,208
282	Palo Alto Networks, Inc.(a)(b)	139,291
4,547	Salesforce, Inc.(a)(b)	750,437
1,189	ServiceNow, Inc.(a)(b)	565,393
1,082	Synopsys, Inc.(a)(b)	328,603
441	VMware, Inc., Class A(b)	50,265
625	Workday, Inc., Class A(a)(b)	87,238

		11,615,838

	Specialty Retail — 1.7%
1,268	Advance Auto Parts, Inc.(b)	219,478
346	Burlington Stores, Inc.(a)(b)	47,136
933	Dick’s Sporting Goods, Inc.(b)	70,320
1,370	Foot Locker, Inc.(b)	34,592
5,211	Gap, Inc. (The)(b)	42,939
5,156	Home Depot, Inc. (The)(b)	1,414,136
607	Ulta Beauty, Inc.(a)(b)	233,986
749	Williams-Sonoma, Inc.(b)	83,102

		2,145,689

	Technology Hardware, Storage & Peripherals — 6.8%
62,407	Apple, Inc.(b)	8,532,285
1,296	Dell Technologies, Inc., Class C(b)	59,888
6,261	HP, Inc.(b)	205,236

		8,797,409

	Textiles, Apparel & Luxury Goods — 0.7%
579	Carter’s, Inc.(b)	40,808
374	Lululemon Athletica, Inc.(a)(b)	101,956
6,416	NIKE, Inc., Class B(b)	655,715
800	Skechers U.S.A., Inc., Class A(a)(b)	28,464
2,600	Under Armour, Inc., Class C(a)(b)	19,708

		846,651

	Tobacco — 1.0%
9,495	Altria Group, Inc.(b)	$396,606
1,544	British American Tobacco PLC, Sponsored ADR(b)	66,253
7,977	Philip Morris International, Inc.(b)	787,649

		1,250,508

	Water Utilities — 0.3%
2,235	American Water Works Co., Inc.(b)	332,501

	Wireless Telecommunication Services — 0.2%
3,935	America Movil SAB de CV, Series L, ADR(b)	80,392
8,169	Vodafone Group PLC, Sponsored ADR(b)	127,273

		207,665

	Total Common Stocks (Identified Cost $102,581,379)	126,864,300

Principal Amount
Short-Term Investments — 6.4%
$8,166,855	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $8,166,934 on 7/01/2022 collateralized by $8,641,200 U.S. Treasury Note, 2.250% due 8/15/2027 valued at $8,330,254 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,166,855)	8,166,855

	Total Investments — 105.0% (Identified Cost $110,748,234)	135,031,155
	Other assets less liabilities — (5.0)%	(6,427,598)

	Net Assets — 100.0%	$128,603,557

Written Options — (1.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.2%)
S&P 500® Index, Call	7/15/2022	3,825	(37)	$(14,005,906)	$(354,472)	$(208,680)
S&P 500® Index, Call	7/15/2022	3,850	(37)	(14,005,906)	(375,720)	(168,165)
S&P 500® Index, Call	7/15/2022	3,900	(37)	(14,005,906)	(294,209)	(104,895)
S&P 500® Index, Call	7/15/2022	3,975	(37)	(14,005,906)	(309,834)	(46,250)
S&P 500® Index, Call	7/15/2022	4,100	(37)	(14,005,906)	(317,929)	(10,453)
S&P 500® Index, Call	7/15/2022	4,200	(36)	(13,627,368)	(328,950)	(3,240)
S&P 500® Index, Call	7/29/2022	3,725	(37)	(14,005,906)	(422,252)	(544,455)
S&P 500® Index, Call	7/29/2022	3,850	(37)	(14,005,906)	(399,443)	(287,675)
S&P 500® Index, Call	8/19/2022	4,000	(37)	(14,005,906)	(447,906)	(172,975)

Total					$(3,250,715)	$(1,546,788)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2022 (Unaudited)

Software	9.0%
Technology Hardware, Storage & Peripherals	6.8
Interactive Media & Services	5.4
Semiconductors & Semiconductor Equipment	5.1
Pharmaceuticals	5.0
IT Services	4.1
Oil, Gas & Consumable Fuels	4.0
Banks	3.8
Health Care Providers & Services	3.5
Internet & Direct Marketing Retail	3.1
Capital Markets	2.7
Health Care Equipment & Supplies	2.4
Biotechnology	2.1
Automobiles	2.1
Beverages	2.0
Insurance	2.0
Other Investments, less than 2% each	35.5
Short-Term Investments	6.4

Total Investments	105.0
Other assets less liabilities (including open written options)	(5.0)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.5% of Net Assets
	Canada — 2.1%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	$773,252
50,000	Province of Quebec Canada, 2.600%, 7/06/2025, (CAD)(a)	37,973

		811,225

	Chile — 1.9%
500,000	Chile Government International Bond, 1.250%, 1/29/2040, (EUR)(a)	341,862
500,000	Chile Government International Bond, 3.500%, 1/25/2050(a)	381,935

		723,797

	Denmark — 2.9%
500,000	Orsted A/S, 1.500%, 11/26/2029, (EUR)(a)	481,846
200,000	Orsted A/S, (fixed rate to 9/09/2027, variable rate thereafter), 1.750%, 12/09/3019, (EUR)(a)	176,580
500,000	Vestas Wind Systems Finance BV, EMTN, 1.500%, 6/15/2029, (EUR)(a)	475,419

		1,133,845

	Finland — 0.9%
500,000	Citycon OYJ, (fixed rate to 11/24/2024, variable rate thereafter), 4.496%, (EUR)(a)(b)	356,303

	France — 7.8%
400,000	Altarea SCA, 1.750%, 1/16/2030, (EUR)(a)	296,803
400,000	Covivio, 1.125%, 9/17/2031, (EUR)(a)	323,374
200,000	Derichebourg S.A., 2.250%, 7/15/2028, (EUR)(a)	169,873
200,000	Faurecia SE, 2.375%, 6/15/2029, (EUR)(a)	146,985
700,000	France Government Bond OAT, 1.750%, 6/25/2039, 144A, (EUR)	683,137
100,000	Getlink SE, 3.500%, 10/30/2025, (EUR)(a)	99,913
600,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	572,287
300,000	Seche Environnement S.A., 2.250%, 11/15/2028, (EUR)	248,366
600,000	Societe du Grand Paris EPIC, EMTN, 1.700%, 5/25/2050, (EUR)(a)	503,547

		3,044,285

	Germany — 9.9%
700,000	BayWa AG, EMTN, 3.125%, 6/26/2024, (EUR)(a)	732,399
800,000	Bundesrepublik Deutschland Bundesanleihe, Series G, 0.829%-0.860%, 8/15/2030, (EUR)(a)(c)	759,744
1,000,000	Bundesrepublik Deutschland Bundesanleihe, Series G, 1.050%-1.051%, 8/15/2050, (EUR)(a)(c)	672,398
500,000	E.ON SE, EMTN, 0.350%, 2/28/2030, (EUR)(a)	424,213
500,000	EnBW Energie Baden-Wuerttemberg AG, (fixed rate to 3/30/2026, variable rate thereafter), 1.875%, 6/29/2080, (EUR)(a)	441,215
400,000	Evonik Industries AG, (fixed rate to 9/02/2026, variable rate thereafter), 1.375%, 9/02/2081, (EUR)(a)	328,926
500,000	Landesbank Baden-Wuerttemberg, Series 809, MTN, 0.375%, 7/29/2026, (EUR)(a)	473,741

		3,832,636

	Hungary — 1.3%
700,000	Hungary Government International Bond, 1.750%, 6/05/2035, (EUR)(a)	517,603

	Indonesia — 2.6%
500,000	Perusahaan Penerbit SBSN Indonesia III, 3.750%, 3/01/2023(a)	501,136
500,000	Perusahaan Penerbit SBSN Indonesia III, MTN, 3.900%, 8/20/2024(a)	500,955

		1,002,091

	Ireland — 0.6%
300,000	ESB Finance DAC, EMTN, 1.000%, 7/19/2034, (EUR)(a)	$248,192

	Italy — 5.3%
400,000	A2A SpA, EMTN, 1.000%, 7/16/2029, (EUR)(a)	352,714
600,000	Assicurazioni Generali SpA, EMTN, 2.124%, 10/01/2030, (EUR)(a)	496,276
300,000	ERG SpA, EMTN, 0.500%, 9/11/2027, (EUR)(a)	275,392
1,300,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 4/30/2045, 144A, (EUR)(a)	937,706

		2,062,088

	Japan — 1.1%
500,000	Denso Corp., 1.239%, 9/16/2026	446,009

	Korea — 4.5%
400,000	Kia Corp., 1.750%, 10/16/2026(a)	361,408
400,000	Kookmin Bank, GMTN, 4.500%, 2/01/2029(a)	394,192
600,000	Korea International Bond, Zero Coupon, 0.000%, 10/15/2026, (EUR)(a)(d)	581,260
400,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	402,772

		1,739,632

	Lithuania — 2.2%
500,000	AB Ignitis Grupe, EMTN, 1.875%, 7/10/2028, (EUR)(a)	472,177
400,000	AB Ignitis Grupe, EMTN, 2.000%, 7/14/2027, (EUR)(a)	388,856

		861,033

	Mexico — 1.9%
800,000	Mexico Government International Bond, 1.350%, 9/18/2027, (EUR)(a)	737,757

	Netherlands — 5.6%
200,000	ABB Finance BV, EMTN, Zero Coupon, 0.282%, 1/19/2030, (EUR)(a)(d)	168,543
400,000	CTP NV, EMTN, 2.125%, 10/01/2025, (EUR)(a)	369,521
400,000	de Volksbank NV, EMTN, 0.375%, 3/03/2028, (EUR)(a)	345,279
600,000	de Volksbank NV, EMTN, (fixed rate to 10/22/2025, variable rate thereafter), 1.750%, 10/22/2030, (EUR)(a)	575,394
500,000	Koninklijke Philips NV, EMTN, 2.125%, 11/05/2029, (EUR)(a)	489,488
150,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	128,050
100,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)(a)	87,025

		2,163,300

	Portugal — 0.9%
400,000	Ren Finance BV, EMTN, 0.500%, 4/16/2029, (EUR)(a)	344,898

	Singapore — 1.7%
700,000	Vena Energy Capital Pte Ltd., EMTN, 3.133%, 2/26/2025(a)	667,240

	Spain — 6.8%
400,000	Banco Bilbao Vizcaya Argentaria S.A., 1.000%, 6/21/2026, (EUR)(a)	389,503
500,000	Bankinter S.A., 0.625%, 10/06/2027, (EUR)(a)	445,907
400,000	Iberdrola Finanzas S.A., EMTN, 1.375%, 3/11/2032, (EUR)(a)	363,424
500,000	Iberdrola International BV, (fixed rate to 2/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	512,683
900,000	Spain Government Bond, 1.000%, 7/30/2042, 144A, (EUR)(a)	672,549

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Spain — continued
300,000	Telefonica Europe BV, (fixed rate to 2/05/2027, variable rate thereafter), 2.502%, (EUR)(a)(b)	$256,617

		2,640,683

	Supranationals — 9.2%
3,700,000	European Investment Bank, 2.375%, 5/24/2027(a)	3,570,833

	Sweden — 2.1%
500,000	Vattenfall AB, EMTN, 0.125%, 2/12/2029, (EUR)(a)	443,318
400,000	Volvo Car AB, EMTN, 2.500%, 10/07/2027, (EUR)(a)	363,166

		806,484

	United Kingdom — 7.7%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	581,298
500,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)(a)	482,356
400,000	Thames Water Utilities Finance PLC, 0.875%, 1/31/2028, (EUR)(a)	364,448
1,500,000	United Kingdom Gilt, 0.875%, 7/31/2033, (GBP)(a)	1,561,262

		2,989,364

	United States — 11.5%
500,000	Air Products & Chemicals, Inc., 2.050%, 5/15/2030(a)	432,174
600,000	Digital Dutch Finco BV, 1.500%, 3/15/2030, (EUR)(a)	509,090
600,000	Digital Euro Finco LLC, 2.500%, 1/16/2026, (EUR)(a)	604,582
300,000	Digital Intrepid Holding BV, 0.625%, 7/15/2031, (EUR)(a)	221,484
200,000	DTE Electric Co., 3.950%, 3/01/2049(a)	179,267
500,000	Equinix, Inc., 0.250%, 3/15/2027, (EUR)(a)	453,246
400,000	Ford Motor Co., 3.250%, 2/12/2032(a)	299,160
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	400,397
200,000	Thermo Fisher Scientific, Inc., 4.100%, 8/15/2047(a)	187,035
700,000	Verizon Communications, Inc., 3.875%, 2/08/2029(a)	677,241
600,000	Wabtec Transportation Netherlands BV, 1.250%, 12/03/2027, (EUR)(a)	513,156

		4,476,832

	Total Bonds and Notes (Identified Cost $42,232,948)	35,176,130

Short-Term Investments — 3.8%
1,488,295	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $1,488,310 on 7/01/2022 collateralized by $1,511,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at 1,518,148 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,488,295)	1,488,295

	Total Investments — 94.3% (Identified Cost $43,721,243)	36,664,425
	Other assets less liabilities — 5.7%	2,204,611

	Net Assets — 100.0%	$38,869,036

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $2,293,392 or 5.9% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
German Euro Bund	9/08/2022	2	$314,658	$311,828	$(2,830)
Euro-Buxl® 30 Year Bond	9/08/2022	4	712,187	685,611	(26,576)

Total					$(29,406)

At June 30, 2022, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2022	21	$2,442,281	$2,489,156	$(46,875)
British Pound	9/19/2022	25	1,971,094	1,906,094	65,000
Canadian Dollar	9/20/2022	11	862,466	854,700	7,766
Euro	9/19/2022	177	23,851,414	23,315,325	536,089

Total					$561,980

Industry Summary at June 30, 2022 (Unaudited)

Government National	20.2%
Utility-Electric	15.1
Industrial	13.5
Financial	9.4
Special Purpose	9.2
Supra-National	9.2
Bank	6.8
Government Regional	3.4
Telephone	2.4
Government Agency	1.1
Transportation-Non Rail	0.2
Short-Term Investments	3.8

Total Investments	94.3
Other assets less liabilities (including futures contracts)	5.7

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

Euro	58.7%
United States Dollar	28.0
British Pound	5.5
Canadian Dollar	2.1

Total Investments	94.3
Other assets less liabilities (including futures contracts)	5.7

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Belgium — 1.6%
253,828	KBC Group NV	$14,280,611

	Brazil — 1.5%
21,137	MercadoLibre, Inc.(a)	13,461,521

	Denmark — 8.4%
319,259	Novo Nordisk A/S, Class B	35,406,559
265,989	Orsted A/S, 144A	28,014,990
624,412	Vestas Wind Systems A/S	13,276,245

		76,697,794

	France — 2.9%
1,059,927	Credit Agricole S.A.	9,771,424
97,023	EssilorLuxottica S.A.	14,709,907
80,302	Orpea S.A.	1,969,930

		26,451,261

	Germany — 5.4%
230,924	Mercedes-Benz Group AG, (Registered)	13,411,679
113,804	SAP SE	10,373,280
231,528	Symrise AG	25,251,653

		49,036,612

	Hong Kong — 4.5%
2,390,811	AIA Group Ltd.	26,123,350
1,223,991	Prudential PLC	15,225,507

		41,348,857

	Japan — 5.3%
889,400	Sekisui House Ltd.	15,613,722
641,330	Takeda Pharmaceutical Co. Ltd.	18,013,888
468,300	Terumo Corp.	14,166,567

		47,794,177

	Netherlands — 3.1%
10,633	Adyen NV, 144A(a)	15,344,822
27,851	ASML Holding NV	13,157,869

		28,502,691

	Spain — 3.1%
2,675,781	Iberdrola S.A.	27,858,635

	Taiwan — 2.5%
275,152	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	22,493,676

	United Kingdom — 2.7%
5,098,814	Legal & General Group PLC	14,906,755
203,081	Unilever PLC	9,224,009

		24,130,764

	United States — 56.6%
74,949	Adobe, Inc.(a)	27,435,831
94,763	American Water Works Co., Inc.	14,097,892
232,375	Aptiv PLC(a)	20,697,641
201,197	Ball Corp.	13,836,318
77,690	Bright Horizons Family Solutions, Inc.(a)	6,566,359
131,367	Danaher Corp.	33,304,162
714,791	eBay, Inc.	29,785,341
201,439	Ecolab, Inc.	30,973,261
95,284	Eli Lilly & Co.	30,893,931
44,373	Estee Lauder Cos., Inc. (The), Class A	11,300,472
41,328	Intuitive Surgical, Inc.(a)	8,294,943
137,930	Mastercard, Inc., Class A	43,514,156
169,021	Microsoft Corp.	43,409,663
291,220	NextEra Energy, Inc.	22,557,901
109,795	NVIDIA Corp.	16,643,824
72,299	Roper Technologies, Inc.	28,532,800
	United States — continued
74,487	Signature Bank	$13,348,815
293,215	Sunrun, Inc.(a)	6,849,502
9,262	SVB Financial Group(a)	3,658,397
82,645	Thermo Fisher Scientific, Inc.	44,899,376
309,382	Verizon Communications, Inc.	15,701,137
139,990	Visa, Inc., Class A	27,562,631
73,137	Watts Water Technologies, Inc., Series A	8,984,149
147,032	Xylem, Inc.	11,494,962

		514,343,464

	Total Common Stocks (Identified Cost $1,027,238,468)	886,400,063

Principal Amount
Short-Term Investments — 1.7%
$15,415,941	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $15,416,091 on 7/01/2022 collateralized by $3,018,500 U.S. Treasury Note, 2.250% due 8/15/2027 valued at $2,909,882; $12,756,600 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $12,814,400 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $15,415,941)	15,415,941

	Total Investments — 99.3% (Identified Cost $1,042,654,409)	901,816,004
	Other assets less liabilities — 0.7%	6,205,551

	Net Assets — 100.0%	$908,021,555

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $43,359,812 or 4.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2022 (Unaudited)

Software	12.0%
IT Services	9.5
Pharmaceuticals	9.3
Electric Utilities	8.7
Life Sciences Tools & Services	8.6
Insurance	6.2
Chemicals	6.2
Semiconductors & Semiconductor Equipment	5.7
Internet & Direct Marketing Retail	4.8
Banks	4.6
Health Care Equipment & Supplies	2.5
Auto Components	2.3
Machinery	2.3
Personal Products	2.2
Electrical Equipment	2.2
Other Investments, less than 2% each	10.5
Short-Term Investments	1.7

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

United States Dollar	62.3%
Euro	17.1
Danish Krone	8.4
Japanese Yen	5.3
British Pound	3.3
Hong Kong Dollar	2.9

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.9% of Net Assets
	Australia — 1.1%
90,239	Stockland	$225,307

	Belgium — 5.2%
14,229	KBC Group NV	800,537
5,997	Umicore S.A.	210,219

		1,010,756

	Brazil — 0.9%
263	MercadoLibre, Inc.(a)	167,497

	Denmark — 11.9%
9,824	Novo Nordisk A/S, Class B	1,089,504
6,752	Orsted A/S, 144A	711,147
24,279	Vestas Wind Systems A/S	516,220

		2,316,871

	France — 12.4%
2,395	Air Liquide S.A.	322,374
34,634	Credit Agricole S.A.	319,289
10,312	Dassault Systemes SE	381,965
2,296	EssilorLuxottica S.A.	348,102
1,063	L’Oreal S.A.	369,079
4,419	Orpea S.A.	108,405
3,035	Sanofi	306,068
6,739	Worldline S.A., 144A(a)	251,361

		2,406,643

	Germany — 6.2%
5,415	Mercedes-Benz Group AG, (Registered)	314,494
5,914	SAP SE	539,063
3,214	Symrise AG	350,536

		1,204,093

	Hong Kong — 8.5%
98,395	AIA Group Ltd.	1,075,120
46,748	Prudential PLC	581,509

		1,656,629

	Ireland — 4.0%
7,689	Kingspan Group PLC	462,348
9,154	Smurfit Kappa Group PLC	308,692

		771,040

	Japan — 13.5%
4,100	Kao Corp.	166,253
47,700	Kubota Corp.	714,837
21,800	Sekisui House Ltd.	382,706
1,700	Shimano, Inc.	286,377
17,738	Takeda Pharmaceutical Co. Ltd.	498,231
14,200	Terumo Corp.	429,565
4,300	West Japan Railway Co.	158,190

		2,636,159

	Netherlands — 7.6%
431	Adyen NV, 144A(a)	621,990
1,836	ASML Holding NV	867,396

		1,489,386

	Norway — 0.6%
8,384	Telenor ASA	112,037

	Spain — 3.7%
68,554	Iberdrola S.A.	713,743

	Switzerland — 2.5%
1,029	Geberit AG, (Registered)	495,055

	Taiwan — 4.4%
10,610	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	867,368

	United Kingdom — 14.4%
6,771	Croda International PLC	$535,193
20,924	Halma PLC	513,729
6,813	Johnson Matthey PLC	160,655
31,456	Land Securities Group PLC	255,264
255,581	Legal & General Group PLC	747,210
2,058	Spirax-Sarco Engineering PLC	248,213
7,501	Unilever PLC	340,698

		2,800,962

	Total Common Stocks (Identified Cost $21,945,960)	18,873,546

Principal Amount	Description	Value (†)
Short-Term Investments — 1.6%
$313,515	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $313,518 on 7/01/2022 collateralized by $318,400 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $319,843 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $313,515)	313,515

	Total Investments — 98.5% (Identified Cost $22,259,475)	19,187,061
	Other assets less liabilities — 1.5%	284,525

	Net Assets — 100.0%	$19,471,586

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $1,584,498 or 8.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Insurance	12.3%
Pharmaceuticals	9.7
Semiconductors & Semiconductor Equipment	8.8
Chemicals	8.1
Electric Utilities	7.4
Banks	5.7
Machinery	5.0
Building Products	4.9
Software	4.8
Personal Products	4.5
IT Services	4.5
Electrical Equipment	2.6
Electronic Equipment, Instruments & Components	2.6
REITs - Diversified	2.4
Health Care Equipment & Supplies	2.2
Household Durables	2.0
Other Investments, less than 2% each	9.4
Short-Term Investments	1.6

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova International Sustainable Equity Fund – (continued)

Currency Exposure Summary at June 30, 2022 (Unaudited)

Euro	40.9%
British Pound	15.6
Japanese Yen	13.5
Danish Krone	11.9
United States Dollar	6.9
Hong Kong Dollar	5.5
Swiss Franc	2.5
Other, less than 2% each	1.7

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.1% of Net Assets
	Auto Components — 2.0%
831	Aptiv PLC(a)	$74,017

	Banks — 3.3%
509	Signature Bank	91,218
76	SVB Financial Group(a)	30,019

		121,237

	Chemicals — 3.4%
810	Ecolab, Inc.	124,546

	Commercial Services & Supplies — 4.4%
1,061	Waste Management, Inc.	162,312

	Communications Equipment — 0.9%
813	Cisco Systems, Inc.	34,666

	Containers & Packaging — 1.9%
1,012	Ball Corp.	69,595

	Diversified Consumer Services — 1.2%
504	Bright Horizons Family Solutions, Inc.(a)	42,598

	Diversified Telecommunication Services — 2.5%
1,825	Verizon Communications, Inc.	92,619

	Electric Utilities — 5.0%
2,378	NextEra Energy, Inc.	184,200

	Electrical Equipment — 0.9%
1,344	Sunrun, Inc.(a)	31,396

	Electronic Equipment, Instruments & Components — 1.3%
797	Trimble, Inc.(a)	46,409

	Health Care Equipment & Supplies — 2.4%
446	Intuitive Surgical, Inc.(a)	89,517

	Household Products — 1.6%
717	Colgate-Palmolive Co.	57,460

	Internet & Direct Marketing Retail — 3.5%
3,085	eBay, Inc.	128,552

	IT Services — 8.9%
179	Accenture PLC, Class A	49,699
605	Mastercard, Inc., Class A	190,866
445	Visa, Inc., Class A	87,616

		328,181

	Life Sciences Tools & Services — 11.5%
729	Danaher Corp.	184,816
441	Thermo Fisher Scientific, Inc.	239,587

		424,403

	Machinery — 5.4%
683	Watts Water Technologies, Inc., Series A	83,900
1,481	Xylem, Inc.	115,784

		199,684

	Personal Products — 3.0%
434	Estee Lauder Cos., Inc. (The), Class A	110,527

	Pharmaceuticals — 4.5%
509	Eli Lilly & Co.	165,033

	Semiconductors & Semiconductor Equipment — 7.7%
944	First Solar, Inc.(a)	64,315
736	NVIDIA Corp.	111,570
1,326	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	108,400

		284,285

	Software — 16.6%
362	Adobe, Inc.(a)	132,514
389	Avalara, Inc.(a)	27,463
	Software — continued
1,131	Microsoft Corp.	$290,475
404	Roper Technologies, Inc.	159,438

		609,890

	Water Utilities — 4.2%
1,037	American Water Works Co., Inc.	154,275

	Total Common Stocks (Identified Cost $3,766,202)	3,535,402

	Total Investments — 96.1% (Identified Cost $3,766,202)	3,535,402
	Other assets less liabilities — 3.9%	143,619

	Net Assets — 100.0%	$3,679,021

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Software	16.6%
Life Sciences Tools & Services	11.5
IT Services	8.9
Semiconductors & Semiconductor Equipment	7.7
Machinery	5.4
Electric Utilities	5.0
Pharmaceuticals	4.5
Commercial Services & Supplies	4.4
Water Utilities	4.2
Internet & Direct Marketing Retail	3.5
Chemicals	3.4
Banks	3.3
Personal Products	3.0
Diversified Telecommunication Services	2.5
Health Care Equipment & Supplies	2.4
Auto Components	2.0
Other Investments, less than 2% each	7.8

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$3,724,497,747	$110,748,234	$43,721,243
Net unrealized appreciation (depreciation)	3,437,132,990	24,282,921	(7,056,818)

Investments at value	7,161,630,737	135,031,155	36,664,425
Cash	15,006,271	3,792	80,009
Due from brokers (including variation margin on futures contracts) (Note 2)	—	—	277,848
Foreign currency at value (identified cost $0, $0 and $252,769, respectively)	—	—	210,495
Receivable for Fund shares sold	9,975,246	172,011	1,212
Receivable for securities sold	—	—	935,483
Dividends and interest receivable	4,396,854	103,032	254,578
Tax reclaims receivable	—	23	—
Unrealized appreciation on futures contracts (Note 2)	—	—	608,855
Prepaid expenses (Note 8)	1,058	17	5

TOTAL ASSETS	7,191,010,166	135,310,030	39,032,910

LIABILITIES
Options written, at value (premiums received $178,742,319, $3,250,715 and $0, respectively) (Note 2)	93,978,822	1,546,788	—
Payable for securities purchased	—	5,001,777	—
Payable for Fund shares redeemed	16,560,595	4,619	19,023
Unrealized depreciation on futures contracts (Note 2)	—	—	76,281
Management fees payable (Note 6)	3,449,733	46,088	2,969
Deferred Trustees’ fees (Note 6)	1,121,693	51,716	19,214
Administrative fees payable (Note 6)	273,727	4,559	1,492
Payable to distributor (Note 6d)	41,486	525	388
Audit and tax services fees payable	31,451	29,571	25,470
Other accounts payable and accrued expenses	490,930	20,830	19,037

TOTAL LIABILITIES	115,948,437	6,706,473	163,874

NET ASSETS	$7,075,061,729	$128,603,557	$38,869,036

NET ASSETS CONSIST OF:
Paid-in capital	$4,603,389,413	$111,768,186	$46,337,565
Accumulated earnings (loss)	2,471,672,316	16,835,371	(7,468,529)

NET ASSETS	$7,075,061,729	$128,603,557	$38,869,036

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$927,320,702	$1,869,062	$6,262,325

Shares of beneficial interest	26,129,712	130,378	731,653

Net asset value and redemption price per share	$35.49	$14.34	$8.56

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$37.66	$15.21	$8.94

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$89,400,085	$735,443	$—

Shares of beneficial interest	2,540,244	51,789	—

Net asset value and offering price per share	$35.19	$14.20	$—

Class N shares:
Net assets	$486,294,530	$229,119	$4,515,616

Shares of beneficial interest	13,710,850	16,008	525,632

Net asset value, offering and redemption price per share	$35.47	$14.31	$8.59

Class Y shares:
Net assets	$5,572,046,412	$125,769,933	$28,091,095

Shares of beneficial interest	157,126,529	8,779,583	3,273,446

Net asset value, offering and redemption price per share	$35.46	$14.33	$8.58

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities (continued)

June 30, 2022 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund	Mirova U.S. Sustainable Equity Fund
ASSETS
Investments at cost	$1,042,654,409	$22,259,475	$3,766,202
Net unrealized depreciation	(140,838,405)	(3,072,414)	(230,800)

Investments at value	901,816,004	19,187,061	3,535,402
Cash	—	—	177,336
Foreign currency at value (identified cost $4,009,236, $247,391 and $0, respectively)	3,991,722	243,368	—
Receivable for Fund shares sold	4,587,785	5,183	—
Receivable from investment adviser (Note 6)	—	3,118	12,266
Dividends and interest receivable	263,914	28,238	1,247
Tax reclaims receivable	613,176	62,274	—
Prepaid expenses (Note 8)	140	4	—

TOTAL ASSETS	911,272,741	19,529,246	3,726,251

LIABILITIES
Payable for securities purchased	993,655	—	—
Payable for Fund shares redeemed	1,461,744	—	—
Management fees payable (Note 6)	598,490	—	—
Deferred Trustees’ fees (Note 6)	38,374	11,492	4,039
Administrative fees payable (Note 6)	34,761	806	141
Payable to distributor (Note 6d)	8,468	34	63
Audit and tax services fees payable	25,300	25,054	24,664
Other accounts payable and accrued expenses	90,394	20,274	18,323

TOTAL LIABILITIES	3,251,186	57,660	47,230

NET ASSETS	$908,021,555	$19,471,586	$3,679,021

NET ASSETS CONSIST OF:
Paid-in capital	$1,041,924,979	$22,172,279	$3,845,196
Accumulated loss	(133,903,424)	(2,700,693)	(166,175)

NET ASSETS	$908,021,555	$19,471,586	$3,679,021

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$32,120,967	$594,397	$79,310

Shares of beneficial interest	2,169,819	57,169	8,862

Net asset value and redemption price per share	$14.80	$10.40	$8.95

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.70	$11.03	$9.50

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$12,730,948	$—	$74,638

Shares of beneficial interest	904,665	—	8,441

Net asset value and offering price per share	$14.07	$—	$8.84

Class N shares:
Net assets	$199,316,646	$17,385,829	$3,489,041

Shares of beneficial interest	13,316,309	1,663,458	388,535

Net asset value, offering and redemption price per share	$14.97	$10.45	$8.98

Class Y shares:
Net assets	$663,852,994	$1,491,360	$36,032

Shares of beneficial interest	44,370,933	142,906	4,016

Net asset value, offering and redemption price per share	$14.96	$10.44	$8.97

See accompanying notes to financial statements.

|  34

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Dividends	$58,118,012	$957,690	$—
Interest	43,863	1,279	309,941
Less net foreign taxes withheld	(69,136)	(3,376)	—

	58,092,739	955,593	309,941

Expenses
Management fees (Note 6)	22,435,478	347,026	106,170
Service and distribution fees (Note 6)	1,701,875	6,803	8,091
Administrative fees (Note 6)	1,704,956	26,501	9,389
Trustees’ fees and expenses (Note 6)	116,555	8,028	6,906
Trustees’ fees deferred compensation (Note 6)	(137,961)	(5,571)	(1,014)
Transfer agent fees and expenses (Notes 6 and 7)	2,281,753	36,548	24,139
Audit and tax services fees	25,765	25,142	21,186
Custodian fees and expenses	139,591	43,925	6,375
Interest expense (Note 10)	—	58	4,735
Legal fees (Note 8)	92,633	1,233	533
Registration fees	122,630	34,470	18,538
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	183,813	6,359	7,095
Miscellaneous expenses	119,295	10,150	8,097

Total expenses	28,792,883	547,172	226,740
Fee/expense recovery (Note 6)	12,489	—	—
Less waiver and/or expense reimbursement (Note 6)	(300,807)	(133,526)	(77,424)

Net expenses	28,504,565	413,646	149,316

Net investment income	29,588,174	541,947	160,625

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	259,059,352	(142,812)	(2,287,322)
Futures contracts	—	—	1,221,004
Options written	400,149,968	6,218,536	—
Foreign currency transactions (Note 2c)	(369)	15	(28,139)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,815,691,719)	(26,080,929)	(6,539,704)
Futures contracts	—	—	1,006,804
Options written	97,009,787	1,862,025	—
Foreign currency translations (Note 2c)	191	(6)	(48,034)

Net realized and unrealized loss on investments, futures contracts, options written and foreign currency transactions	(1,059,472,790)	(18,143,171)	(6,675,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,029,884,616)	$(17,601,224)	$(6,514,766)

See accompanying notes to financial statements.

35  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund	Mirova U.S. Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$12,445,804	$515,471	$19,428
Interest	2,774	86	23
Less net foreign taxes withheld	(1,181,587)	(59,387)	(266)

	11,266,991	456,170	19,185

Expenses
Management fees (Note 6)	4,050,446	100,199	13,523
Service and distribution fees (Note 6)	119,262	469	466
Administrative fees (Note 6)	223,902	5,533	919
Trustees’ fees and expenses (Note 6)	20,893	6,653	6,350
Trustees’ fees deferred compensation (Note 6)	(312)	87	1,135
Transfer agent fees and expenses (Notes 6 and 7)	436,393	4,402	3,632
Audit and tax services fees	21,880	21,337	20,794
Custodian fees and expenses	39,511	13,589	1,022
Interest expense (Notes 8 and 10)	26,759	1,573	—
Legal fees (Note 8)	13,026	345	53
Registration fees	73,408	20,719	31,492
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	31,029	4,904	4,291
Miscellaneous expenses	50,226	9,897	8,352

Total expenses	5,112,923	196,207	98,529
Less waiver and/or expense reimbursement (Note 6)	(214,733)	(80,949)	(82,419)

Net expenses	4,898,190	115,258	16,110

Net investment income	6,368,801	340,912	3,075

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,914,824	296,904	64,529
Foreign currency transactions (Note 2c)	(411,457)	(6,958)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(303,409,358)	(8,742,450)	(1,360,444)
Foreign currency translations (Note 2c)	(25,070)	(10,077)	—

Net realized and unrealized loss on investments and foreign currency transactions	(301,931,061)	(8,462,581)	(1,295,915)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(295,562,260)	$(8,121,669)	$(1,292,840)

See accompanying notes to financial statements.

|  36

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$29,588,174	$49,256,628	$541,947	$539,101
Net realized gain (loss) on investments, options written and foreign currency transactions	659,208,951	(549,706,836)	6,075,739	(5,401,601)
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	(1,718,681,741)	1,314,249,613	(24,218,910)	19,067,765

Net increase (decrease) in net assets resulting from operations	(1,029,884,616)	813,799,405	(17,601,224)	14,205,265

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,794,502)	(4,616,139)	(6,047)	(7,926)
Class C	—	—	—	(75)
Class N	(2,144,257)	(3,190,505)	(1,082)	(4,105)
Class Y	(23,949,881)	(41,377,637)	(503,937)	(532,807)

Total distributions	(28,888,640)	(49,184,281)	(511,066)	(544,913)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(50,707,580)	294,964,158	40,848,206	32,303,743

Net increase (decrease) in net assets	(1,109,480,836)	1,059,579,282	22,735,916	45,964,095
NET ASSETS
Beginning of the period	8,184,542,565	7,124,963,283	105,867,641	59,903,546

End of the period	$7,075,061,729	$8,184,542,565	$128,603,557	$105,867,641

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund		Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$160,625	$261,984	$6,368,801	$2,101,557
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,094,457)	2,318,906	1,503,367	150,307,939
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(5,580,934)	(3,822,067)	(303,434,428)	23,546,962

Net increase (decrease) in net assets resulting from operations	(6,514,766)	(1,241,177)	(295,562,260)	175,956,458

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(94,690)	(196,254)	(1,526,670)	(4,789,380)
Class C	—	—	(629,720)	(1,953,531)
Class N	(94,183)	(286,884)	(8,849,875)	(22,974,524)
Class Y	(465,702)	(956,524)	(30,857,661)	(94,376,354)

Total distributions	(654,575)	(1,439,662)	(41,863,926)	(124,093,789)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(1,086,697)	10,270,116	124,765,750	191,048,671

Net increase (decrease) in net assets	(8,256,038)	7,589,277	(212,660,436)	242,911,340
NET ASSETS
Beginning of the period	47,125,074	39,535,797	1,120,681,991	877,770,651

End of the period	$38,869,036	$47,125,074	$908,021,555	$1,120,681,991

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets (continued)

	Mirova International Sustainable Equity Fund		Mirova U.S. Sustainable Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$340,912	$269,597	$3,075	$2,949
Net realized gain on investments and foreign currency transactions	289,946	225,743	64,529	433,439
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,752,527)	1,042,311	(1,360,444)	1,023,001

Net increase (decrease) in net assets resulting from operations	(8,121,669)	1,537,651	(1,292,840)	1,459,389

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(8,864)	(161)	(623)
Class C	—	—	(3,411)	(5,097)
Class N	—	(929,817)	(163,302)	(264,825)
Class Y	—	(41,940)	(1,599)	(2,393)

Total distributions	—	(980,621)	(168,473)	(272,938)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(2,138,691)	12,545,607	89,509	(1,244,405)

Net increase (decrease) in net assets	(10,260,360)	13,102,637	(1,371,804)	(57,954)
NET ASSETS
Beginning of the period	29,731,946	16,629,309	5,050,825	5,108,779

End of the period	$19,471,586	$29,731,946	$3,679,021	$5,050,825

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$40.70		$36.76		$34.69	$31.65	$33.47	$30.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.18		0.30	0.37	0.34	0.39
Net realized and unrealized gain (loss)	(5.21)		3.93		2.08	3.05	(1.80)	2.58

Total from Investment Operations	(5.10)		4.11		2.38	3.42	(1.46)	2.97

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.17)		(0.31)	(0.38)	(0.36)	(0.34)

Net asset value, end of the period	$35.49		$40.70		$36.76	$34.69	$31.65	$33.47

Total return(b)(c)	(12.55	)%(d)	11.24%		6.92%	10.84%	(4.39)%	9.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$927,321		$1,073,713		$987,702	$1,125,464	$1,177,641	$1,669,272
Net expenses(e)	0.93	%(f)(g)	0.94	%(h)	0.94%	0.94%	0.94%	0.94%
Gross expenses	0.94	%(f)(g)	0.98	%(h)	1.02%	1.01%	1.01%	1.02%
Net investment income	0.58	%(f)	0.46%		0.88%	1.12%	1.03%	1.20%
Portfolio turnover rate	6%		11%		22%	12%	10%	34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$40.41		$36.60	$34.54	$31.50	$33.32	$30.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		(0.11)	0.04	0.12	0.09	0.14
Net realized and unrealized gain (loss)	(5.18)		3.92	2.07	3.03	(1.80)	2.57

Total from Investment Operations	(5.22)		3.81	2.11	3.15	(1.71)	2.71

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.11)	(0.11)	(0.11)

Net asset value, end of the period	$35.19		$40.41	$36.60	$34.54	$31.50	$33.32

Total return(b)(c)	(12.92	)%(d)	10.41%	6.13%	10.02%	(5.15)%	8.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$89,400		$114,019	$142,623	$215,947	$272,904	$336,891
Net expenses(e)	1.70	%(f)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.71	%(f)	1.73%	1.77%	1.76%	1.76%	1.77%
Net investment income (loss)	(0.20	)%(f)	(0.30)%	0.12%	0.37%	0.27%	0.44%
Portfolio turnover rate	6%		11%	22%	12%	10%	34%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$40.68		$36.74		$34.68		$31.63		$33.46		$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.29		0.40		0.47		0.44		0.32
Net realized and unrealized gain (loss)	(5.21)		3.94		2.07		3.06		(1.81)		1.56

Total from Investment Operations	(5.05)		4.23		2.47		3.53		(1.37)		1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.29)		(0.41)		(0.48)		(0.46)		(0.31)

Net asset value, end of the period	$35.47		$40.68		$36.74		$34.68		$31.63		$33.46

Total return	(12.43	)%(b)	11.57	%(c)	7.25	%(c)	11.17	%(c)	(4.13	)%(c)	5.93	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$486,295		$504,299		$369,829		$369,793		$179,727		$126,262
Net expenses	0.65	%(d)(e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(d)(f)
Gross expenses	0.65	%(d)(e)	0.67%		0.70%		0.69%		0.70%		0.74	%(d)
Net investment income	0.86	%(d)	0.74%		1.17%		1.40%		1.32%		1.42	%(d)
Portfolio turnover rate	6%		11%		22%		12%		10%		34	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$40.67		$36.73	$34.67	$31.63	$33.46	$30.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.27	0.38	0.46	0.43	0.47
Net realized and unrealized gain (loss)	(5.21)		3.94	2.07	3.04	(1.81)	2.58

Total from Investment Operations	(5.06)		4.21	2.45	3.50	(1.38)	3.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.27)	(0.39)	(0.46)	(0.45)	(0.42)

Net asset value, end of the period	$35.46		$40.67	$36.73	$34.67	$31.63	$33.46

Total return(b)	(12.46	)%(c)	11.49%	7.19%	11.12%	(4.18)%	9.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,572,046		$6,492,511	$5,624,810	$6,446,007	$6,508,061	$6,392,640
Net expenses(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.71	%(e)	0.73%	0.77%	0.76%	0.76%	0.77%
Net investment income	0.81	%(e)	0.70%	1.12%	1.37%	1.28%	1.44%
Portfolio turnover rate	6%		11%	22%	12%	10%	34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$16.66		$14.03		$13.07	$11.32	$12.08	$10.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.07		0.09	0.10	0.09	0.10
Net realized and unrealized gain (loss)	(2.33)		2.62		0.95	1.76	(0.76)	1.18

Total from Investment Operations	(2.28)		2.69		1.04	1.86	(0.67)	1.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.06)		(0.08)	(0.11)	(0.09)	(0.09)

Net asset value, end of the period	$14.34		$16.66		$14.03	$13.07	$11.32	$12.08

Total return(b)(c)	(13.68	)%(d)	19.20%		8.06%	16.46%	(5.60)%	11.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,869		$2,613		$1,456	$2,363	$2,375	$7,085
Net expenses(e)	0.93	%(f)	1.03	%(g)(h)	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.15	%(f)	1.20%		1.43%	1.42%	1.44%	1.30%
Net investment income	0.63	%(f)	0.43%		0.69%	0.82%	0.73%	0.85%
Portfolio turnover rate	1%		5%		15%	17%	58%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$16.52		$13.96		$13.03	$11.29	$12.05	$10.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.05)		(0.01)	0.01	0.00 (b)	0.01
Net realized and unrealized gain (loss)	(2.31)		2.61		0.95	1.74	(0.75)	1.18

Total from Investment Operations	(2.32)		2.56		0.94	1.75	(0.75)	1.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of the period	$14.20		$16.52		$13.96	$13.03	$11.29	$12.05

Total return(c)(d)	(13.99	)%(e)	18.28%		7.23%	15.54%	(6.24)%	10.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$735		$814		$741	$727	$849	$648
Net expenses(f)	1.68	%(g)	1.79	%(h)(i)	1.95%	1.95%	1.95%	1.95%
Gross expenses	1.90	%(g)	1.96%		2.17%	2.17%	2.19%	2.05%
Net investment income (loss)	(0.09	)%(g)	(0.33)%		(0.10)%	0.07%	0.02%	0.10%
Portfolio turnover rate	1%		5%		15%	17%	58%	19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(i)	Includes additional voluntary waiver of advisory fee of 0.02%.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$16.63		$14.01		$13.06	$11.32	$12.09	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11		0.12	0.13	0.13	0.10
Net realized and unrealized gain (loss)	(2.32)		2.61		0.95	1.76	(0.77)	0.75

Total from Investment Operations	(2.25)		2.72		1.07	1.89	(0.64)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.10)		(0.12)	(0.15)	(0.13)	(0.10)

Net asset value, end of the period	$14.31		$16.63		$14.01	$13.06	$11.32	$12.09

Total return(b)	(13.58	)%(c)	19.49%		8.36%	16.73%	(5.32)%	7.50	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$229		$437		$728	$530	$1	$1
Net expenses(d)	0.63	%(e)	0.77	%(f)	0.90%	0.90%	0.90%	0.90	%(e)
Gross expenses	1.44	%(e)	1.08%		1.29%	1.63%	15.41%	14.26	%(e)
Net investment income	0.92	%(e)	0.70%		0.95%	1.03%	1.04%	1.22	%(e)
Portfolio turnover rate	1%		5%		15%	17%	58%	19	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of the period	$16.65		$14.02		$13.07	$11.32	$12.09	$10.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.10		0.11	0.13	0.12	0.13
Net realized and unrealized gain (loss)	(2.33)		2.63		0.96	1.76	(0.76)	1.19

Total from Investment Operations	(2.26)		2.73		1.07	1.89	(0.64)	1.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.10)		(0.12)	(0.14)	(0.13)	(0.12)

Net asset value, end of the period	$14.33		$16.65		$14.02	$13.07	$11.32	$12.09

Total return(b)	(13.53	)%(c)	19.43%		8.38%	16.67%	(5.37)%	12.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$125,770		$102,004		$56,979	$60,794	$67,125	$73,255
Net expenses(d)	0.68	%(e)	0.78	%(f)(g)	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.90	%(e)	0.95%		1.17%	1.17%	1.19%	1.05%
Net investment income	0.92	%(e)	0.67%		0.90%	1.06%	1.01%	1.10%
Portfolio turnover rate	1%		5%		15%	17%	58%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.14		$10.77		$10.36		$9.71		$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.04		0.07		0.09		0.08		0.04
Net realized and unrealized gain (loss)	(1.47)		(0.37)		0.71		0.80		(0.02)		0.11

Total from Investment Operations	(1.44)		(0.33)		0.78		0.89		0.06		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.14)		(0.18)		(0.10)		(0.31)		(0.19)
Net realized capital gains	(0.13)		(0.16)		(0.19)		(0.14)		—		—

Total Distributions	(0.14)		(0.30)		(0.37)		(0.24)		(0.31)		(0.19)

Net asset value, end of the period	$8.56		$10.14		$10.77		$10.36		$9.71		$9.96

Total return(b)(c)	(14.31	)%(d)	(3.02)%		7.61%		9.16%		0.64%		1.46	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,262		$6,798		$5,674		$2,549		$814		$139
Net expenses(e)	0.92	%(f)(g)	0.96	%(h)(i)	0.97	%(j)	0.96	%(k)	0.96	%(l)	0.96	%(f)(m)
Gross expenses	1.29	%(f)(g)	1.41	%(i)	1.43	%(j)	1.56	%(k)	1.75	%(l)	5.23	%(f)(m)
Net investment income	0.54	%(f)	0.39%		0.69%		0.86%		0.85%		0.49	%(f)
Portfolio turnover rate	36%		37%		53%		25%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.27%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.92% and the ratio of gross expenses would have been 1.37%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.41%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.55%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.74%.
(m)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 5.22%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.17		$10.80		$10.39		$9.73		$9.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07		0.10		0.12		0.11		0.06
Net realized and unrealized gain (loss)	(1.47)		(0.36)		0.71		0.80		(0.02)		0.12

Total from Investment Operations	(1.43)		(0.29)		0.81		0.92		0.09		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.18)		(0.21)		(0.12)		(0.34)		(0.20)
Net realized capital gains	(0.13)		(0.16)		(0.19)		(0.14)		—		—

Total Distributions	(0.15)		(0.34)		(0.40)		(0.26)		(0.34)		(0.20)

Net asset value, end of the period	$8.59		$10.17		$10.80		$10.39		$9.73		$9.98

Total return(b)	(14.21	)%(c)	(2.73)%		7.89%		9.52%		0.93%		1.77	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,516		$8,110		$11,781		$27,322		$27,050		$25,805
Net expenses(d)	0.63	%(e)(f)	0.67	%(g)(h)	0.67	%(i)	0.66	%(j)	0.66	%(k)	0.67	%(e)(l)
Gross expenses	0.95	%(e)(f)	1.05	%(h)	1.07	%(i)	1.08	%(j)	1.12	%(k)	1.11	%(e)(l)
Net investment income	0.82	%(e)	0.69%		0.96%		1.17%		1.13%		0.75	%(e)
Portfolio turnover rate	36%		37%		53%		25%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 0.93%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.65% to 0.60%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.63% and the ratio of gross expenses would have been 1.02%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.05%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.07%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.11%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.10%.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.16		$10.79		$10.37		$9.72		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07		0.10		0.11		0.12		0.06
Net realized and unrealized gain (loss)	(1.48)		(0.37)		0.72		0.80		(0.03)		0.11

Total from Investment Operations	(1.44)		(0.30)		0.82		0.91		0.09		0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.17)		(0.21)		(0.12)		(0.34)		(0.20)
Net realized capital gains	(0.13)		(0.16)		(0.19)		(0.14)		—		—

Total Distributions	(0.14)		(0.33)		(0.40)		(0.26)		(0.34)		(0.20)

Net asset value, end of the period	$8.58		$10.16		$10.79		$10.37		$9.72		$9.97

Total return(b)	(14.23	)%(c)	(2.69)%		7.85%		9.38%		0.89%		1.66	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,091		$32,217		$22,081		$7,060		$1,205		$43
Net expenses(d)	0.67	%(e)(f)	0.71	%(g)(h)	0.72	%(i)	0.71	%(j)	0.71	%(k)	0.71	%(e)(l)
Gross expenses	1.04	%(e)(f)	1.16	%(h)	1.18	%(i)	1.28	%(j)	1.39	%(k)	3.62	%(e)(l)
Net investment income	0.79	%(e)	0.63%		0.94%		1.10%		1.19%		0.71	%(e)
Portfolio turnover rate	36%		37%		53%		25%		46%		46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.02%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.67% and the ratio of gross expenses would have been 1.13%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.16%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.27%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.39%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 3.62%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$20.53		$19.57		$14.92		$11.45		$12.77		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08		(0.01)		(0.02)		0.03		0.00	(b)	(0.04)
Net realized and unrealized gain (loss)	(5.11)		3.45		4.77		3.69		(0.84)		3.06

Total from Investment Operations	(5.03)		3.44		4.75		3.72		(0.84)		3.02

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.00	)(b)	(0.03)		(0.00	)(b)	(0.03)
Net realized capital gains	(0.70)		(2.48)		(0.10)		(0.22)		(0.48)		(0.12)

Total Distributions	(0.70)		(2.48)		(0.10)		(0.25)		(0.48)		(0.15)

Net asset value, end of the period	$14.80		$20.53		$19.57		$14.92		$11.45		$12.77

Total return(c)(d)	(25.03	)%(e)	17.82%		32.07%		32.63%		(6.54)%		30.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,121		$43,117		$33,625		$12,884		$6,360		$3,260
Net expenses(f)	1.21	%(g)(h)	1.21	%(i)	1.20%		1.21	%(j)	1.30	%(k)(l)	1.29%
Gross expenses	1.26	%(g)(h)	1.24	%(i)	1.24%		1.39	%(j)	1.39	%(k)	1.43%
Net investment income (loss)	0.99	%(g)	(0.03)%		(0.14)%		0.21%		0.03%		(0.36)%
Portfolio turnover rate	10%		40	%(m)	11%		23%		19%		20%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.38%.
(k)	Includes interest expense of less than 0.01%.
(l)	Effective December 28, 2018, the expense limit decreased from 1.30% to 1.20%.
(m)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$19.62		$18.95		$14.56		$11.24		$12.63		$9.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.16)		(0.13)		(0.07)		(0.09)		(0.12)
Net realized and unrealized gain (loss)	(4.87)		3.31		4.62		3.61		(0.82)		3.02

Total from Investment Operations	(4.85)		3.15		4.49		3.54		(0.91)		2.90

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.00	)(b)	—		—		—
Net realized capital gains	(0.70)		(2.48)		(0.10)		(0.22)		(0.48)		(0.12)

Total Distributions	(0.70)		(2.48)		(0.10)		(0.22)		(0.48)		(0.12)

Net asset value, end of the period	$14.07		$19.62		$18.95		$14.56		$11.24		$12.63

Total return(c)(d)	(25.28	)%(e)	16.85%		31.07%		31.66%		(7.20)%		29.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,731		$17,248		$11,196		$5,406		$2,706		$1,164
Net expenses(f)	1.96	%(g)(h)	1.96	%(i)	1.95%		1.96	%(j)	2.05	%(k)(l)	2.04%
Gross expenses	2.01	%(g)(h)	1.99	%(i)	1.99%		2.14	%(j)	2.14	%(k)	2.18%
Net investment income (loss)	0.24	%(g)	(0.79)%		(0.84)%		(0.52)%		(0.72)%		(1.02)%
Portfolio turnover rate	10%		40	%(m)	11%		23%		19%		20%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
(k)	Includes interest expense of less than 0.01%.
(l)	Effective December 28, 2018, the expense limit decreased from 2.05% to 1.95%.
(m)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$20.72		$19.71		$14.99		$11.49		$12.81		$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		0.05		0.01		0.06		(0.01)		0.02
Net realized and unrealized gain (loss)	(5.16)		3.49		4.82		3.72		(0.79)		1.66

Total from Investment Operations	(5.05)		3.54		4.83		3.78		(0.80)		1.68

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)		(0.01)		(0.06)		(0.04)		(0.04)
Net realized capital gains	(0.70)		(2.48)		(0.10)		(0.22)		(0.48)		(0.12)

Total Distributions	(0.70)		(2.53)		(0.11)		(0.28)		(0.52)		(0.16)

Net asset value, end of the period	$14.97		$20.72		$19.71		$14.99		$11.49		$12.81

Total return	(24.90	)%(b)	18.17%		32.44	%(c)	33.05	%(c)	(6.26	)%(c)	14.81	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$199,317		$219,679		$72,768		$11,000		$2,842		$1
Net expenses	0.90	%(d)(e)	0.91	%(f)(g)	0.90	%(h)	0.90	%(h)(i)	1.01	%(h)(j)(k)	1.00	%(d)(h)
Gross expenses	0.90	%(d)(e)	0.91	%(f)(g)	0.93%		1.08	%(i)	1.08	%(j)	14.30	%(d)
Net investment income (loss)	1.35	%(d)	0.24%		0.08%		0.46%		(0.08)%		0.29	%(d)
Portfolio turnover rate	10%		40	%(l)	11%		23%		19%		20	%(m)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.90%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense of less than 0.01%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.99% and the ratio of gross expenses would have been 1.07%.
(k)	Effective December 28, 2018, the expense limit decreased from 1.00% to 0.90%.
(l)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
(m)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of the period	$20.71		$19.71		$14.99		$11.49		$12.81		$9.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.05		0.01		0.07		0.04		0.03
Net realized and unrealized gain (loss)	(5.16)		3.46		4.81		3.70		(0.85)		3.02

Total from Investment Operations	(5.05)		3.51		4.82		3.77		(0.81)		3.05

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)		(0.00	)(b)	(0.05)		(0.03)		(0.03)
Net realized capital gains	(0.70)		(2.48)		(0.10)		(0.22)		(0.48)		(0.12)

Total Distributions	(0.70)		(2.51)		(0.10)		(0.27)		(0.51)		(0.15)

Net asset value, end of the period	$14.96		$20.71		$19.71		$14.99		$11.49		$12.81

Total return(c)	(24.91	)%(d)	18.06%		32.42%		32.99%		(6.32)%		30.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$663,853		$840,638		$760,181		$118,032		$69,705		$63,359
Net expenses(e)	0.96	%(f)(g)	0.96	%(h)	0.95%		0.96	%(i)	1.05	%(j)(k)	1.04%
Gross expenses	1.01	%(f)(g)	0.99	%(h)	0.99%		1.14	%(i)	1.15	%(j)	1.16%
Net investment income	1.27	%(f)	0.22%		0.06%		0.50%		0.29%		0.26%
Portfolio turnover rate	10%		40	%(l)	11%		23%		19%		20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
(j)	Includes interest expense of less than 0.01%.
(k)	Effective December 28, 2018, the expense limit decreased from 1.05% to 0.95%.
(l)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$14.35		$13.95		$12.51		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15		0.08		(0.01)		0.12		(0.00	)(b)
Net realized and unrealized gain (loss)	(4.10)		0.78		2.87		2.48		0.03

Total from Investment Operations	(3.95)		0.86		2.86		2.60		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)		(0.12)		(0.12)		—
Net realized capital gains	—		(0.37)		(1.30)		—		—

Total Distributions	—		(0.46)		(1.42)		(0.12)		—

Net asset value, end of the period	$10.40		$14.35		$13.95		$12.51		$10.03

Total return(c)(d)	(27.53	)%(e)	6.22%		23.18%		25.97%		0.30	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$594		$380		$76		$4		$1
Net expenses(f)	1.21	%(g)(h)	1.21	%(i)	1.26	%(j)	1.21	%(k)	1.20	%(g)
Gross expenses	2.12	%(g)(h)	2.08	%(i)	5.69	%(j)	107.91	%(k)	22.87	%(g)
Net investment income (loss)	2.51	%(g)	0.57%		(0.04)%		1.09%		(1.20	)%(g)
Portfolio turnover rate	6%		8%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.11%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.07%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 5.64%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 107.90%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$14.40		$13.99		$12.51		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16		0.14		0.07		0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	(4.11)		0.76		2.84		2.49		0.03

Total from Investment Operations	(3.95)		0.90		2.91		2.64		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)		(0.13)		(0.16)		—
Net realized capital gains	—		(0.37)		(1.30)		—		—

Total Distributions	—		(0.49)		(1.43)		(0.16)		—

Net asset value, end of the period	$10.45		$14.40		$13.99		$12.51		$10.03

Total return(c)	(27.43	)%(d)	6.47%		23.60%		26.31%		0.30	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,386		$27,569		$16,478		$17,193		$10,035
Net expenses(e)	0.91	%(f)(g)	0.91	%(h)	0.93	%(i)	0.92	%(j)	0.90	%(f)
Gross expenses	1.54	%(f)(g)	1.44	%(h)	1.83	%(i)	1.99	%(j)	22.55	%(f)
Net investment income (loss)	2.72	%(f)	0.94%		0.58%		1.36%		(0.90	)%(f)
Portfolio turnover rate	6%		8%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.52%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.43%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.80%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$14.38		$13.98		$12.50		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17		0.08		0.03		0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	(4.11)		0.80		2.88		2.48		0.03

Total from Investment Operations	(3.94)		0.88		2.91		2.63		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)		(0.13)		(0.16)		—
Net realized capital gains	—		(0.37)		(1.30)		—		—

Total Distributions	—		(0.48)		(1.43)		(0.16)		—

Net asset value, end of the period	$10.44		$14.38		$13.98		$12.50		$10.03

Total return(c)	(27.40	)%(d)	6.39%		23.60%		26.21%		0.30	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,491		$1,783		$75		$9		$1
Net expenses(e)	0.96	%(f)(g)	0.96	%(h)	1.00	%(i)	0.96	%(j)	0.95	%(f)
Gross expenses	1.87	%(f)(g)	1.83	%(h)	6.51	%(i)	94.13	%(j)	22.51	%(f)
Net investment income (loss)	2.81	%(f)	0.52%		0.21%		1.36%		(0.95	)%(f)
Portfolio turnover rate	6%		8%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.86%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.82%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 6.46%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 94.12%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$12.57		$10.21		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.00	)(b)	(0.04)		(0.00	)(b)
Net realized and unrealized gain (loss)	(3.20)		3.06		0.21

Total from Investment Operations	(3.20)		3.02		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	—
Net realized capital gains	(0.42)		(0.66)		—

Total Distributions	(0.42)		(0.66)		—

Net asset value, end of the period	$8.95		$12.57		$10.21

Total return(c)(d)	(25.98	)%(e)	29.65%		2.10	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$79		$12		$1
Net expenses(f)	1.05	%(g)	1.05%		1.05	%(g)
Gross expenses	8.04	%(g)	8.99%		23.61	%(g)
Net investment loss	(0.08	)%(g)	(0.31)%		(0.73	)%(g)
Portfolio turnover rate	3%		9%		0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$12.47		$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.12)	(0.01)
Net realized and unrealized gain (loss)	(3.17)		3.04	0.22

Total from Investment Operations	(3.21)		2.92	0.21

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.42)		(0.66)	—

Net asset value, end of the period	$8.84		$12.47	$10.21

Total return(b)(c)	(26.28	)%(d)	28.62%	2.10	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$75		$101	$1
Net expenses(e)	1.80	%(f)	1.80%	1.80	%(f)
Gross expenses	8.97	%(f)	9.37%	24.34	%(f)
Net investment loss	(0.88	)%(f)	(0.91)%	(1.45	)%(f)
Portfolio turnover rate	3%		9%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$12.59		$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	(3.20)		3.05	0.21

Total from Investment Operations	(3.19)		3.06	0.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)	—
Net realized capital gains	(0.42)		(0.66)	—

Total Distributions	(0.42)		(0.68)	—

Net asset value, end of the period	$8.98		$12.59	$10.21

Total return(c)	(25.86	)%(d)	29.99%	2.10	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,489		$4,893	$5,106
Net expenses(e)	0.75	%(f)	0.75%	0.75	%(f)
Gross expenses	4.58	%(f)	3.50%	17.07	%(f)
Net investment income (loss)	0.17	%(f)	0.06%	(0.39	)%(f)
Portfolio turnover rate	3%		9%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$12.59		$10.21		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gain (loss)	(3.21)		3.06		0.21

Total from Investment Operations	(3.20)		3.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		—
Net realized capital gains	(0.42)		(0.66)		—

Total Distributions	(0.42)		(0.68)		—

Net asset value, end of the period	$8.97		$12.59		$10.21

Total return(c)	(25.94	)%(d)	29.97%		2.10	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36		$44		$1
Net expenses(e)	0.80	%(f)	0.80%		0.80	%(f)
Gross expenses	7.95	%(f)	8.79%		23.24	%(f)
Net investment income (loss)	0.12	%(f)	(0.01)%		(0.36	)%(f)
Portfolio turnover rate	3%		9%		0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

61  |

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Fund

Gateway Equity Call Premium Fund

Natixis Funds Trust I:

Mirova Global Green Bond Fund (the “Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Mirova International Sustainable Equity Fund (the “International Sustainable Equity Fund”)

Mirova U.S. Sustainable Equity Fund (the “U.S. Sustainable Equity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares, except for Global Green Bond Fund and International Sustainable Equity Fund, which do not offer Class C shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for all Funds except for Global Green Bond Fund which are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available,

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unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Domestic exchange-traded index option contracts are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2022, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$336,101,402	37.0%
International Sustainable Equity Fund	17,838,681	91.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized

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foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2022, the amount of income available to be distributed by Global Green Bond Fund has been reduced by $180,691 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Option Contracts.  Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

f.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts (including variation margin, as applicable). In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

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g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (IRS), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, futures contract mark-to-market, non-deductible expenses, capital gain distribution received, return of capital distributions received, distribution re-designations and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, future contract mark-to-market, capital gain distribution received and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$49,184,281	$—	$49,184,281
Gateway Equity Call Premium Fund	544,913	—	544,913
Global Green Bond Fund	901,804	537,858	1,439,662
Global Sustainable Equity Fund	14,908,515	109,185,274	124,093,789
International Sustainable Equity Fund	409,826	570,795	980,621
U.S. Sustainable Equity Fund	272,938	—	272,938

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2021, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,184,785,617)	$(8,151,305)	$—	$—	$—	$—
Long-term:
No expiration date	(573,854,387)	(7,210,074)	—	—	—	—

Total capital loss carryforward	(1,758,640,004)	(15,361,379)	—	—	—	—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$—	$—	$(189,581)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. International Sustainable Equity Fund is deferring capital and foreign currency losses.

As of June 30, 2022, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Unrealized appreciation (depreciation)
Investments	$3,521,896,487	$25,986,848	$(4,537,927)	$(140,838,405)	$(3,072,414)	$(230,800)
Foreign currency translations	332	4	(2,267,153)	(82,370)	(8,720)	—

Total unrealized appreciation (depreciation)	$3,521,896,819	$25,986,852	$(6,805,080)	$(140,920,775)	$(3,081,134)	$(230,800)

As of June 30, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Federal tax cost	$3,724,497,747	$110,748,234	$43,950,809	$1,042,654,409	$22,259,475	$3,766,202

Gross tax appreciation	$3,682,798,810	$29,730,897	$687,003	$28,809,309	$776,615	$254,060
Gross tax depreciation	(160,902,323)	(3,744,049)	(7,440,813)	(169,647,714)	(3,849,029)	(484,860)

Net tax appreciation (depreciation)	$3,521,896,487	$25,986,848	$(6,753,810)	$(140,838,405)	$(3,072,414)	$(230,800)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market. The difference between these amounts and those reported in the table above are primarily attributable to foreign currency mark-to-market.

i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of

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the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,885,039,357	$—	$—	$6,885,039,357
Purchased Options(a)	116,109,190	—	—	116,109,190
Short-Term Investments	—	160,482,190	—	160,482,190

Total	$7,001,148,547	$160,482,190	$—	$7,161,630,737

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(93,978,822)	$—	$—	$(93,978,822)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$126,864,300	$—	$—	$126,864,300
Short-Term Investments	—	8,166,855	—	8,166,855

Total	$126,864,300	$8,166,855	$—	$135,031,155

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,546,788)	$—	$—	$(1,546,788)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$35,176,130	$—	$35,176,130
Short-Term Investments	—	1,488,295	—	1,488,295
Futures Contracts (unrealized appreciation)	608,855	—	—	608,855

Total	$608,855	$36,664,425	$—	$37,273,280

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(76,281)	$—	$—	$(76,281)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$14,280,611	$—	$14,280,611
Denmark	—	76,697,794	—	76,697,794
France	—	26,451,261	—	26,451,261
Germany	—	49,036,612	—	49,036,612
Hong Kong	—	41,348,857	—	41,348,857
Japan	—	47,794,177	—	47,794,177
Netherlands	—	28,502,691	—	28,502,691
Spain	—	27,858,635	—	27,858,635
United Kingdom	—	24,130,764	—	24,130,764
All Other Common Stocks(a)	550,298,661	—	—	550,298,661

Total Common Stocks	550,298,661	336,101,402	—	886,400,063

Short-Term Investments	—	15,415,941	—	15,415,941

Total	$550,298,661	$351,517,343	$—	$901,816,004

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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International Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$225,307	$—	$225,307
Belgium	—	1,010,756	—	1,010,756
Denmark	—	2,316,871	—	2,316,871
France	—	2,406,643	—	2,406,643
Germany	—	1,204,093	—	1,204,093
Hong Kong	—	1,656,629	—	1,656,629
Ireland	—	771,040	—	771,040
Japan	—	2,636,159	—	2,636,159
Netherlands	—	1,489,386	—	1,489,386
Norway	—	112,037	—	112,037
Spain	—	713,743	—	713,743
Switzerland	—	495,055	—	495,055
United Kingdom	—	2,800,962	—	2,800,962
All Other Common Stocks(a)	1,034,865	—	—	1,034,865

Total Common Stocks	1,034,865	17,838,681	—	18,873,546

Short-Term Investments	—	313,515	—	313,515

Total	$1,034,865	$18,152,196	$—	$19,187,061

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,535,402	$—	$—	$3,535,402

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options, purchased index put options and futures contracts.

Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund’s volatility, provide a steady cash flow and be an important source of a Fund’s return, although it also may reduce a Fund’s ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2022, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal

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investment strategies, the Fund may also invest in various types of futures contracts for investment purposes. During the six months ended June 30, 2022, Global Green Bond Fund used U.S. and foreign government bond futures to gain yield curve exposure.

Global Green Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2022, Global Green Bond Fund used U.S. and foreign government bond futures to manage duration.

Global Green Bond Fund is also subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may use futures contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2022, Global Green Bond Fund used currency futures for hedging purposes.

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$116,109,190

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(93,978,822)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$116,459,727	$400,149,968

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$46,551,044	$97,009,787

[2]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,546,788)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$6,218,536

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$1,862,025

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Foreign exchange contracts	$608,855

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(76,281)

Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(429,519)
Foreign exchange contracts	1,650,523

Total	$1,221,004

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$957,249
Foreign exchange contracts	49,555

Total	$1,006,804

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2022:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.03%	78.44%
Highest Notional Amount Outstanding	99.15%	99.03%
Lowest Notional Amount Outstanding	98.88%	68.68%
Notional Amount Outstanding as of June 30, 2022	99.15%	69.41%

The volume of option contract activity as a percentage of investments in common stocks for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2022:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.95%
Highest Notional Amount Outstanding	99.06%
Lowest Notional Amount Outstanding	98.74%
Notional Amount Outstanding as of June 30, 2022	99.06%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2022:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	84.46%
Highest Notional Amount Outstanding	89.86%
Lowest Notional Amount Outstanding	75.75%
Notional Amount Outstanding as of June 30, 2022	76.06%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2022:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Green Bond Fund	$1,251,614	$1,251,614

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term investments, option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Fund	$869,441,853	$436,828,730
Gateway Equity Call Premium Fund	51,090,363	1,448,533
Global Green Bond Fund	15,750,254	13,577,642
Global Sustainable Equity Fund	220,385,624	102,947,061
International Sustainable Equity Fund	1,417,168	2,888,683
U.S. Sustainable Equity Fund	107,423	358,142

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%

Mirova US LLC (“Mirova US”) serves as investment adviser to Global Green Bond Fund, Global Sustainable Equity Fund, International Sustainable Equity Fund and U.S. Sustainable Equity Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

subsidiary of Natixis Investment Managers. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.50%
Global Sustainable Equity Fund	0.80%
International Sustainable Equity Fund	0.80%
U.S. Sustainable Equity Fund	0.65%

Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Green Bond Fund	0.90%	—	0.60%	0.65%
Global Sustainable Equity Fund	1.20%	1.95%	0.90%	0.95%
International Sustainable Equity Fund	1.20%	—	0.90%	0.95%
U.S. Sustainable Equity Fund	1.05%	1.80%	0.75%	0.80%

Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2022, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Fund	$22,435,478	$—	$22,435,478	0.58%	0.58%
Gateway Equity Call Premium Fund	347,026	132,643	214,383	0.58%	0.36%
Global Green Bond Fund	106,170	76,456	29,714	0.50%	0.14%
Global Sustainable Equity Fund	4,050,446	—	4,050,446	0.80%	0.80%
International Sustainable Equity Fund	100,199	79,952	20,247	0.80%	0.16%
U.S. Sustainable Equity Fund	13,523	13,523	—	0.65%	—%

For the six months ended June 30, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$85,215	$3,296	$—	$212,296	$300,807
Global Sustainable Equity Fund	9,725	3,893	—	199,713	213,331

[1]	Waiver/expense reimbursements are subject to possible recovery until December 31, 2023.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

In addition, Mirova US reimbursed non-class-specific expenses of U.S. Sustainable Equity Fund in the amount of $68,016 for the six months ended June 30, 2022, which are subject to possible recovery until December 31, 2023.

For the six months ended June 30, 2022, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
Gateway Fund	$12,489

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,194,288	$126,897	$380,690
Gateway Equity Call Premium Fund	2,767	1,009	3,027
Global Green Bond Fund	8,091	—	—
Global Sustainable Equity Fund	45,863	18,350	55,049
International Sustainable Equity Fund	469	—	—
U.S. Sustainable Equity Fund	46	105	315

For the six months ended June 30, 2022, Natixis Distribution refunded Gateway Fund $61,250 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,704,956
Gateway Equity Call Premium Fund	26,501
Global Green Bond Fund	9,389
Global Sustainable Equity Fund	223,902
International Sustainable Equity Fund	5,533
U.S. Sustainable Equity Fund	919

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$1,991,070
Gateway Equity Call Premium Fund	23,952
Global Green Bond Fund	19,138
Global Sustainable Equity Fund	415,814
International Sustainable Equity Fund	1,571
U.S. Sustainable Equity Fund	87

As of June 30, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$41,486
Gateway Equity Call Premium Fund	525
Global Green Bond Fund	388
Global Sustainable Equity Fund	8,468
International Sustainable Equity Fund	34
U.S. Sustainable Equity Fund	63

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2022 was as follows:

Fund	Commissions
Gateway Fund	$24,207
Gateway Equity Call Premium Fund	201
Global Sustainable Equity Fund	5,444
International Sustainable Equity Fund	19

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are

75  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Gateway Fund	$(137,961)
Gateway Equity Call Premium Fund	(5,571)
Global Green Bond Fund	(1,014)
Global Sustainable Equity Fund	(312)

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2022, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	1.14%
Natixis Sustainable Future 2020 Fund	0.91%
Natixis Sustainable Future 2025 Fund	1.50%
Natixis Sustainable Future 2030 Fund	2.57%
Natixis Sustainable Future 2035 Fund	1.75%
Natixis Sustainable Future 2040 Fund	1.12%
Natixis Sustainable Future 2045 Fund	0.96%
Natixis Sustainable Future 2050 Fund	0.38%
Natixis Sustainable Future 2055 Fund	0.31%
Natixis Sustainable Future 2060 Fund	0.21%
Natixis Sustainable Future 2065 Fund	0.09%

10.94%

International Sustainable Equity Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	0.68%
Natixis Sustainable Future 2020 Fund	0.73%
Natixis Sustainable Future 2025 Fund	1.57%
Natixis Sustainable Future 2030 Fund	3.71%
Natixis Sustainable Future 2035 Fund	4.11%
Natixis Sustainable Future 2040 Fund	3.81%
Natixis Sustainable Future 2045 Fund	4.49%
Natixis Sustainable Future 2050 Fund	4.06%
Natixis Sustainable Future 2055 Fund	3.56%
Natixis Sustainable Future 2060 Fund	2.50%
Natixis Sustainable Future 2065 Fund	1.10%
Natixis and affiliates	58.91%

89.23%

U.S. Sustainable Equity Fund	Percentage of Net Assets
Natixis and affiliates	94.80%

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund, Global Green Bond Fund, Global Sustainable Equity Fund, International Sustainable Equity Fund and U.S. Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2023, and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2022, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$883
Global Green Bond Fund	968
Global Sustainable Equity Fund	1,402
International Sustainable Equity Fund	997
U.S. Sustainable Equity Fund	880

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$317,441	$32,052	$2,186	$1,930,074
Gateway Equity Call Premium Fund	639	243	883	34,783
Global Green Bond Fund	4,119	—	968	19,052
Global Sustainable Equity Fund	19,849	7,943	1,402	407,199
International Sustainable Equity Fund	644	—	997	2,761
U.S. Sustainable Equity Fund	631	1,440	880	681

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, International Sustainable Equity Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $600,000 at a weighted average interest rate of 2.68%. Interest expense incurred on the line of credit was $268.

9.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Interest Expense.  The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and, for Global Green Bond Fund, foreign currency debit balances at brokers. Interest expense incurred for the six months ended June 30, 2022 is reflected on the Statements of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	3	79.68%	—	79.68%
Global Green Bond Fund	4	40.68%	10.94%	51.62%
Global Sustainable Equity Fund	1	20.50%	—	20.50%
International Sustainable Equity Fund	1	6.82%	89.23%	96.05%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,727,809	$66,434,756	4,103,014	$159,384,742
Issued in connection with the reinvestment of distributions	62,953	2,344,924	100,047	3,909,189
Redeemed	(2,039,774)	(77,553,066)	(4,696,532)	(182,041,657)

Net change	(249,012)	$(8,773,386)	(493,471)	$(18,747,726)

Class C
Issued from the sale of shares	182,606	$7,001,272	455,601	$17,700,327
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(464,236)	(17,613,353)	(1,530,271)	(58,832,782)

Net change	(281,630)	$(10,612,081)	(1,074,670)	$(41,132,455)

Class N
Issued from the sale of shares	4,015,550	$153,160,758	5,482,060	$215,874,763
Issued in connection with the reinvestment of distributions	33,444	1,245,675	44,030	1,726,281
Redeemed	(2,734,516)	(105,096,754)	(3,197,125)	(126,136,905)

Net change	1,314,478	$49,309,679	2,328,965	$91,464,139

Class Y
Issued from the sale of shares	18,753,494	$725,537,564	37,955,789	$1,477,701,403
Issued in connection with the reinvestment of distributions	527,991	19,703,411	867,558	33,970,801
Redeemed	(21,775,123)	(825,872,767)	(32,342,708)	(1,248,292,004)

Net change	(2,493,638)	$(80,631,792)	6,480,639	$263,380,200

Increase (decrease) from capital share transactions	(1,709,802)	$(50,707,580)	7,241,463	$294,964,158

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Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	18,077	$283,802	119,601	$1,838,974
Issued in connection with the reinvestment of distributions	383	5,840	486	7,707
Redeemed	(44,939)	(708,206)	(67,014)	(1,010,211)

Net change	(26,479)	$(418,564)	53,073	$836,470

Class C
Issued from the sale of shares	20,094	$294,095	5,571	$83,540
Issued in connection with the reinvestment of distributions	—	—	5	75
Redeemed	(17,563)	(249,090)	(9,350)	(135,497)

Net change	2,531	$45,005	(3,774)	$(51,882)

Class N
Issued from the sale of shares	956	$14,810	2,094	$31,390
Issued in connection with the reinvestment of distributions	71	1,082	263	4,105
Redeemed	(11,292)	(176,461)	(28,036)	(439,160)

Net change	(10,265)	$(160,569)	(25,679)	$(403,665)

Class Y
Issued from the sale of shares	3,639,792	$56,421,557	2,374,121	$36,711,691
Issued in connection with the reinvestment of distributions	10,671	161,671	8,278	130,618
Redeemed	(998,660)	(15,200,894)	(318,518)	(4,919,489)

Net change	2,651,803	$41,382,334	2,063,881	$31,922,820

Increase from capital share transactions	2,617,590	$40,848,206	2,087,501	$32,303,743

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	151,574	$1,414,421	330,121	$3,478,742
Issued in connection with the reinvestment of distributions	10,106	94,690	18,695	191,969
Redeemed	(100,648)	(940,846)	(205,158)	(2,165,159)

Net change	61,032	$568,265	143,658	$1,505,552

Class N
Issued from the sale of shares	165,997	$1,558,078	402,160	$4,252,330
Issued in connection with the reinvestment of distributions	10,019	94,183	27,746	286,884
Redeemed	(447,972)	(4,223,825)	(723,427)	(7,634,063)

Net change	(271,956)	$(2,571,564)	(293,521)	$(3,094,849)

Class Y
Issued from the sale of shares	532,212	$4,946,606	1,803,141	$19,007,559
Issued in connection with the reinvestment of distributions	45,915	431,138	84,947	873,670
Redeemed	(476,901)	(4,461,142)	(763,186)	(8,021,816)

Net change	101,226	$916,602	1,124,902	$11,859,413

Increase (decrease) from capital share transactions	(109,698)	$(1,086,697)	975,039	$10,270,116

79  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	334,199	$5,708,253	730,171	$15,268,213
Issued in connection with the reinvestment of distributions	49,547	866,086	137,134	2,803,008
Redeemed	(314,340)	(5,237,491)	(484,741)	(10,404,320)

Net change	69,406	$1,336,848	382,564	$7,666,901

Class C
Issued from the sale of shares	98,711	$1,658,821	335,039	$6,688,657
Issued in connection with the reinvestment of distributions	13,506	224,871	35,331	691,330
Redeemed	(86,459)	(1,352,714)	(82,377)	(1,707,925)

Net change	25,758	$530,978	287,993	$5,672,062

Class N
Issued from the sale of shares	4,551,369	$79,484,899	7,851,561	$166,251,848
Issued in connection with the reinvestment of distributions	485,218	8,568,957	1,098,456	22,677,782
Redeemed	(2,324,629)	(39,145,123)	(2,037,482)	(42,874,998)

Net change	2,711,958	$48,908,733	6,912,535	$146,054,632

Class Y
Issued from the sale of shares	10,314,063	$182,605,992	23,278,352	$494,418,241
Issued in connection with the reinvestment of distributions	1,252,037	22,110,968	3,260,207	67,203,764
Redeemed	(7,780,902)	(130,727,769)	(24,519,480)	(529,966,929)

Net change	3,785,198	$73,989,191	2,019,079	$31,655,076

Increase from capital share transactions	6,592,320	$124,765,750	9,602,171	$191,048,671

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
International Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	32,890	$360,738	20,848	$301,831
Issued in connection with the reinvestment of distributions	—	—	621	8,864
Redeemed	(2,201)	(25,095)	(427)	(6,066)

Net change	30,689	$335,643	21,042	$304,629

Class N
Issued from the sale of shares	144,358	$1,773,409	1,061,665	$15,350,795
Issued in connection with the reinvestment of distributions	—	—	32,137	457,863
Redeemed	(395,378)	(4,473,913)	(356,899)	(5,294,442)

Net change	(251,020)	$(2,700,504)	736,903	$10,514,216

Class Y
Issued from the sale of shares	27,599	$337,710	129,002	$1,885,986
Issued in connection with the reinvestment of distributions	—	—	2,927	41,940
Redeemed	(8,668)	(111,540)	(13,329)	(201,164)

Net change	18,931	$226,170	118,600	$1,726,762

Increase (decrease) from capital share transactions	(201,400)	$(2,138,691)	876,545	$12,545,607

|  80

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
U.S. Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,579	$88,346	835	$10,270
Issued in connection with the reinvestment of distributions	15	161	50	623
Redeemed	(717)	(7,762)	—	—

Net change	7,877	$80,745	885	$10,893

Class C
Issued from the sale of shares	—	$—	7,608	$99,355
Issued in connection with the reinvestment of distributions	324	3,411	409	5,097

Net change	324	$3,411	8,017	$104,452

Class N
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	(111,465)	(1,400,000)

Net change	—	$—	(111,465)	$(1,400,000)

Class Y
Issued from the sale of shares	479	$5,308	16,848	$195,494
Issued in connection with the reinvestment of distributions	150	1,599	190	2,393
Redeemed	(146)	(1,554)	(13,605)	(157,637)

Net change	483	$5,353	3,433	$40,250

Increase (decrease) from capital share transactions	8,684	$89,509	(99,130)	$(1,244,405)

81  |

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2022

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	August 22, 2022